UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Shareholder Report.

(a) The Report to Shareholders is attached herewith.

Semi-Annual Report
June 30, 2023
Elfun Funds
Elfun International Equity Fund
Elfun Trusts
Elfun Diversified Fund
Elfun Tax-Exempt Income Fund
Elfun Income Fund
Elfun Government Money Market Fund

Elfun Funds
Semi-Annual Report
June 30, 2023 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus which contains important information concerning the Funds. You may find the fund’s prospectus and other information about the fund online at www.ssga.com or you also may get this information at no cost by calling 1-800-242-0134 or by sending an e-mail request to Statestreetfunds@ssga.com. Please read the prospectus carefully before you invest.

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Elfun Funds
Notes to Performance — June 30, 2023 (Unaudited)
Information on the following performance pages relates to the Elfun Funds.
Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at www.ssga.com for the most recent month-end performance data.
A portion of the Elfun Tax-Exempt Income Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.
An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the Elfun Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

Elfun International Equity Fund
Fund Information — June 30, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $171,170 (in thousands) as of June 30, 2023 (a)(b)
Top Ten Largest Holdings
as of June 30, 2023 (as a % of Fair Value) (a)(b)
LVMH Moet Hennessy Louis Vuitton SE	3.84%
AstraZeneca PLC	3.68%
Nestle SA	3.38%
Novartis AG	3.35%
ASML Holding NV	3.24%
Disco Corp.	2.91%
Schneider Electric SE	2.70%
Air Liquide SA	2.53%
SAP SE	2.47%
AIA Group Ltd.	2.45%

(a)	Fair Value basis is inclusive of short-term investments in State Street Institutional U.S. Government Money Market Fund - Class G Shares and State Street Institutional Treasury Money Market Fund - Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
2	Elfun International Equity Fund

Elfun International Equity Fund
Understanding Your Fund’s Expenses — June 30, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2023	$1,000.00	$1,000.00
Ending Account value June 30, 2023	$1,148.80	$1,022.70
Expenses Paid During Period*	$ 2.24	$ 2.11
*	Expenses are equal to the Fund's annualized expense ratio of 0.42% (for the period January 1, 2023 - June 30, 2023), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun International Equity Fund	3

Elfun International Equity Fund
Schedule of Investments — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.2% †
Australia - 1.7%
BHP Group Ltd., Class DI	97,130	$ 2,901,927
Brazil - 0.5%
Itau Unibanco Holding SA ADR	155,545	917,715
Canada - 0.8%
Brookfield Corp.	39,736	1,339,298
France - 19.2%
Air Liquide SA	24,196	4,338,397
AXA SA	110,600	3,267,777
BNP Paribas SA	45,780	2,888,461
Cie de Saint-Gobain	54,820	3,337,178
Dassault Systemes SE	69,851	3,094,597
EssilorLuxottica SA	18,266	3,443,792
LVMH Moet Hennessy Louis Vuitton SE	6,965	6,566,180
Safran SA	24,857	3,894,619
Worldline SA (a)(b)	60,868	2,228,579
		33,059,580
Germany - 5.4%
adidas AG	8,367	1,623,972
Infineon Technologies AG	85,169	3,506,806
SAP SE	30,941	4,225,996
		9,356,774
Hong Kong - 4.0%
AIA Group Ltd.	413,167	4,196,008
Prudential PLC	183,536	2,594,908
		6,790,916
Ireland - 1.1%
Kerry Group PLC, Class A	18,697	1,824,550
Japan - 22.1%
Daikin Industries Ltd.	16,300	3,334,410
Disco Corp.	31,500	4,985,904
Hoya Corp.	22,752	2,718,124
Kao Corp.	54,000	1,956,401
Komatsu Ltd.	135,800	3,667,021
Mitsubishi UFJ Financial Group, Inc.	467,926	3,443,390
Murata Manufacturing Co. Ltd.	35,491	2,035,251
Recruit Holdings Co. Ltd.	102,000	3,249,957
Secom Co. Ltd.	11,400	770,253
Shimadzu Corp.	54,457	1,680,395
	Number of Shares	Fair Value
Shiseido Co. Ltd.	52,962	$ 2,396,767
Sony Group Corp.	45,000	4,055,412
Tokio Marine Holdings, Inc.	159,994	3,682,306
		37,975,591
Netherlands - 6.6%
ASML Holding NV	7,659	5,554,275
ING Groep NV Series N	225,477	3,039,232
Universal Music Group NV	125,655	2,790,887
		11,384,394
Norway - 1.3%
Equinor ASA	74,327	2,168,367
Portugal - 0.7%
Galp Energia SGPS SA	98,546	1,151,386
Singapore - 1.8%
United Overseas Bank Ltd.	152,000	3,151,975
Spain - 3.5%
Cellnex Telecom SA (a)(b)	69,762	2,818,132
Industria de Diseno Textil SA	80,354	3,116,183
		5,934,315
Sweden - 1.8%
Assa Abloy AB, Class B	130,886	3,141,456
Switzerland - 6.3%
DSM-Firmenich AG (b)	22,301	2,399,464
Novartis AG	56,865	5,735,659
Sika AG	9,638	2,761,563
		10,896,686
United Kingdom - 11.6%
Ashtead Group PLC	42,649	2,960,037
AstraZeneca PLC	43,858	6,293,919
London Stock Exchange Group PLC	38,045	4,053,565
Rentokil Initial PLC	458,252	3,586,749
Spirax-Sarco Engineering PLC	22,813	3,010,046
		19,904,316
United States - 9.8%
Experian PLC	59,319	2,279,144
Nestle SA	48,080	5,786,202
Roche Holding AG	13,445	4,108,879

See Notes to Schedules of Investments and Notes to Financial Statements.
4	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Schneider Electric SE	25,473	$ 4,627,001
		16,801,226
Total Common Stock (Cost $123,506,629)		168,700,472
Short-Term Investments - 1.4%
State Street Institutional Treasury Money Market Fund - Premier Class 5.02% (c)(d)	1,388,671	1,388,671
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.07% (c)(d)	1,080,783	1,080,783
Total Short-Term Investments (Cost $2,469,454)		2,469,454
Total Investments (Cost $125,976,083)		171,169,926
Other Assets and Liabilities, net - 0.4%		609,606
NET ASSETS - 100.0%		$ 171,779,532

Other Information:
During the period ended June 30, 2023, the average notional values related to long and short futures contracts were $997,754 and $482,519, respectively.
Notes to Schedule of Investments – June 30, 2023 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to $5,046,711 or 2.94% of the net assets of the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(b)	Non-income producing security.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2023.
Abbreviations:
ADR - American Depositary Receipt

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	5

Elfun International Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 4,656,477	$ 164,043,995	$ —	$ 168,700,472
Short-Term Investments	2,469,454	—	—	2,469,454
Total Investments in Securities	$ 7,125,931	$ 164,043,995	$ —	$ 171,169,926
See Notes to Schedules of Investments and Notes to Financial Statements.
6	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
The Fund was invested in the following sectors at June 30, 2023 (Unaudited):
Sector	Percentage (based on Fair Value)
Pharmaceuticals	9.43%
Diversified Banks	7.86%
Semiconductor Materials & Equipment	6.15%
Building Products	5.73%
Apparel, Accessories & Luxury Goods	4.79%
Packaged Foods & Meats	4.45%
Application Software	4.28%
Life & Health Insurance	3.97%
Healthcare Supplies	3.60%
Specialty Chemicals	3.02%
Electrical Components & Equipment	2.70%
Personal Care Products	2.55%
Industrial Gases	2.53%
Consumer Electronics	2.37%
Financial Exchanges & Data	2.37%
Aerospace & Defense	2.27%
Property & Casualty Insurance	2.15%
Construction Machinery & Heavy Transportation Equipment	2.14%
Environmental & Facilities Services	2.09%
Semiconductors	2.05%
Integrated Oil & Gas	1.94%
Multi-Line Insurance	1.91%
Human Resource & Employment Services	1.90%
Apparel Retail	1.82%
Industrial Machinery & Supplies & Components	1.76%
Trading Companies & Distributors	1.73%
Diversified Metals & Mining	1.69%
Integrated Telecommunication Services	1.65%
Movies & Entertainment	1.63%
Research & Consulting Services	1.33%
Transaction & Payment Processing Services	1.30%
Electronic Components	1.19%
Electronic Equipment & Instruments	0.98%
Asset Management & Custody Banks	0.78%
Security & Alarm Services	0.45%
98.56%
Short-Term Investments
Short-Term Investments	1.44%
100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	7

Elfun International Equity Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	1,192,777	$1,192,777	$ 5,144,076	$4,948,182	$—	$—	1,388,671	$1,388,671	$ 53,016
State Street Institutional U.S. Government Money Market Fund - Class G Shares	935,166	935,166	5,093,799	4,948,182	—	—	1,080,783	1,080,783	47,824
TOTAL		$2,127,943	$10,237,875	$9,896,364	$—	$—		$2,469,454	$100,840
See Notes to Schedules of Investments and Notes to Financial Statements.
8	Elfun International Equity Fund

Elfun Trusts
Fund Information — June 30, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $3,393,483 (in thousands) as of June 30, 2023 (a)(b)
Top Ten Largest Holdings
as of June 30, 2023 (as a % of Fair Value) (a)(b)
Microsoft Corp.	8.50%
Apple, Inc.	6.75%
Amazon.com, Inc.	5.27%
NVIDIA Corp.	4.46%
Meta Platforms, Inc., Class A	4.01%
Alphabet, Inc., Class C	3.55%
Johnson & Johnson	3.22%
UnitedHealth Group, Inc.	3.21%
Visa, Inc., Class A	3.01%
Merck & Company, Inc.	2.79%

(a)	Fair Value basis is inclusive of short-term investments in State Street Institutional U.S. Government Money Market Fund - Class G Shares and State Street Institutional Treasury Money Market Fund - Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
Elfun Trusts	9

Elfun Trusts
Understanding Your Fund’s Expenses — June 30, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2023	$1,000.00	$1,000.00
Ending Account value June 30, 2023	$1,206.90	$1,023.90
Expenses Paid During Period*	$ 0.98	$ 0.90
*	Expenses are equal to the Fund's annualized expense ratio of 0.18% (for the period January 1, 2023 - June 30, 2023), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	Elfun Trusts

Elfun Trusts
Schedule of Investments — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.1% †
Apparel Retail - 1.2%
Ross Stores, Inc.	378,200	$ 42,407,566
Application Software - 2.0%
Salesforce, Inc. (a)	326,549	68,986,742
Biotechnology - 2.5%
BioMarin Pharmaceutical, Inc. (a)	383,891	33,275,672
Vertex Pharmaceuticals, Inc. (a)	144,842	50,971,348
		84,247,020
Broadline Retail - 5.3%
Amazon.com, Inc. (a)	1,370,800	178,697,488
Cable & Satellite - 1.2%
Charter Communications, Inc., Class A (a)	108,600	39,896,382
Consumer Staples Merchandise Retail - 2.2%
Costco Wholesale Corp.	137,512	74,033,711
Diversified Banks - 2.4%
JPMorgan Chase & Co.	549,321	79,893,246
Electric Utilities - 1.6%
NextEra Energy, Inc.	749,300	55,598,060
Electrical Components & Equipment - 2.3%
Eaton Corp. PLC	384,100	77,242,510
Electronic Components - 1.5%
Amphenol Corp., Class A	594,400	50,494,280
Environmental & Facilities Services - 1.9%
Waste Management, Inc.	365,000	63,298,300
Financial Exchanges & Data - 2.2%
S&P Global, Inc.	188,100	75,407,409
Healthcare Equipment - 2.6%
Boston Scientific Corp. (a)	904,103	48,902,931
IDEXX Laboratories, Inc. (a)	75,400	37,868,142
		86,771,073
Home Improvement Retail - 1.6%
Lowe's Cos., Inc.	236,349	53,343,969
	Number of Shares	Fair Value
Industrial Gases - 2.4%
Linde PLC	212,700	$ 81,055,716
Industrial Machinery & Supplies & Components - 2.3%
Parker-Hannifin Corp.	200,300	78,125,012
Interactive Media & Services - 9.6%
Alphabet, Inc., Class C (a)	997,200	120,631,284
Alphabet, Inc., Class A (a)	586,000	70,144,200
Meta Platforms, Inc., Class A (a)	474,592	136,198,412
		326,973,896
Life Sciences Tools & Services - 1.4%
IQVIA Holdings, Inc. (a)	215,700	48,482,889
Managed Healthcare - 3.2%
UnitedHealth Group, Inc.	226,456	108,843,812
Oil & Gas Exploration & Production - 3.9%
ConocoPhillips	769,500	79,727,895
Pioneer Natural Resources Co.	258,200	53,493,876
		133,221,771
Packaged Foods & Meats - 2.0%
Mondelez International, Inc., Class A	931,883	67,971,546
Pharmaceuticals - 6.0%
Johnson & Johnson	659,400	109,143,888
Merck & Company, Inc.	822,076	94,859,350
		204,003,238
Property & Casualty Insurance - 1.9%
Chubb Ltd.	329,300	63,410,008
Semiconductor Materials & Equipment - 2.5%
Applied Materials, Inc.	436,600	63,106,164
ASML Holding N.V.	31,300	22,684,675
		85,790,839
Semiconductors - 6.6%
NVIDIA Corp.	357,700	151,314,254
QUALCOMM, Inc.	619,100	73,697,664
		225,011,918
Systems Software - 9.2%
Microsoft Corp.	847,135	288,483,353

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Trusts	11

Elfun Trusts
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
ServiceNow, Inc. (a)	42,800	$ 24,052,316
		312,535,669
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	1,181,000	229,078,570
Telecom Tower REITs - 2.0%
American Tower Corp.	355,229	68,893,112
Trading Companies & Distributors - 2.2%
United Rentals, Inc.	169,567	75,520,055
Transaction & Payment Processing Services - 5.7%
Mastercard, Inc., Class A	227,700	89,554,410
Visa, Inc., Class A	430,900	102,330,132
		191,884,542
Total Common Stock (Cost $1,620,521,805)		3,331,120,349
Short-Term Investments - 1.9%
State Street Institutional Treasury Money Market Fund - Premier Class 5.02% (b)(c)	31,942,379	31,942,379
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.07% (b)(c)	30,420,624	30,420,624
Total Short-Term Investments (Cost $62,363,003)		62,363,003
Total Investments (Cost $1,682,884,808)		3,393,483,352
Other Assets and Liabilities, net - 0.0%*		1,373,676
NET ASSETS - 100.0%		$ 3,394,857,028
Notes to Schedule of Investments – June 30, 2023 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2023.
*	Less than 0.05%.
Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 3,331,120,349	$ —	$ —	$ 3,331,120,349
Short-Term Investments	62,363,003	—	—	62,363,003
Total Investments in Securities	$ 3,393,483,352	$ —	$ —	$ 3,393,483,352

See Notes to Schedules of Investments and Notes to Financial Statements.
12	Elfun Trusts

Elfun Trusts
Schedule of Investments, continued — June 30, 2023 (Unaudited)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	19,801,698	$19,801,698	$113,017,939	$100,877,258	$—	$—	31,942,379	$31,942,379	$ 739,586
State Street Institutional U.S. Government Money Market Fund - Class G Shares	18,975,185	18,975,185	112,322,697	100,877,258	—	—	30,420,624	30,420,624	731,665
TOTAL		$38,776,883	$225,340,636	$201,754,516	$—	$—		$62,363,003	$1,471,251
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Trusts	13

Elfun Diversified Fund
Fund Information — June 30, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $186,794 (in thousands) as of June 30, 2023 (a)(b)
Top Ten Largest Equity Holdings
as of June 30, 2023 (as a % of Fair Value) (a)(b)
Apple, Inc.	3.17%
Microsoft Corp.	2.79%
Amazon.com, Inc.	1.28%
NVIDIA Corp.	1.16%
Alphabet, Inc., Class A	0.79%
Tesla, Inc.	0.78%
Meta Platforms, Inc., Class A	0.70%
Alphabet, Inc., Class C	0.68%
Berkshire Hathaway, Inc., Class B	0.67%
UnitedHealth Group, Inc.	0.49%

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair Value basis is inclusive of short-term investment in affiliated money market funds.
14	Elfun Diversified Fund

Elfun Diversified Fund
Understanding Your Fund’s Expenses — June 30, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2023	$1,000.00	$1,000.00
Ending Account value June 30, 2023	$1,096.90	$1,023.20
Expenses Paid During Period*	$ 1.72	$ 1.66
*	Expenses are equal to the Fund's annualized net expense ratio of 0.33% (for the period January 1, 2023 - June 30, 2023), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Diversified Fund	15

Elfun Diversified Fund
Schedule of Investments — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Domestic Equity - 43.1% †
Common Stock - 43.1%
Advertising - 0.0%*
Interpublic Group of Cos., Inc.	866	$ 33,410
Omnicom Group, Inc.	441	41,961
		75,371
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	149	29,073
Boeing Co. (a)	1,152	243,256
General Dynamics Corp.	457	98,323
Howmet Aerospace, Inc.	719	35,634
Huntington Ingalls Industries, Inc.	71	16,160
L3Harris Technologies, Inc.	379	74,197
Lockheed Martin Corp.	471	216,839
Northrop Grumman Corp.	293	133,549
Raytheon Technologies Corp.	3,005	294,370
Textron, Inc.	398	26,917
TransDigm Group, Inc.	105	93,888
		1,262,206
Agricultural & Farm Machinery - 0.1%
Deere & Co.	554	224,475
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	1,092	82,512
Bunge Ltd.	300	28,305
		110,817
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	263	24,814
Expeditors International of Washington, Inc.	315	38,156
FedEx Corp.	472	117,009
United Parcel Service, Inc., Class B	1,496	268,158
		448,137
Apparel Retail - 0.2%
Ross Stores, Inc.	685	76,809
TJX Cos., Inc.	2,329	197,476
		274,285
Apparel, Accessories & Luxury Goods - 0.0%*
Ralph Lauren Corp.	75	9,247
Tapestry, Inc.	436	18,661
VF Corp.	724	13,821
		41,729
	Number of Shares	Fair Value
Application Software - 1.0%
Adobe, Inc. (a)	940	$ 459,651
ANSYS, Inc. (a)	175	57,797
Autodesk, Inc. (a)	437	89,415
Cadence Design Systems, Inc. (a)	559	131,097
Fair Isaac Corp. (a)	55	44,507
Intuit, Inc.	584	267,583
PTC, Inc. (a)	236	33,583
Roper Technologies, Inc.	215	103,372
Salesforce, Inc. (a)	2,021	426,956
Synopsys, Inc. (a)	311	135,412
Tyler Technologies, Inc. (a)	92	38,315
		1,787,688
Asset Management & Custody Banks - 0.3%
Ameriprise Financial, Inc.	215	71,415
Bank of New York Mellon Corp.	1,495	66,557
BlackRock, Inc.	307	212,180
Franklin Resources, Inc.	492	13,141
Invesco Ltd.	809	13,599
Northern Trust Corp.	421	31,213
State Street Corp. (b)	690	50,494
T Rowe Price Group, Inc.	446	49,961
		508,560
Automobile Manufacturers - 1.0%
Ford Motor Co.	7,915	119,754
General Motors Co.	2,933	113,096
Tesla, Inc. (a)	5,561	1,455,703
		1,688,553
Automotive Parts & Equipment - 0.0%*
Aptiv PLC (a)	540	55,129
BorgWarner, Inc.	439	21,471
		76,600
Automotive Retail - 0.1%
Advance Auto Parts, Inc.	103	7,241
AutoZone, Inc. (a)	38	94,748
CarMax, Inc. (a)	354	29,630
O'Reilly Automotive, Inc. (a)	128	122,278
		253,897
Biotechnology - 0.8%
AbbVie, Inc.	3,635	489,744
Amgen, Inc.	1,111	246,664
Biogen, Inc. (a)	308	87,734

See Notes to Schedules of Investments and Notes to Financial Statements.
16	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Gilead Sciences, Inc.	2,553	$ 196,760
Incyte Corp. (a)	341	21,227
Moderna, Inc. (a)	657	79,825
Regeneron Pharmaceuticals, Inc. (a)	220	158,079
Vertex Pharmaceuticals, Inc. (a)	525	184,753
		1,464,786
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	420	27,653
Broadcasting - 0.0%*
Fox Corp., Class A	597	20,298
Fox Corp., Class B	283	9,025
Paramount Global, Class B	904	14,383
		43,706
Broadline Retail - 1.4%
Amazon.com, Inc. (a)	18,378	2,395,756
eBay, Inc.	1,085	48,489
Etsy, Inc. (a)	232	19,629
		2,463,874
Building Products - 0.2%
A O Smith Corp.	300	21,834
Allegion PLC	157	18,843
Carrier Global Corp.	1,713	85,153
Johnson Controls International PLC	1,375	93,693
Masco Corp.	473	27,141
Trane Technologies PLC	471	90,083
		336,747
Cable & Satellite - 0.2%
Charter Communications, Inc., Class A (a)	214	78,617
Comcast Corp., Class A	8,625	358,369
		436,986
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	184	33,310
Old Dominion Freight Line, Inc.	180	66,555
		99,865
	Number of Shares	Fair Value
Casinos & Gaming - 0.1%
Caesars Entertainment, Inc. (a)	382	$ 19,471
Las Vegas Sands Corp. (a)	671	38,918
MGM Resorts International	620	27,230
Wynn Resorts Ltd.	230	24,290
		109,909
Commodity Chemicals - 0.1%
Dow, Inc.	1,422	75,736
LyondellBasell Industries NV, Class A	549	50,414
		126,150
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	529	85,730
Cisco Systems, Inc.	8,413	435,288
F5, Inc. (a)	107	15,650
Juniper Networks, Inc.	745	23,341
Motorola Solutions, Inc.	339	99,422
		659,431
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	436	35,730
Construction & Engineering - 0.0%*
Quanta Services, Inc.	288	56,578
Construction Machinery & Heavy Transportation Equipment - 0.3%
Caterpillar, Inc.	1,064	261,797
Cummins, Inc.	303	74,284
PACCAR, Inc.	1,057	88,418
Westinghouse Air Brake Technologies Corp.	399	43,758
		468,257
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	125	57,711
Vulcan Materials Co.	266	59,967
		117,678
Consumer Electronics - 0.0%*
Garmin Ltd.	338	35,250
Consumer Finance - 0.2%
American Express Co.	1,219	212,350
Capital One Financial Corp.	773	84,543
Discover Financial Services	524	61,229

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	17

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Synchrony Financial	803	$ 27,238
		385,360
Consumer Staples Merchandise Retail - 0.7%
Costco Wholesale Corp.	912	491,002
Dollar General Corp.	452	76,741
Dollar Tree, Inc. (a)	447	64,144
Target Corp.	938	123,722
Walmart, Inc.	2,881	452,836
		1,208,445
Copper - 0.1%
Freeport-McMoRan, Inc.	3,027	121,080
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	571	65,020
Equinix, Inc.	191	149,732
		214,752
Data Processing & Outsourced Services - 0.0%*
Broadridge Financial Solutions, Inc.	240	39,751
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	362	24,174
Constellation Brands, Inc., Class A	329	80,977
		105,151
Distributors - 0.1%
Genuine Parts Co.	282	47,723
LKQ Corp.	536	31,233
Pool Corp.	87	32,593
		111,549
Diversified Banks - 1.1%
Bank of America Corp.	14,296	410,152
Citigroup, Inc.	4,014	184,805
JPMorgan Chase & Co.	6,036	877,876
KeyCorp	1,872	17,297
PNC Financial Services Group, Inc.	815	102,649
U.S. Bancorp	2,953	97,567
Wells Fargo & Co.	7,732	330,002
		2,020,348
Diversified Support Services - 0.1%
Cintas Corp.	175	86,989
	Number of Shares	Fair Value
Copart, Inc. (a)	874	$ 79,718
		166,707
Drug Retail - 0.0%*
Walgreens Boots Alliance, Inc.	1,487	42,365
Electric Utilities - 0.7%
Alliant Energy Corp.	534	28,024
American Electric Power Company, Inc.	1,096	92,283
Constellation Energy Corp.	674	61,705
Duke Energy Corp.	1,571	140,982
Edison International	827	57,435
Entergy Corp.	409	39,824
Evergy, Inc.	508	29,677
Eversource Energy	692	49,077
Exelon Corp.	2,123	86,491
FirstEnergy Corp.	1,062	41,291
NextEra Energy, Inc.	4,176	309,859
NRG Energy, Inc.	455	17,012
PG&E Corp. (a)	3,200	55,296
Pinnacle West Capital Corp.	200	16,292
PPL Corp.	1,555	41,145
Southern Co.	2,206	154,972
Xcel Energy, Inc.	1,171	72,801
		1,294,166
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	493	79,807
Eaton Corp. PLC	822	165,304
Emerson Electric Co.	1,160	104,852
Generac Holdings, Inc. (a)	147	21,922
Rockwell Automation, Inc.	233	76,762
		448,647
Electronic Components - 0.1%
Amphenol Corp., Class A	1,207	102,535
Corning, Inc.	1,640	57,465
		160,000
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	354	59,277
Teledyne Technologies, Inc. (a)	95	39,055
Trimble, Inc. (a)	500	26,470
Zebra Technologies Corp., Class A (a)	114	33,725
		158,527

See Notes to Schedules of Investments and Notes to Financial Statements.
18	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Electronic Manufacturing Services - 0.1%
TE Connectivity Ltd.	633	$ 88,721
Environmental & Facilities Services - 0.1%
Republic Services, Inc.	410	62,800
Rollins, Inc.	425	18,203
Waste Management, Inc.	756	131,105
		212,108
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	431	29,920
Corteva, Inc.	1,482	84,919
FMC Corp.	277	28,902
Mosaic Co.	730	25,550
		169,291
Financial Exchanges & Data - 0.5%
Cboe Global Markets, Inc.	235	32,432
CME Group, Inc.	734	136,003
FactSet Research Systems, Inc.	84	33,655
Intercontinental Exchange, Inc.	1,139	128,798
MarketAxess Holdings, Inc.	83	21,698
Moody's Corp.	320	111,270
MSCI, Inc.	171	80,249
Nasdaq, Inc.	739	36,839
S&P Global, Inc.	684	274,209
		855,153
Food Distributors - 0.0%*
Sysco Corp.	1,028	76,278
Food Retail - 0.0%*
Kroger Co.	1,381	64,907
Footwear - 0.2%
NIKE, Inc., Class B	2,543	280,671
Gas Utilities - 0.0%*
Atmos Energy Corp.	313	36,414
Gold - 0.0%*
Newmont Corp.	1,655	70,602
Health Care REITs - 0.1%
Healthpeak Properties, Inc.	1,127	22,653
Ventas, Inc.	818	38,667
Welltower, Inc.	976	78,948
		140,268
	Number of Shares	Fair Value
Healthcare Distributors - 0.1%
AmerisourceBergen Corp.	349	$ 67,158
Cardinal Health, Inc.	462	43,691
Henry Schein, Inc. (a)	264	21,411
McKesson Corp.	278	118,792
		251,052
Healthcare Equipment - 1.2%
Abbott Laboratories	3,579	390,183
Baxter International, Inc.	1,095	49,888
Becton Dickinson & Co.	579	152,862
Boston Scientific Corp. (a)	2,999	162,216
Dexcom, Inc. (a)	784	100,752
Edwards Lifesciences Corp. (a)	1,257	118,573
GE HealthCare Technologies, Inc.	785	63,773
Hologic, Inc. (a)	503	40,728
IDEXX Laboratories, Inc. (a)	177	88,895
Insulet Corp. (a)	151	43,539
Intuitive Surgical, Inc. (a)	728	248,932
Medtronic PLC	2,768	243,861
ResMed, Inc.	315	68,827
STERIS PLC	201	45,221
Stryker Corp.	690	210,512
Teleflex, Inc.	86	20,815
Zimmer Biomet Holdings, Inc.	418	60,861
		2,110,438
Healthcare Facilities - 0.1%
HCA Healthcare, Inc.	432	131,104
Universal Health Services, Inc., Class B	112	17,670
		148,774
Healthcare Services - 0.2%
Cigna Group	610	171,166
CVS Health Corp.	2,626	181,536
DaVita, Inc. (a)	88	8,841
Laboratory Corp. of America Holdings	193	46,577
Quest Diagnostics, Inc.	243	34,156
		442,276
Healthcare Supplies - 0.1%
Align Technology, Inc. (a)	140	49,510
Cooper Cos., Inc.	108	41,410
Dentsply Sirona, Inc.	453	18,129
		109,049

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	19

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Home Building - 0.1%
DR Horton, Inc.	574	$ 69,850
Lennar Corp., Class A	509	63,783
NVR, Inc. (a)	6	38,104
PulteGroup, Inc.	499	38,762
		210,499
Home Furnishings - 0.0%*
Mohawk Industries, Inc. (a)	83	8,562
Home Improvement Retail - 0.5%
Lowe's Cos., Inc.	1,231	277,837
The Home Depot, Inc.	2,096	651,101
		928,938
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	1,333	22,434
Hotels, Resorts & Cruise Lines - 0.3%
Booking Holdings, Inc. (a)	76	205,225
Carnival Corp. (a)	2,099	39,524
Expedia Group, Inc. (a)	294	32,160
Hilton Worldwide Holdings, Inc.	529	76,996
Marriott International, Inc., Class A	546	100,295
Norwegian Cruise Line Holdings Ltd. (a)	848	18,461
Royal Caribbean Cruises Ltd. (a)	482	50,003
		522,664
Household Appliances - 0.0%*
Whirlpool Corp.	93	13,837
Household Products - 0.6%
Church & Dwight Co., Inc.	530	53,122
Clorox Co.	251	39,919
Colgate-Palmolive Co.	1,702	131,122
Kimberly-Clark Corp.	685	94,571
The Procter & Gamble Co.	4,853	736,394
		1,055,128
Housewares & Specialties - 0.0%*
Newell Brands, Inc.	612	5,324
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	847	186,162
Ceridian HCM Holding, Inc. (a)	279	18,685
	Number of Shares	Fair Value
Paychex, Inc.	688	$ 76,967
Paycom Software, Inc.	89	28,590
Robert Half International, Inc.	191	14,367
		324,771
Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	1,424	29,520
Industrial Conglomerates - 0.4%
3M Co.	1,120	112,101
General Electric Co.	2,195	241,121
Honeywell International, Inc.	1,373	284,897
		638,119
Industrial Gases - 0.3%
Air Products & Chemicals, Inc.	453	135,687
Linde PLC	1,011	385,272
		520,959
Industrial Machinery & Supplies & Components - 0.4%
Dover Corp.	304	44,886
Fortive Corp.	709	53,012
IDEX Corp.	153	32,935
Illinois Tool Works, Inc.	566	141,591
Ingersoll Rand, Inc.	859	56,144
Nordson Corp.	98	24,322
Otis Worldwide Corp.	826	73,522
Parker-Hannifin Corp.	260	101,410
Pentair PLC	353	22,804
Snap-on, Inc.	118	34,006
Stanley Black & Decker, Inc.	330	30,924
Xylem, Inc.	501	56,423
		671,979
Industrial REITs - 0.1%
Prologis, Inc.	1,918	235,204
Insurance Brokers - 0.3%
Aon PLC, Class A	419	144,639
Arthur J Gallagher & Co.	430	94,415
Brown & Brown, Inc.	500	34,420
Marsh & McLennan Cos., Inc.	1,012	190,337
Willis Towers Watson PLC	231	54,400
		518,211
Integrated Oil & Gas - 0.9%
Chevron Corp.	3,597	565,988
Exxon Mobil Corp.	8,345	895,001

See Notes to Schedules of Investments and Notes to Financial Statements.
20	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Occidental Petroleum Corp.	1,483	$ 87,201
		1,548,190
Integrated Telecommunication Services - 0.3%
AT&T, Inc.	14,603	232,918
Verizon Communications, Inc.	8,650	321,693
		554,611
Interactive Home Entertainment - 0.1%
Activision Blizzard, Inc. (a)	1,450	122,235
Electronic Arts, Inc.	562	72,892
Take-Two Interactive Software, Inc. (a)	345	50,770
		245,897
Interactive Media & Services - 2.3%
Alphabet, Inc., Class C (a)	10,548	1,275,992
Alphabet, Inc., Class A (a)	12,265	1,468,120
Match Group, Inc. (a)	600	25,110
Meta Platforms, Inc., Class A (a)	4,566	1,310,351
		4,079,573
Internet Services & Infrastructure - 0.0%*
Akamai Technologies, Inc. (a)	287	25,793
VeriSign, Inc. (a)	199	44,968
		70,761
Investment Banking & Brokerage - 0.4%
Goldman Sachs Group, Inc.	694	223,843
Morgan Stanley	2,651	226,395
Raymond James Financial, Inc.	389	40,367
The Charles Schwab Corp.	3,090	175,141
		665,746
IT Consulting & Other Services - 0.5%
Accenture PLC, Class A	1,293	398,994
Cognizant Technology Solutions Corp., Class A	1,044	68,152
DXC Technology Co. (a)	386	10,314
EPAM Systems, Inc. (a)	126	28,319
Gartner, Inc. (a)	158	55,349
International Business Machines Corp.	1,878	251,295
		812,423
Leisure Products - 0.0%*
Hasbro, Inc.	225	14,573
	Number of Shares	Fair Value
Life & Health Insurance - 0.2%
Aflac, Inc.	1,135	$ 79,223
Globe Life, Inc.	163	17,868
Lincoln National Corp.	284	7,316
MetLife, Inc.	1,328	75,072
Principal Financial Group, Inc.	498	37,768
Prudential Financial, Inc.	726	64,048
		281,295
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	633	76,118
Bio-Rad Laboratories, Inc., Class A (a)	39	14,786
Bio-Techne Corp.	348	28,407
Charles River Laboratories International, Inc. (a)	92	19,343
Danaher Corp.	1,371	329,040
Illumina, Inc. (a)	337	63,184
IQVIA Holdings, Inc. (a)	372	83,615
Mettler-Toledo International, Inc. (a)	45	59,024
Revvity, Inc.	276	32,786
Thermo Fisher Scientific, Inc.	796	415,313
Waters Corp. (a)	130	34,650
West Pharmaceutical Services, Inc.	160	61,195
		1,217,461
Managed Healthcare - 0.8%
Centene Corp. (a)	1,179	79,523
Elevance Health, Inc.	489	217,258
Humana, Inc.	255	114,018
Molina Healthcare, Inc. (a)	119	35,848
UnitedHealth Group, Inc.	1,923	924,271
		1,370,918
Metal, Glass & Plastic Containers - 0.0%*
Ball Corp.	688	40,048
Movies & Entertainment - 0.5%
Live Nation Entertainment, Inc. (a)	320	29,155
Netflix, Inc. (a)	914	402,608
The Walt Disney Co. (a)	3,750	334,800
Warner Bros Discovery, Inc. (a)	4,772	59,841
		826,404

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	281	$ 53,185
Camden Property Trust	232	25,258
Equity Residential	740	48,818
Essex Property Trust, Inc.	143	33,505
Mid-America Apartment Communities, Inc.	234	35,535
UDR, Inc.	617	26,506
		222,807
Multi-Line Insurance - 0.1%
American International Group, Inc.	1,482	85,274
Assurant, Inc.	90	11,315
Hartford Financial Services Group, Inc.	636	45,805
		142,394
Multi-Sector Holdings - 0.7%
Berkshire Hathaway, Inc., Class B (a)	3,681	1,255,221
Multi-Utilities - 0.3%
Ameren Corp.	560	45,735
CenterPoint Energy, Inc.	1,340	39,061
CMS Energy Corp.	587	34,486
Consolidated Edison, Inc.	715	64,636
Dominion Energy, Inc.	1,777	92,031
DTE Energy Co.	425	46,759
NiSource, Inc.	892	24,396
Public Service Enterprise Group, Inc.	1,008	63,111
Sempra Energy	638	92,886
WEC Energy Group, Inc.	682	60,180
		563,281
Office REITs - 0.0%*
Alexandria Real Estate Equities, Inc.	345	39,154
Boston Properties, Inc.	315	18,141
		57,295
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	2,015	63,694
Halliburton Co.	1,863	61,461
Schlumberger NV	2,950	144,904
		270,059
	Number of Shares	Fair Value
Oil & Gas Exploration & Production - 0.5%
APA Corp.	621	$ 21,220
ConocoPhillips	2,498	258,818
Coterra Energy, Inc.	1,695	42,883
Devon Energy Corp.	1,386	66,999
Diamondback Energy, Inc.	396	52,019
EOG Resources, Inc.	1,198	137,099
EQT Corp.	700	28,791
Hess Corp.	593	80,618
Marathon Oil Corp.	1,299	29,903
Pioneer Natural Resources Co.	483	100,068
		818,418
Oil & Gas Refining & Marketing - 0.2%
Marathon Petroleum Corp.	876	102,142
Phillips 66 Co.	946	90,229
Valero Energy Corp.	746	87,506
		279,877
Oil & Gas Storage & Transportation - 0.1%
Kinder Morgan, Inc.	4,204	72,393
ONEOK, Inc.	967	59,683
Targa Resources Corp.	500	38,050
Williams Cos., Inc.	2,431	79,324
		249,450
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	605	34,376
VICI Properties, Inc.	2,100	66,003
		100,379
Other Specialty Retail - 0.1%
Bath & Body Works, Inc.	387	14,513
Tractor Supply Co.	221	48,863
Ulta Beauty, Inc. (a)	110	51,765
		115,141
Packaged Foods & Meats - 0.4%
Campbell Soup Co.	365	16,684
Conagra Brands, Inc.	926	31,225
General Mills, Inc.	1,213	93,037
Hershey Co.	315	78,655
Hormel Foods Corp.	648	26,063
J M Smucker Co.	234	34,555
Kellogg Co.	538	36,261
Kraft Heinz Co.	1,663	59,037
Lamb Weston Holdings, Inc.	316	36,324
McCormick & Co., Inc.	544	47,453

See Notes to Schedules of Investments and Notes to Financial Statements.
22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Mondelez International, Inc., Class A	2,778	$ 202,627
Tyson Foods, Inc., Class A	607	30,981
		692,902
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	3,278	32,714
Avery Dennison Corp.	180	30,924
International Paper Co.	644	20,486
Packaging Corp. of America	169	22,335
Sealed Air Corp.	264	10,560
Westrock Co.	448	13,023
		130,042
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	296	15,741
American Airlines Group, Inc. (a)	1,394	25,009
Delta Air Lines, Inc. (a)	1,300	61,802
Southwest Airlines Co.	1,194	43,235
United Airlines Holdings, Inc. (a)	636	34,897
		180,684
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	493	96,815
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	4,360	278,822
Catalent, Inc. (a)	329	14,265
Eli Lilly & Co.	1,622	760,686
Johnson & Johnson	5,346	884,870
Merck & Company, Inc.	5,168	596,335
Organon & Co.	587	12,215
Pfizer, Inc.	11,695	428,973
Viatris, Inc.	2,710	27,046
Zoetis, Inc.	952	163,944
		3,167,156
Property & Casualty Insurance - 0.3%
Allstate Corp.	568	61,935
Arch Capital Group Ltd. (a)	800	59,880
Chubb Ltd.	848	163,291
Cincinnati Financial Corp.	319	31,045
Loews Corp.	411	24,405
Progressive Corp.	1,194	158,050
Travelers Cos., Inc.	494	85,788
	Number of Shares	Fair Value
W R Berkley Corp.	450	$ 26,802
		611,196
Publishing - 0.0%*
News Corp., Class A	611	11,915
News Corp., Class B	142	2,800
		14,715
Rail Transportation - 0.3%
CSX Corp.	4,249	144,891
Norfolk Southern Corp.	463	104,990
Union Pacific Corp.	1,245	254,752
		504,633
Real Estate Services - 0.0%*
CBRE Group, Inc., Class A (a)	611	49,314
Regional Banks - 0.2%
Citizens Financial Group, Inc.	1,001	26,106
Comerica, Inc.	266	11,268
Fifth Third Bancorp	1,374	36,012
Huntington Bancshares, Inc.	2,934	31,628
M&T Bank Corp.	345	42,697
Regions Financial Corp.	1,897	33,805
Truist Financial Corp.	2,777	84,282
Zions Bancorp NA	252	6,769
		272,567
Reinsurance - 0.0%*
Everest Re Group Ltd.	87	29,742
Research & Consulting Services - 0.1%
CoStar Group, Inc. (a)	779	69,331
Equifax, Inc.	245	57,649
Jacobs Solutions, Inc.	280	33,289
Leidos Holdings, Inc.	251	22,208
Verisk Analytics, Inc.	299	67,583
		250,060
Restaurants - 0.5%
Chipotle Mexican Grill, Inc. (a)	57	121,923
Darden Restaurants, Inc.	265	44,276
Domino's Pizza, Inc.	80	26,959
McDonald's Corp.	1,505	449,107
Starbucks Corp.	2,392	236,952
Yum! Brands, Inc.	600	83,130
		962,347

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Retail REITs - 0.1%
Federal Realty Investment Trust	139	$ 13,451
Kimco Realty Corp.	1,310	25,833
Realty Income Corp.	1,342	80,238
Regency Centers Corp.	334	20,631
Simon Property Group, Inc.	701	80,952
		221,105
Self Storage REITs - 0.1%
Extra Space Storage, Inc.	290	43,167
Public Storage	321	93,693
		136,860
Semiconductor Materials & Equipment - 0.4%
Applied Materials, Inc.	1,751	253,089
Enphase Energy, Inc. (a)	270	45,220
KLA Corp.	286	138,716
Lam Research Corp.	280	180,001
SolarEdge Technologies, Inc. (a)	123	33,093
Teradyne, Inc.	342	38,075
		688,194
Semiconductors - 2.7%
Advanced Micro Devices, Inc. (a)	3,311	377,156
Analog Devices, Inc.	1,037	202,018
Broadcom, Inc.	860	745,990
First Solar, Inc. (a)	215	40,869
Intel Corp.	8,526	285,110
Microchip Technology, Inc.	1,111	99,535
Micron Technology, Inc.	2,229	140,672
Monolithic Power Systems, Inc.	97	52,402
NVIDIA Corp.	5,104	2,159,094
ON Semiconductor Corp. (a)	900	85,122
Qorvo, Inc. (a)	181	18,467
QUALCOMM, Inc.	2,320	276,173
Skyworks Solutions, Inc.	348	38,520
Texas Instruments, Inc.	1,859	334,657
		4,855,785
Single-Family Residential REITs - 0.0%*
Invitation Homes, Inc.	1,200	41,280
Soft Drinks & Non-alcoholic Beverages - 0.6%
Coca-Cola Co.	8,044	484,409
Keurig Dr Pepper, Inc.	1,700	53,159
	Number of Shares	Fair Value
Monster Beverage Corp. (a)	1,554	$ 89,262
PepsiCo, Inc.	2,831	524,358
		1,151,188
Specialty Chemicals - 0.3%
Albemarle Corp.	253	56,442
Celanese Corp.	181	20,960
DuPont de Nemours, Inc.	940	67,154
Eastman Chemical Co.	269	22,521
Ecolab, Inc.	502	93,718
International Flavors & Fragrances, Inc.	506	40,272
PPG Industries, Inc.	505	74,891
Sherwin-Williams Co.	480	127,450
		503,408
Steel - 0.1%
Nucor Corp.	504	82,646
Steel Dynamics, Inc.	267	29,084
		111,730
Systems Software - 3.4%
Fortinet, Inc. (a)	1,315	99,401
Gen Digital, Inc.	1,223	22,687
Microsoft Corp.	15,316	5,215,710
Oracle Corp.	3,154	375,610
Palo Alto Networks, Inc. (a)	600	153,306
ServiceNow, Inc. (a)	421	236,589
		6,103,303
Technology Distributors - 0.0%*
CDW Corp.	270	49,545
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	30,481	5,912,400
Hewlett Packard Enterprise Co.	2,563	43,058
HP, Inc.	1,779	54,633
NetApp, Inc.	467	35,679
Seagate Technology Holdings PLC	351	21,716
Western Digital Corp. (a)	644	24,427
		6,091,913
Telecom Tower REITs - 0.2%
American Tower Corp.	952	184,631
Crown Castle, Inc.	880	100,267
SBA Communications Corp.	214	49,597
		334,495

See Notes to Schedules of Investments and Notes to Financial Statements.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Number of Shares	Fair Value
Timber REITs - 0.0%*
Weyerhaeuser Co.	1,431	$ 47,953
Tobacco - 0.3%
Altria Group, Inc.	3,663	165,934
Philip Morris International, Inc.	3,230	315,313
		481,247
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,187	70,021
United Rentals, Inc.	138	61,461
WW Grainger, Inc.	90	70,973
		202,455
Transaction & Payment Processing Services - 1.1%
Fidelity National Information Services, Inc.	1,274	69,688
Fiserv, Inc. (a)	1,296	163,490
FleetCor Technologies, Inc. (a)	162	40,675
Global Payments, Inc.	567	55,861
Jack Henry & Associates, Inc.	132	22,087
Mastercard, Inc., Class A	1,720	676,476
PayPal Holdings, Inc. (a)	2,309	154,080
Visa, Inc., Class A	3,343	793,896
		1,976,253
Water Utilities - 0.0%*
American Water Works Co., Inc.	415	59,241
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc. (a)	1,210	168,069
Total Common Stock (Cost $55,166,286)		76,462,336
Preferred Stock - 0.0% *
Diversified Banks - 0.0%*
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (c)	1,469	36,740
Total Preferred Stock (Cost $36,725)		36,740
Total Domestic Equity (Cost $55,203,011)		76,499,076
	Number of Shares	Fair Value
Foreign Equity - 0.1%
Common Stock - 0.1%
Semiconductors - 0.1%
NXP Semiconductors NV	526	$ 107,662
Total Common Stock (Cost $95,340)		107,662
Total Foreign Equity (Cost $95,340)		107,662
	Principal Amount
Bonds and Notes - 29.0%
U.S. Treasuries - 8.4%
U.S. Treasury Bonds
2.25% 08/15/46 (d)	$ 512,000	374,080
3.00% 08/15/48 (d)	1,425,600	1,203,073
3.63% 05/15/53 (d)	246,000	236,544
3.88% 05/15/43 (d)	368,000	359,145
U.S. Treasury Notes
0.25% 07/31/25 (d)	2,299,200	2,091,733
0.75% 12/31/23 - 01/31/28 (d)	6,045,000	5,448,294
1.13% 01/15/25 (d)	570,000	536,045
1.25% 11/30/26 (d)	280,000	252,284
1.63% 05/15/31 (d)	318,000	270,300
1.75% 01/31/29 (d)	246,000	217,499
2.75% 08/15/32 (d)	675,000	618,891
3.50% 04/30/28 (d)	1,432,000	1,391,389
3.88% 12/31/27 - 11/30/29 (d)	986,500	977,431
4.25% 10/15/25 (d)	913,100	902,899
		14,879,607
Agency Mortgage Backed - 8.0%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	1,328,202	1,190,623
4.50% 06/01/33 - 02/01/35	736	725
5.00% 07/01/35	6,665	6,682
5.50% 01/01/38 - 04/01/39	11,889	12,224
6.00% 06/01/33 - 11/01/37	27,821	29,182
6.50% 11/01/28	322	335
7.00% 12/01/29 - 08/01/36	8,057	8,456
7.50% 09/01/33	848	883
8.00% 07/01/26 - 11/01/30	856	889
8.50% 04/01/30	2,520	2,762
Federal National Mortgage Association
2.50% 03/01/51	622,093	527,508
3.00% 03/01/50	234,357	208,113

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
3.50% 08/01/45 - 01/01/48	$ 552,613	$ 511,657
4.00% 01/01/41 - 01/01/50	511,125	488,213
4.50% 07/01/33 - 12/01/48	253,873	248,890
5.00% 03/01/34 - 05/01/39	20,158	20,231
5.50% 07/01/33 - 01/01/39	43,032	44,025
6.00% 02/01/29 - 05/01/41	148,687	154,979
6.50% 07/01/29 - 08/01/36	4,273	4,479
7.00% 05/01/33 - 12/01/33	441	454
7.50% 12/01/26 - 03/01/33	2,270	2,362
8.00% 06/01/24 - 12/01/30	1,032	1,038
Federal National Mortgage Association 1.60% + 12 month USD LIBOR
4.97% 04/01/37 (c)	309	304
Government National Mortgage Association
3.00% 12/20/42 - 05/20/45	1,261,092	1,149,861
3.50% 08/20/48	215,995	201,815
4.00% 01/20/41 - 04/20/43	108,293	105,010
4.50% 08/15/33 - 03/20/41	45,581	45,077
5.00% 08/15/33	2,464	2,473
6.00% 07/15/33 - 04/15/34	3,726	3,866
6.50% 04/15/28 - 07/15/36	6,067	6,351
7.00% 04/15/28 - 10/15/36	1,341	1,395
7.50% 04/15/28	3,177	3,207
8.00% 05/15/30	118	121
Government National Mortgage Association, TBA
2.50% 07/20/53 (e)	1,085,903	939,561
4.00% 07/20/53 (e)	220,302	208,212
Uniform Mortgage-Backed Security, TBA
2.00% 07/13/53 (e)	2,623,687	2,137,830
2.50% 07/13/53 (e)	2,478,847	2,100,595
3.00% 07/13/53 (e)	1,647,950	1,449,886
3.50% 07/13/53 (e)	1,000,000	910,851
4.00% 07/13/53 (e)	1,070,592	1,004,377
5.00% 07/13/53 (e)	423,055	414,390
		14,149,892
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51% 07/25/29	224,000	199,805
4.05% 09/25/28 (c)	71,000	69,251
Federal Home Loan Mortgage Corp. REMIC
3.50% 11/15/30 (f)	430	1
5.50% 06/15/33 (f)	2,014	318
	Principal Amount	Fair Value
7.50% 07/15/27 (f)	$ 1,439	$ 114
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (g)	69	62
8.00% 07/01/24 (f)	44	1
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08% 09/25/43 (c)(f)	78,499	604
Federal National Mortgage Association Interest STRIPS
7.50% 11/25/23 (f)	49	—
Federal National Mortgage Association REMIC
1.16% 12/25/42 (c)(f)	16,252	555
5.00% 09/25/40 (f)	4,537	479
Federal National Mortgage Association REMIC 6.00% - 1 month USD LIBOR
0.85% 07/25/38 (c)(f)	3,352	267
Federal National Mortgage Association REMIC 6.55% - 1 month USD LIBOR
1.40% 11/25/41 (c)(f)	478,429	55,509
Federal National Mortgage Association STRIPS
4.50% 08/25/35 - 01/25/36 (f)	4,389	548
5.00% 03/25/38 - 05/25/38 (f)	2,923	442
5.50% 12/25/33 (f)	1,056	182
6.00% 01/25/35 (f)	3,029	516
8.00% 07/25/24 (f)	82	3
		328,657
Asset Backed - 0.0%*
Ford Credit Auto Owner Trust
0.56% 10/15/24	13,449	13,418
		13,418
Corporate Notes - 10.5%
3M Co.
3.13% 09/19/46 (d)	16,000	11,254
7-Eleven, Inc.
0.80% 02/10/24 (d)(h)	35,000	33,911
0.95% 02/10/26 (d)(h)	88,000	78,616
Abbott Laboratories
3.75% 11/30/26 (d)	19,000	18,535
4.90% 11/30/46 (d)	15,000	15,121

See Notes to Schedules of Investments and Notes to Financial Statements.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
AbbVie, Inc.
2.60% 11/21/24 (d)	$ 30,000	$ 28,785
2.95% 11/21/26 (d)	33,000	30,839
3.20% 05/14/26 - 11/21/29 (d)	34,000	31,477
3.75% 11/14/23 (d)	40,000	39,700
4.05% 11/21/39 (d)	8,000	6,963
4.25% 11/21/49 (d)	20,000	17,233
4.30% 05/14/36 (d)	16,000	14,712
4.40% 11/06/42 (d)	10,000	8,953
4.63% 10/01/42 (d)	3,000	2,710
4.70% 05/14/45 (d)	4,000	3,647
4.88% 11/14/48 (d)	5,000	4,717
Advance Auto Parts, Inc.
3.90% 04/15/30 (d)	63,000	54,089
5.95% 03/09/28 (d)	60,000	59,173
Advanced Micro Devices, Inc.
4.39% 06/01/52 (d)	39,000	35,512
AEP Texas, Inc.
3.45% 05/15/51 (d)	31,000	22,136
AEP Transmission Co. LLC
5.40% 03/15/53 (d)	18,000	18,514
Aetna, Inc.
3.50% 11/15/24 (d)	11,000	10,673
Aircastle Ltd.
4.25% 06/15/26 (d)	13,000	12,249
Alexandria Real Estate Equities, Inc.
1.88% 02/01/33 (d)	26,000	19,027
2.95% 03/15/34 (d)	24,000	18,960
3.55% 03/15/52 (d)	19,000	12,995
4.70% 07/01/30 (d)	6,000	5,702
Allstate Corp.
4.20% 12/15/46 (d)	21,000	17,192
Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/53 (c)(d)	28,000	27,652
Ally Financial, Inc.
2.20% 11/02/28 (d)	27,000	21,610
Altria Group, Inc.
3.40% 05/06/30 - 02/04/41 (d)	21,000	15,416
4.00% 02/04/61 (d)	4,000	2,757
4.25% 08/09/42 (d)	2,000	1,563
4.45% 05/06/50 (d)	5,000	3,690
4.50% 05/02/43 (d)	5,000	3,983
Amazon.com, Inc.
1.50% 06/03/30 (d)	10,000	8,225
	Principal Amount	Fair Value
2.50% 06/03/50 (d)	$ 29,000	$ 19,257
2.70% 06/03/60 (d)	5,000	3,211
2.88% 05/12/41 (d)	18,000	13,890
3.15% 08/22/27 (d)	6,000	5,646
3.25% 05/12/61 (d)	10,000	7,242
4.05% 08/22/47 (d)	5,000	4,480
4.25% 08/22/57 (d)	5,000	4,510
Ameren Corp.
3.65% 02/15/26 (d)	8,000	7,622
American Electric Power Co., Inc.
2.30% 03/01/30 (d)	31,000	25,753
3.25% 03/01/50 (d)	4,000	2,734
American International Group, Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75% 04/01/48 (c)(d)	4,000	3,876
American Tower Corp.
1.50% 01/31/28 (d)	44,000	36,967
2.90% 01/15/30 (d)	7,000	6,047
3.80% 08/15/29 (d)	27,000	24,682
American Water Capital Corp.
2.95% 09/01/27 (d)	14,000	12,937
Amgen, Inc.
2.00% 01/15/32 (d)	15,000	11,922
3.00% 01/15/52 (d)	10,000	6,675
3.15% 02/21/40 (d)	18,000	13,769
3.38% 02/21/50 (d)	5,000	3,668
4.66% 06/15/51 (d)	5,000	4,479
5.51% 03/02/26 (d)	42,000	41,898
5.60% 03/02/43 (d)	23,000	23,054
5.65% 03/02/53 (d)	23,000	23,317
5.75% 03/02/63 (d)	23,000	23,377
AngloGold Ashanti Holdings PLC
3.38% 11/01/28 (d)	200,000	174,914
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65% 02/01/26 (d)	3,000	2,906
4.70% 02/01/36 (d)	8,000	7,790
4.90% 02/01/46 (d)	13,000	12,416
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30 (d)	12,000	11,170
4.00% 04/13/28 (d)	6,000	5,805
4.35% 06/01/40 (d)	12,000	11,033
4.38% 04/15/38 (d)	19,000	17,635
4.50% 06/01/50 (d)	11,000	10,166

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	27

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.60% 04/15/48 (d)	$ 15,000	$ 13,927
4.75% 04/15/58 (d)	9,000	8,342
5.55% 01/23/49 (d)	17,000	17,904
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51 (d)	19,000	12,437
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95% 01/14/50 (c)(d)(h)	21,000	17,612
Apple, Inc.
2.20% 09/11/29 (d)	16,000	14,044
2.65% 02/08/51 (d)	50,000	34,526
2.80% 02/08/61 (d)	20,000	13,511
2.95% 09/11/49 (d)	5,000	3,721
3.35% 02/09/27 (d)	6,000	5,757
3.45% 02/09/45 (d)	23,000	19,354
3.85% 08/04/46 (d)	14,000	12,303
3.95% 08/08/52 (d)	16,000	14,094
4.85% 05/10/53 (d)	53,000	54,298
Applied Materials, Inc.
4.35% 04/01/47 (d)	4,000	3,744
Aptiv PLC
4.40% 10/01/46 (d)	5,000	3,893
ArcelorMittal SA
4.55% 03/11/26 (d)	100,000	97,620
6.80% 11/29/32 (d)	38,000	39,034
Archer-Daniels-Midland Co.
2.50% 08/11/26 (d)	5,000	4,688
Ares Capital Corp.
2.88% 06/15/28 (d)	30,000	24,821
3.25% 07/15/25 (d)	64,000	59,206
Arthur J Gallagher & Co.
3.50% 05/20/51 (d)	12,000	8,595
Ascension Health
4.85% 11/15/53 (d)	10,000	9,812
Ashtead Capital, Inc.
5.55% 05/30/33 (d)(h)	200,000	195,306
Astrazeneca Finance LLC
1.75% 05/28/28 (d)	43,000	37,264
AstraZeneca PLC
3.00% 05/28/51 (d)	13,000	9,649
4.00% 01/17/29 (d)	6,000	5,801
4.38% 08/17/48 (d)	6,000	5,613
AT&T, Inc.
2.75% 06/01/31 (d)	86,000	72,580
3.65% 06/01/51 (d)	62,000	45,490
3.85% 06/01/60 (d)	22,000	15,958
4.35% 03/01/29 (d)	33,000	31,687
	Principal Amount	Fair Value
4.50% 05/15/35 (d)	$ 11,000	$ 10,107
4.55% 03/09/49 (d)	5,000	4,241
4.75% 05/15/46 (d)	5,000	4,416
4.85% 03/01/39 (d)	12,000	11,056
Athene Holding Ltd.
4.13% 01/12/28 (d)	5,000	4,558
6.15% 04/03/30 (d)	16,000	16,045
Avangrid, Inc.
3.15% 12/01/24 (d)	23,000	22,095
Bain Capital Specialty Finance, Inc.
2.95% 03/10/26 (d)	36,000	31,961
Bank of America Corp.
3.25% 10/21/27 (d)	43,000	40,061
4.18% 11/25/27 (d)	20,000	19,006
4.25% 10/22/26 (d)	113,000	109,060
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (c)(d)	52,000	44,429
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (c)(d)	38,000	25,789
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 month Term SOFR)
3.42% 12/20/28 (c)(d)	35,000	32,178
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 1 month Term SOFR)
3.56% 04/23/27 (c)(d)	18,000	17,075
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 month Term SOFR)
3.71% 04/24/28 (c)(d)	24,000	22,517
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85% 03/08/37 (c)(d)	29,000	24,769
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 month Term SOFR)
3.95% 01/23/49 (c)(d)	15,000	12,127

See Notes to Schedules of Investments and Notes to Financial Statements.
28	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 month Term SOFR)
4.24% 04/24/38 (c)(d)	$ 14,000	$ 12,298
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 month Term SOFR)
4.27% 07/23/29 (c)(d)	10,000	9,484
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 month Term SOFR)
4.30% 01/28/25 (c)(d)	30,000	26,807
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29% 04/25/34 (c)(d)	65,000	64,404
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 month Term SOFR)
4.63% 09/20/26 (c)(d)	50,000	44,188
Bank of Nova Scotia (7.85% fixed rate until 10/12/23; 2.65% + 3 month USD LIBOR thereafter)
7.85% 10/12/30 (c)(d)	29,000	24,058
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT Rate thereafter)
2.65% 06/24/31 (c)(d)	200,000	160,414
Barrick North America Finance LLC
5.70% 05/30/41 (d)	2,000	2,021
BAT Capital Corp.
2.73% 03/25/31 (d)	18,000	14,333
4.39% 08/15/37 (d)	10,000	7,991
4.54% 08/15/47 (d)	5,000	3,689
4.91% 04/02/30 (d)	8,000	7,565
7.75% 10/19/32 (d)	6,000	6,600
Baxter International, Inc.
1.92% 02/01/27 (d)	66,000	58,646
2.54% 02/01/32 (d)	25,000	20,252
3.13% 12/01/51 (d)	15,000	9,926
Baylor Scott & White Holdings
2.84% 11/15/50 (d)	5,000	3,381
Becton Dickinson & Co.
3.70% 06/06/27 (d)	19,000	18,060
4.67% 06/06/47 (d)	4,000	3,667
4.69% 12/15/44 (d)	2,000	1,820
	Principal Amount	Fair Value
Berkshire Hathaway Energy Co.
3.25% 04/15/28 (d)	$ 6,000	$ 5,520
3.70% 07/15/30 (d)	60,000	55,064
3.80% 07/15/48 (d)	6,000	4,632
4.25% 10/15/50 (d)	38,000	30,734
Berkshire Hathaway Finance Corp.
2.85% 10/15/50 (d)	66,000	45,969
4.25% 01/15/49 (d)	17,000	15,476
Berry Global, Inc.
4.88% 07/15/26 (d)(h)	27,000	26,033
BHP Billiton Finance USA Ltd.
4.90% 02/28/33 (d)	39,000	38,828
5.00% 09/30/43 (d)	3,000	2,973
Biogen, Inc.
2.25% 05/01/30 (d)	6,000	5,013
Block Financial LLC
2.50% 07/15/28 (d)	18,000	15,332
3.88% 08/15/30 (d)	5,000	4,412
Boardwalk Pipelines LP
4.80% 05/03/29 (d)	7,000	6,716
Boeing Co.
2.20% 02/04/26 (d)	64,000	58,771
2.70% 02/01/27 (d)	38,000	34,736
2.95% 02/01/30 (d)	5,000	4,350
3.25% 03/01/28 (d)	6,000	5,467
3.55% 03/01/38 (d)	4,000	3,130
3.75% 02/01/50 (d)	35,000	26,281
5.04% 05/01/27 (d)	45,000	44,487
5.15% 05/01/30 (d)	14,000	13,867
5.81% 05/01/50 (d)	10,000	9,946
Boston Properties LP
3.40% 06/21/29 (d)	33,000	27,789
Boston Scientific Corp.
4.70% 03/01/49 (d)	3,000	2,820
BP Capital Markets America, Inc.
3.00% 02/24/50 (d)	15,000	10,470
3.38% 02/08/61 (d)	34,000	24,205
4.81% 02/13/33 (d)	29,000	28,603
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38% 06/22/25 (c)(d)	30,000	28,830

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	29

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88% 03/22/30 (c)(d)	$ 24,000	$ 21,831
Bristol-Myers Squibb Co.
1.45% 11/13/30 (d)	18,000	14,459
2.35% 11/13/40 (d)	6,000	4,215
2.95% 03/15/32 (d)	23,000	20,315
3.20% 06/15/26 (d)	6,000	5,744
3.40% 07/26/29 (d)	4,000	3,712
3.55% 03/15/42 (d)	8,000	6,625
4.13% 06/15/39 (d)	8,000	7,297
4.25% 10/26/49 (d)	8,000	7,102
4.35% 11/15/47 (d)	3,000	2,720
4.55% 02/20/48 (d)	4,000	3,729
Brixmor Operating Partnership LP
2.25% 04/01/28 (d)	33,000	27,817
3.90% 03/15/27 (d)	6,000	5,519
Broadcom, Inc.
3.19% 11/15/36 (d)(h)	3,000	2,267
3.42% 04/15/33 (d)(h)	58,000	48,556
3.47% 04/15/34 (d)(h)	18,000	14,753
4.15% 11/15/30 (d)	19,000	17,460
4.30% 11/15/32 (d)	6,000	5,498
4.93% 05/15/37 (d)(h)	24,000	21,670
Brooklyn Union Gas Co.
4.87% 08/05/32 (d)(h)	65,000	61,045
Brown-Forman Corp.
4.00% 04/15/38 (d)	3,000	2,650
Bunge Ltd. Finance Corp.
3.75% 09/25/27 (d)	5,000	4,726
Burlington Northern Santa Fe LLC
4.15% 12/15/48 (d)	5,000	4,356
4.55% 09/01/44 (d)	12,000	11,033
Cameron LNG LLC
3.30% 01/15/35 (d)(h)	5,000	4,171
Canadian Natural Resources Ltd.
3.85% 06/01/27 (d)	7,000	6,613
4.95% 06/01/47 (d)	6,000	5,366
Canadian Pacific Railway Co.
1.75% 12/02/26 (d)	30,000	26,974
3.10% 12/02/51 (d)	9,000	6,388
3.50% 05/01/50 (d)	7,000	5,398
Capital One Financial Corp.
3.75% 07/28/26 (d)	22,000	20,490
	Principal Amount	Fair Value
Cardinal Health, Inc.
3.08% 06/15/24 (d)	$ 6,000	$ 5,849
Carlisle Cos., Inc.
2.20% 03/01/32 (d)	41,000	32,365
Carrier Global Corp.
2.72% 02/15/30 (d)	67,000	57,742
3.58% 04/05/50 (d)	11,000	8,127
Caterpillar, Inc.
3.25% 09/19/49 - 04/09/50 (d)	12,000	9,444
Cenovus Energy, Inc.
2.65% 01/15/32 (d)	10,000	8,074
3.75% 02/15/52 (d)	13,000	9,229
Centene Corp.
3.00% 10/15/30 (d)	12,000	10,007
3.38% 02/15/30 (d)	59,000	50,732
4.25% 12/15/27 (d)	69,000	64,565
CenterPoint Energy, Inc.
2.65% 06/01/31 (d)	26,000	21,724
Charles Schwab Corp.
2.45% 03/03/27 (d)	205,000	184,108
2.90% 03/03/32 (d)	11,000	9,085
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT rate thereafter)
4.00% 12/01/30 (c)(d)	43,000	31,510
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64% 05/19/29 (c)(d)	161,000	161,686
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41 (d)	88,000	59,448
3.70% 04/01/51 (d)	97,000	61,557
4.80% 03/01/50 (d)	29,000	21,823
5.05% 03/30/29 (d)	21,000	20,024
5.75% 04/01/48 (d)	12,000	10,265
Cheniere Corpus Christi Holdings LLC
5.88% 03/31/25 (d)	79,000	78,690
Cheniere Energy Partners LP
4.50% 10/01/29 (d)	63,000	57,857
Chevron Corp.
2.24% 05/11/30 (d)	5,000	4,359
3.08% 05/11/50 (d)	6,000	4,473
Chevron USA, Inc.
3.85% 01/15/28 (d)	22,000	21,472

See Notes to Schedules of Investments and Notes to Financial Statements.
30	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
3.90% 11/15/24 (d)	$ 7,000	$ 6,879
Choice Hotels International, Inc.
3.70% 01/15/31 (d)	10,000	8,451
Chubb INA Holdings, Inc.
4.35% 11/03/45 (d)	6,000	5,433
Church & Dwight Co., Inc.
2.30% 12/15/31 (d)	12,000	9,917
Cigna Group
2.40% 03/15/30 (d)	9,000	7,646
3.25% 04/15/25 (d)	9,000	8,630
3.40% 03/01/27 - 03/15/51 (d)	31,000	25,173
3.88% 10/15/47 (d)	5,000	3,965
4.13% 11/15/25 (d)	19,000	18,503
4.38% 10/15/28 (d)	6,000	5,804
4.80% 08/15/38 (d)	6,000	5,663
4.90% 12/15/48 (d)	5,000	4,650
Cisco Systems, Inc.
5.90% 02/15/39 (d)	6,000	6,640
Citigroup, Inc.
4.45% 09/29/27 (d)	14,000	13,369
4.65% 07/23/48 (d)	31,000	28,093
6.17% 05/25/34 (c)(d)	28,000	28,195
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (c)(d)	175,000	142,886
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (c)(d)	46,000	39,945
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (c)(d)	61,000	53,872
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 month Term SOFR)
3.88% 01/24/39 (c)(d)	8,000	6,698
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 01/30/25 (c)(d)	22,000	18,928
Cleveland Electric Illuminating Co.
4.55% 11/15/30 (d)(h)	36,000	33,968
CME Group, Inc.
2.65% 03/15/32 (d)	16,000	13,602
3.75% 06/15/28 (d)	5,000	4,786
	Principal Amount	Fair Value
CMS Energy Corp.
4.88% 03/01/44 (d)	$ 13,000	$ 11,827
CNH Industrial Capital LLC
1.95% 07/02/23 (d)	28,000	28,000
Coca-Cola Co.
2.60% 06/01/50 (d)	10,000	7,009
2.75% 06/01/60 (d)	5,000	3,449
Comcast Corp.
2.65% 08/15/62 (d)	5,000	2,974
2.80% 01/15/51 (d)	5,000	3,307
2.89% 11/01/51 (d)	17,000	11,402
2.94% 11/01/56 (d)	15,000	9,771
2.99% 11/01/63 (d)	5,000	3,168
3.20% 07/15/36 (d)	6,000	4,930
3.25% 11/01/39 (d)	16,000	12,694
3.97% 11/01/47 (d)	28,000	23,258
4.15% 10/15/28 (d)	4,000	3,876
CommonSpirit Health
4.35% 11/01/42	24,000	20,570
Conagra Brands, Inc.
5.30% 11/01/38 (d)	5,000	4,804
5.40% 11/01/48 (d)	5,000	4,766
ConocoPhillips Co.
4.30% 11/15/44 (d)	7,000	6,175
Consolidated Edison Co. of New York, Inc.
2.90% 12/01/26 (d)	17,000	15,511
3.35% 04/01/30 (d)	6,000	5,463
3.88% 06/15/47 (d)	6,000	4,712
3.95% 04/01/50 (d)	17,000	13,862
Constellation Brands, Inc.
3.15% 08/01/29 (d)	29,000	26,183
3.70% 12/06/26 (d)	24,000	22,868
4.50% 05/09/47 (d)	5,000	4,318
Continental Resources, Inc.
2.88% 04/01/32 (d)(h)	23,000	17,705
3.80% 06/01/24 (d)	132,000	129,357
Corebridge Financial, Inc.
3.90% 04/05/32 (d)	106,000	92,312
Corning, Inc.
4.38% 11/15/57 (d)	5,000	4,065
Corporate Office Properties LP
2.00% 01/15/29 (d)	28,000	21,394
2.25% 03/15/26 (d)	12,000	10,591
2.75% 04/15/31 (d)	9,000	6,844
Crown Castle, Inc.
2.90% 03/15/27 (d)	52,000	47,602
3.30% 07/01/30 (d)	38,000	33,647

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	31

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.15% 07/01/50 (d)	$ 22,000	$ 17,453
5.20% 02/15/49 (d)	6,000	5,548
CSL Finance PLC
4.25% 04/27/32 (d)(h)	32,000	30,356
CSX Corp.
4.50% 03/15/49 - 08/01/54 (d)	22,000	19,570
CubeSmart LP
2.50% 02/15/32 (d)	30,000	23,826
4.38% 02/15/29 (d)	12,000	11,270
Cummins, Inc.
1.50% 09/01/30 (d)	10,000	8,099
2.60% 09/01/50 (d)	10,000	6,450
CVS Health Corp.
3.00% 08/15/26 (d)	13,000	12,187
3.25% 08/15/29 (d)	11,000	9,872
3.63% 04/01/27 (d)	11,000	10,439
3.75% 04/01/30 (d)	10,000	9,172
3.88% 07/20/25 (d)	10,000	9,724
4.25% 04/01/50 (d)	9,000	7,444
4.30% 03/25/28 (d)	11,000	10,608
4.78% 03/25/38 (d)	15,000	13,827
5.00% 12/01/24 (d)	15,000	14,809
5.13% 07/20/45 (d)	6,000	5,545
5.30% 06/01/33 - 12/05/43 (d)	52,000	51,405
5.88% 06/01/53 (d)	15,000	15,410
6.00% 06/01/63 (d)	5,000	5,140
Daimler Truck Finance North America LLC
5.13% 01/19/28 (d)(h)	150,000	148,717
Dell International LLC/EMC Corp.
4.00% 07/15/24 (d)	16,000	15,732
6.02% 06/15/26 (d)	5,000	5,072
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% +SOFR thereafter)
2.31% 11/16/27 (c)(d)	150,000	129,030
DH Europe Finance II Sarl
2.60% 11/15/29 (d)	9,000	7,923
3.25% 11/15/39 (d)	6,000	4,888
3.40% 11/15/49 (d)	5,000	3,916
Diamondback Energy, Inc.
3.13% 03/24/31 (d)	15,000	12,843
3.25% 12/01/26 (d)	6,000	5,642
3.50% 12/01/29 (d)	6,000	5,408
4.40% 03/24/51 (d)	7,000	5,551
Digital Realty Trust LP
3.60% 07/01/29 (d)	20,000	17,800
	Principal Amount	Fair Value
Discovery Communications LLC
3.95% 03/20/28 (d)	$ 19,000	$ 17,688
4.95% 05/15/42 (d)	4,000	3,155
5.00% 09/20/37 (d)	4,000	3,419
Dollar General Corp.
3.50% 04/03/30 (d)	34,000	30,453
4.13% 04/03/50 (d)	6,000	4,701
Dollar Tree, Inc.
4.00% 05/15/25 (d)	74,000	71,696
Dominion Energy, Inc.
3.07% 08/15/24 (d)(i)	17,000	16,425
3.38% 04/01/30 (d)	17,000	15,217
Dover Corp.
2.95% 11/04/29 (d)	10,000	8,791
Dow Chemical Co.
2.10% 11/15/30 (d)	21,000	17,352
3.60% 11/15/50 (d)	5,000	3,723
4.25% 10/01/34 (d)	6,000	5,463
5.55% 11/30/48 (d)	14,000	13,618
6.30% 03/15/33 (d)	25,000	26,865
DTE Energy Co.
2.85% 10/01/26 (d)	22,000	20,266
Duke Energy Carolinas LLC
3.95% 03/15/48 (d)	6,000	4,893
Duke Energy Corp.
2.55% 06/15/31 (d)	26,000	21,525
3.30% 06/15/41 (d)	32,000	23,619
3.50% 06/15/51 (d)	65,000	47,135
3.75% 09/01/46 (d)	50,000	37,980
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88% 09/16/24 (c)(d)	40,000	38,462
Duke Energy Progress LLC
4.15% 12/01/44 (d)	17,000	14,140
DuPont de Nemours, Inc.
5.42% 11/15/48 (d)	5,000	4,940
Duquesne Light Holdings, Inc.
3.62% 08/01/27 (d)(h)	14,000	12,559
Eastman Chemical Co.
4.65% 10/15/44 (d)	7,000	5,894
Eaton Corp.
3.10% 09/15/27 (d)	6,000	5,628
Edison International
4.95% 04/15/25 (d)	34,000	33,385
5.75% 06/15/27 (d)	6,000	6,012
EIDP, Inc.
2.30% 07/15/30 (d)	33,000	27,600

See Notes to Schedules of Investments and Notes to Financial Statements.
32	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Elevance Health, Inc.
3.60% 03/15/51 (d)	$ 8,000	$ 6,124
3.70% 09/15/49 (d)	7,000	5,424
5.13% 02/15/53 (d)	5,000	4,839
6.10% 10/15/52 (d)	13,000	14,244
Eli Lilly & Co.
4.95% 02/27/63 (d)	8,000	8,160
Emera U.S. Finance LP
2.64% 06/15/31 (d)	30,000	24,022
Emerson Electric Co.
1.80% 10/15/27 (d)	43,000	38,120
2.75% 10/15/50 (d)	52,000	34,631
Enbridge Energy Partners LP
5.50% 09/15/40 (d)	4,000	3,775
Enbridge, Inc.
1.60% 10/04/26 (d)	70,000	62,386
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75% 07/15/80 (c)(d)	45,000	40,731
Energy Transfer LP
4.50% 04/15/24 (d)	19,000	18,768
4.95% 06/15/28 (d)	9,000	8,751
5.30% 04/01/44 - 04/15/47 (d)	14,000	12,151
5.35% 05/15/45 (d)	17,000	14,850
5.75% 02/15/33 (d)	16,000	16,102
6.13% 12/15/45 (d)	5,000	4,763
6.50% 02/01/42 (d)	5,000	5,055
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75% 05/15/25 (c)(d)	85,000	76,409
Energy Transfer LP/Regency Energy Finance Corp.
4.50% 11/01/23 (d)	7,000	6,969
Enterprise Products Operating LLC
4.25% 02/15/48 (d)	23,000	19,498
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 month Term SOFR)
5.25% 08/16/77 (c)(d)	5,000	4,373
EOG Resources, Inc.
4.15% 01/15/26 (d)	4,000	3,917
4.95% 04/15/50 (d)	6,000	5,925
5.10% 01/15/36 (d)	6,000	5,779
	Principal Amount	Fair Value
Equinix, Inc.
1.25% 07/15/25 (d)	$ 10,000	$ 9,132
2.15% 07/15/30 (d)	15,000	12,138
ERP Operating LP
4.50% 07/01/44 (d)	7,000	6,127
Estee Lauder Cos., Inc.
2.38% 12/01/29 (d)	5,000	4,322
Everest Reinsurance Holdings, Inc.
3.13% 10/15/52 (d)	22,000	14,561
Eversource Energy
3.45% 01/15/50 (d)	12,000	8,816
Exelon Corp.
4.05% 04/15/30 (d)	18,000	16,872
4.45% 04/15/46 (d)	9,000	7,666
4.70% 04/15/50 (d)	9,000	7,970
Extra Space Storage LP
3.90% 04/01/29 (d)	11,000	10,021
Exxon Mobil Corp.
2.61% 10/15/30 (d)	53,000	46,554
3.45% 04/15/51 (d)	8,000	6,243
FedEx Corp.
4.10% 02/01/45 (d)	32,000	25,851
Fidelity National Financial, Inc.
3.20% 09/17/51 (d)	19,000	11,090
Fidelity National Information Services, Inc.
1.65% 03/01/28 (d)	14,000	11,835
3.10% 03/01/41 (d)	4,000	2,755
FirstEnergy Transmission LLC
4.55% 04/01/49 (d)(h)	21,000	17,447
Fiserv, Inc.
3.50% 07/01/29 (d)	38,000	34,775
4.40% 07/01/49 (d)	4,000	3,365
Florida Power & Light Co.
2.85% 04/01/25 (d)	35,000	33,654
4.13% 02/01/42 (d)	10,000	8,775
Flowers Foods, Inc.
2.40% 03/15/31 (d)	14,000	11,447
Flowserve Corp.
2.80% 01/15/32 (d)	20,000	15,933
Freeport-McMoRan, Inc.
4.25% 03/01/30 (d)	26,000	23,963
GA Global Funding Trust
1.63% 01/15/26 (d)(h)	24,000	21,289
General Mills, Inc.
3.00% 02/01/51 (d)	16,000	11,323
General Motors Co.
5.20% 04/01/45 (d)	3,000	2,558

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	33

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
5.40% 04/01/48 (d)	$ 6,000	$ 5,176
6.13% 10/01/25 (d)	61,000	61,398
6.80% 10/01/27 (d)	5,000	5,193
General Motors Financial Co., Inc.
1.25% 01/08/26 (d)	125,000	111,666
2.35% 01/08/31 (d)	10,000	7,849
5.25% 03/01/26 (d)	31,000	30,518
5.85% 04/06/30 (d)	99,000	98,140
Genuine Parts Co.
2.75% 02/01/32 (d)	15,000	12,319
George Washington University
4.13% 09/15/48	15,000	12,938
Georgia-Pacific LLC
1.75% 09/30/25 (d)(h)	29,000	26,623
3.60% 03/01/25 (d)(h)	76,000	73,357
Gilead Sciences, Inc.
2.60% 10/01/40 (d)	8,000	5,795
2.95% 03/01/27 (d)	3,000	2,817
3.50% 02/01/25 (d)	8,000	7,757
3.65% 03/01/26 (d)	6,000	5,776
4.15% 03/01/47 (d)	7,000	6,078
4.60% 09/01/35 (d)	15,000	14,479
GlaxoSmithKline Capital PLC
3.38% 06/01/29 (d)	12,000	11,142
GlaxoSmithKline Capital, Inc.
3.63% 05/15/25 (d)	15,000	14,587
Glencore Funding LLC
3.88% 04/27/51 (d)(h)	5,000	3,710
Goldman Sachs Group, Inc.
3.85% 01/26/27 (d)	67,000	63,792
4.25% 10/21/25 (d)	124,000	119,541
5.15% 05/22/45 (d)	6,000	5,590
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (c)(d)	26,000	22,866
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (c)(d)	16,000	12,798
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (c)(d)	13,000	9,170
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (c)(d)	$ 18,000	$ 13,297
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44% 02/24/43 (c)(d)	31,000	23,546
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 month Term SOFR)
3.81% 04/23/29 (c)(d)	7,000	6,505
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 month Term SOFR)
4.02% 10/31/38 (c)(d)	6,000	5,079
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 month Term SOFR)
4.22% 05/01/29 (c)(d)	18,000	17,005
Graphic Packaging International LLC
1.51% 04/15/26 (d)(h)	28,000	24,992
Gray Oak Pipeline LLC
2.00% 09/15/23 (d)(h)	52,000	51,581
2.60% 10/15/25 (d)(h)	29,000	26,625
Halliburton Co.
3.80% 11/15/25 (d)	2,000	1,932
5.00% 11/15/45 (d)	6,000	5,431
Hartford Financial Services Group, Inc.
2.80% 08/19/29 (d)	64,000	55,272
Hartford Financial Services Group, Inc. (7.45% fixed rate until 07/31/23; 2.13% + 3 month USD LIBOR thereafter)
7.45% 02/12/67 (c)(d)(h)	12,000	10,031
HCA, Inc.
3.13% 03/15/27 (d)(h)	47,000	43,161
3.50% 09/01/30 (d)	17,000	14,891
3.63% 03/15/32 (d)(h)	14,000	12,156
4.63% 03/15/52 (d)(h)	16,000	13,138
5.38% 02/01/25 (d)	127,000	125,909
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20% 06/01/30 (d)(h)	14,000	11,565

See Notes to Schedules of Investments and Notes to Financial Statements.
34	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
3.20% 06/01/50 (d)(h)	$ 5,000	$ 3,538
Healthcare Realty Holdings LP
2.00% 03/15/31 (d)	6,000	4,605
Helmerich & Payne, Inc.
2.90% 09/29/31 (d)	10,000	8,068
Hess Corp.
5.60% 02/15/41 (d)	3,000	2,870
5.80% 04/01/47 (d)	2,000	1,945
Hewlett Packard Enterprise Co.
6.35% 10/15/45 (d)	3,000	3,123
Highwoods Realty LP
4.13% 03/15/28 (d)	5,000	4,381
4.20% 04/15/29 (d)	19,000	16,129
Home Depot, Inc.
2.70% 04/15/30 (d)	7,000	6,220
3.35% 04/15/50 (d)	9,000	6,870
3.50% 09/15/56 (d)	6,000	4,622
3.90% 12/06/28 - 06/15/47 (d)	10,000	9,089
4.50% 12/06/48 (d)	5,000	4,636
4.95% 09/15/52 (d)	6,000	5,955
Honeywell International, Inc.
1.75% 09/01/31 (d)	17,000	13,640
2.70% 08/15/29 (d)	10,000	8,903
Hormel Foods Corp.
1.80% 06/11/30 (d)	30,000	25,062
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87% 11/22/32 (c)(d)	200,000	161,574
Humana, Inc.
1.35% 02/03/27 (d)	41,000	35,684
2.15% 02/03/32 (d)	13,000	10,258
Huntington Bancshares, Inc.
2.55% 02/04/30 (d)	20,000	16,030
Huntington Ingalls Industries, Inc.
2.04% 08/16/28 (d)	45,000	37,855
Huntsman International LLC
4.50% 05/01/29 (d)	29,000	26,552
Hyundai Capital America
1.30% 01/08/26 (d)(h)	61,000	54,568
Indiana Michigan Power Co.
3.25% 05/01/51 (d)	13,000	9,092
Intel Corp.
2.00% 08/12/31 (d)	23,000	18,755
2.45% 11/15/29 (d)	24,000	20,803
2.80% 08/12/41 (d)	23,000	16,401
3.10% 02/15/60 (d)	6,000	3,840
	Principal Amount	Fair Value
5.63% 02/10/43 (d)	$ 29,000	$ 29,471
5.70% 02/10/53 (d)	21,000	21,391
5.90% 02/10/63 (d)	16,000	16,501
Intercontinental Exchange, Inc.
1.85% 09/15/32 (d)	6,000	4,620
2.65% 09/15/40 (d)	6,000	4,267
International Paper Co.
4.40% 08/15/47 (d)	5,000	4,209
ITC Holdings Corp.
2.95% 05/14/30 (d)(h)	38,000	32,680
Jabil, Inc.
3.95% 01/12/28 (d)	5,000	4,670
4.25% 05/15/27 (d)	61,000	58,159
Jacobs Engineering Group, Inc.
5.90% 03/01/33 (d)	78,000	76,545
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13% 02/01/28 (d)(h)	46,000	44,135
5.75% 04/01/33 (d)(h)	14,000	13,185
John Deere Capital Corp.
2.45% 01/09/30 (d)	30,000	26,341
3.90% 06/07/32 (d)	13,000	12,277
Johnson & Johnson
3.63% 03/03/37 (d)	7,000	6,299
Johnson Controls International PLC
4.50% 02/15/47 (d)	4,000	3,493
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58% 04/22/27 (c)(d)	55,000	49,405
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 month Term SOFR)
2.96% 05/13/31 (c)(d)	60,000	51,341
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (c)(d)	17,000	12,830
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 month Term SOFR)
3.88% 07/24/38 (c)(d)	10,000	8,628

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	35

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 month Term SOFR)
3.90% 01/23/49 (c)(d)	$ 46,000	$ 37,174
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 month Term SOFR)
3.96% 01/29/27 (c)(d)	24,000	23,102
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 month Term SOFR)
4.01% 04/23/29 (c)(d)	7,000	6,599
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 month Term SOFR)
4.03% 07/24/48 (c)(d)	5,000	4,157
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 month Term SOFR)
4.49% 03/24/31 (c)(d)	64,000	61,476
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 month Term SOFR)
4.60% 02/01/25 (c)(d)	42,000	39,201
Kaiser Foundation Hospitals
3.00% 06/01/51 (d)	20,000	14,024
Kenvue, Inc.
4.90% 03/22/33 (d)(h)	123,000	124,373
5.05% 03/22/53 (d)(h)	42,000	42,815
5.20% 03/22/63 (d)(h)	13,000	13,306
Keurig Dr Pepper, Inc.
3.20% 05/01/30 (d)	9,000	8,073
3.80% 05/01/50 (d)	5,000	3,947
Kinder Morgan Energy Partners LP
4.70% 11/01/42 (d)	3,000	2,492
5.00% 03/01/43 (d)	6,000	5,173
6.38% 03/01/41 (d)	6,000	6,025
Kinder Morgan, Inc.
1.75% 11/15/26 (d)	83,000	73,532
5.05% 02/15/46 (d)	6,000	5,134
5.20% 06/01/33 (d)	16,000	15,497
KLA Corp.
3.30% 03/01/50 (d)	16,000	12,047
Kraft Heinz Foods Co.
5.20% 07/15/45 (d)	22,000	20,870
	Principal Amount	Fair Value
Kroger Co.
2.20% 05/01/30 (d)	$ 6,000	$ 4,966
4.65% 01/15/48 (d)	5,000	4,398
L3Harris Technologies, Inc.
3.85% 12/15/26 (d)	19,000	18,118
Lear Corp.
4.25% 05/15/29 (d)	6,000	5,631
Leidos, Inc.
3.63% 05/15/25 (d)	5,000	4,795
4.38% 05/15/30 (d)	57,000	52,512
5.75% 03/15/33 (d)	29,000	28,858
Liberty Mutual Group, Inc.
3.95% 05/15/60 (d)(h)	6,000	4,238
Life Storage LP
2.20% 10/15/30 (d)	15,000	11,975
Lincoln National Corp.
4.35% 03/01/48 (d)	45,000	32,492
Lincoln National Corp. (9.25% fixed rate until 12/01/27; 5.32% + 5 year CMT Rate thereafter)
9.25% 12/01/27 (c)(d)	34,000	35,942
Lockheed Martin Corp.
3.55% 01/15/26 (d)	4,000	3,883
3.80% 03/01/45 (d)	4,000	3,371
4.50% 05/15/36 (d)	6,000	5,791
Lowe's Cos., Inc.
1.30% 04/15/28 (d)	5,000	4,229
1.70% 09/15/28 - 10/15/30 (d)	30,000	25,217
3.00% 10/15/50 (d)	5,000	3,276
3.70% 04/15/46 (d)	3,000	2,291
4.05% 05/03/47 (d)	9,000	7,235
5.63% 04/15/53 (d)	24,000	23,964
LYB International Finance III LLC
3.63% 04/01/51 (d)	16,000	11,103
3.80% 10/01/60 (d)	6,000	4,050
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% +SOFR thereafter)
5.05% 01/27/34 (c)(d)	155,000	141,420
Marsh & McLennan Cos., Inc.
2.90% 12/15/51 (d)	34,000	22,800
Masco Corp.
3.50% 11/15/27 (d)	3,000	2,807
McCormick & Co., Inc.
1.85% 02/15/31 (d)	7,000	5,547
3.25% 11/15/25 (d)	115,000	108,713

See Notes to Schedules of Investments and Notes to Financial Statements.
36	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
McDonald's Corp.
3.60% 07/01/30 (d)	$ 23,000	$ 21,400
3.63% 09/01/49 (d)	7,000	5,523
4.88% 12/09/45 (d)	6,000	5,735
Medtronic Global Holdings SCA
4.50% 03/30/33 (d)	95,000	93,112
Medtronic, Inc.
4.63% 03/15/45 (d)	4,000	3,887
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52 (d)	17,000	14,419
Mercedes-Benz Finance North America LLC
5.38% 11/26/25 (d)(h)	150,000	150,054
Merck & Co., Inc.
1.90% 12/10/28 (d)	43,000	37,560
2.45% 06/24/50 (d)	9,000	5,895
2.75% 12/10/51 (d)	14,000	9,662
2.90% 12/10/61 (d)	8,000	5,315
4.00% 03/07/49 (d)	4,000	3,536
4.50% 05/17/33 (d)	56,000	55,578
5.00% 05/17/53 (d)	15,000	15,188
Meta Platforms, Inc.
3.85% 08/15/32 (d)	45,000	41,796
4.45% 08/15/52 (d)	27,000	23,512
MetLife, Inc.
4.72% 12/15/44 (d)	9,000	8,000
Microchip Technology, Inc.
2.67% 09/01/23 (d)	87,000	86,533
Micron Technology, Inc.
3.37% 11/01/41 (d)	18,000	12,556
3.48% 11/01/51 (d)	35,000	23,322
Microsoft Corp.
2.40% 08/08/26 (d)	22,000	20,647
2.68% 06/01/60 (d)	10,000	6,698
2.92% 03/17/52 (d)	44,000	32,700
3.45% 08/08/36 (d)	4,000	3,647
3.50% 02/12/35 (d)	6,000	5,615
Mid-America Apartments LP
2.88% 09/15/51 (d)	23,000	14,924
Mizuho Financial Group, Inc.
2.84% 09/13/26 (d)	200,000	183,146
Molson Coors Beverage Co.
4.20% 07/15/46 (d)	5,000	4,120
Morgan Stanley
3.63% 01/20/27 (d)	4,000	3,800
3.70% 10/23/24 (d)	9,000	8,786
3.97% 07/22/38 (c)(d)	9,000	7,635
	Principal Amount	Fair Value
4.35% 09/08/26 (d)	$ 74,000	$ 71,473
4.38% 01/22/47 (d)	9,000	8,040
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51% 07/20/27 (c)(d)	22,000	19,494
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (c)(d)	134,000	101,425
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (c)(d)	54,000	35,468
MPLX LP
2.65% 08/15/30 (d)	12,000	10,051
5.20% 12/01/47 (d)	6,000	5,256
Mylan, Inc.
5.20% 04/15/48 (d)	5,000	3,890
Nasdaq, Inc.
5.95% 08/15/53 (d)	10,000	10,235
6.10% 06/28/63 (d)	15,000	15,349
NewMarket Corp.
2.70% 03/18/31 (d)	10,000	8,183
Newmont Corp.
4.88% 03/15/42 (d)	5,000	4,646
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65% 05/01/79 (c)(d)	8,000	7,442
NGPL PipeCo LLC
3.25% 07/15/31 (d)(h)	33,000	27,228
NIKE, Inc.
3.38% 03/27/50 (d)	5,000	4,050
NiSource, Inc.
3.60% 05/01/30 (d)	12,000	10,810
3.95% 03/30/48 (d)	4,000	3,210
5.25% 03/30/28 (d)	114,000	114,114
NNN REIT, Inc.
4.00% 11/15/25 (d)	7,000	6,663
Norfolk Southern Corp.
3.95% 10/01/42 (d)	5,000	4,099
Northern Trust Corp.
6.13% 11/02/32 (d)	29,000	30,052
Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (d)(h)	32,000	22,890

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	37

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
NOV, Inc.
3.60% 12/01/29 (d)	$ 16,000	$ 14,268
Novant Health, Inc.
3.32% 11/01/61 (d)	14,000	9,682
Novartis Capital Corp.
2.20% 08/14/30 (d)	21,000	18,177
3.00% 11/20/25 (d)	4,000	3,827
Nutrien Ltd.
4.90% 03/27/28 - 06/01/43 (d)	81,000	79,100
NVIDIA Corp.
2.85% 04/01/30 (d)	12,000	10,884
3.50% 04/01/50 (d)	5,000	4,061
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25% 11/30/51 (d)	35,000	23,428
Occidental Petroleum Corp.
6.13% 01/01/31 (d)	46,000	46,704
Oklahoma Gas & Electric Co.
3.25% 04/01/30 (d)	8,000	7,120
Oncor Electric Delivery Co. LLC
3.80% 09/30/47 (d)	6,000	4,824
ONEOK, Inc.
4.35% 03/15/29 (d)	7,000	6,513
6.10% 11/15/32 (d)	25,000	25,431
Oracle Corp.
1.65% 03/25/26	41,000	37,232
2.30% 03/25/28	6,000	5,293
2.65% 07/15/26	7,000	6,482
2.88% 03/25/31	103,000	87,783
2.95% 04/01/30	25,000	21,824
3.60% 04/01/50	7,000	4,998
3.65% 03/25/41	11,000	8,473
3.80% 11/15/37	4,000	3,271
3.95% 03/25/51	6,000	4,530
4.00% 07/15/46 - 11/15/47	13,000	10,005
4.10% 03/25/61	15,000	11,038
5.55% 02/06/53	11,000	10,658
6.15% 11/09/29	56,000	58,335
6.90% 11/09/52	11,000	12,326
Otis Worldwide Corp.
2.06% 04/05/25	63,000	59,401
2.57% 02/15/30	27,000	23,284
3.36% 02/15/50	52,000	38,066
Owens Corning
4.40% 01/30/48 (d)	4,000	3,311
Pacific Gas & Electric Co.
2.10% 08/01/27 (d)	8,000	6,861
	Principal Amount	Fair Value
2.50% 02/01/31 (d)	$ 21,000	$ 16,474
3.00% 06/15/28 (d)	17,000	14,724
3.30% 08/01/40 (d)	21,000	14,173
3.50% 08/01/50 (d)	7,000	4,465
4.30% 03/15/45 (d)	17,000	12,119
PacifiCorp
2.70% 09/15/30 (d)	13,000	10,830
2.90% 06/15/52 (d)	88,000	54,922
6.25% 10/15/37 (d)	12,000	11,997
Packaging Corp. of America
3.05% 10/01/51 (d)	24,000	15,894
Paramount Global
2.90% 01/15/27 (d)	5,000	4,498
3.70% 06/01/28 (d)	6,000	5,340
5.25% 04/01/44 (d)	3,000	2,279
Parker-Hannifin Corp.
3.25% 06/14/29 (d)	6,000	5,460
4.50% 09/15/29 (d)	54,000	52,507
PayPal Holdings, Inc.
2.65% 10/01/26 (d)	12,000	11,159
3.25% 06/01/50 (d)	5,000	3,619
PepsiCo, Inc.
1.63% 05/01/30 (d)	6,000	4,995
2.63% 07/29/29 (d)	12,000	10,812
2.75% 10/21/51 (d)	35,000	25,146
Pfizer Investment Enterprises Pte. Ltd.
4.45% 05/19/28	83,000	81,636
4.75% 05/19/33	52,000	51,826
5.30% 05/19/53	8,000	8,330
5.34% 05/19/63	30,000	30,360
Pfizer, Inc.
2.70% 05/28/50 (d)	36,000	25,348
3.90% 03/15/39 (d)	7,000	6,267
4.13% 12/15/46 (d)	5,000	4,495
4.40% 05/15/44 (d)	4,000	3,796
Philip Morris International, Inc.
1.50% 05/01/25	10,000	9,353
2.10% 05/01/30	6,000	4,967
3.38% 08/15/29	5,000	4,516
4.13% 03/04/43	4,000	3,266
5.13% 02/15/30	98,000	96,927
5.38% 02/15/33	31,000	30,945
5.63% 11/17/29	28,000	28,530
Phillips 66 Co.
2.15% 12/15/30 (d)	64,000	52,239
3.15% 12/15/29 (d)	43,000	37,534
3.30% 03/15/52 (d)	24,000	16,506
3.75% 03/01/28 (d)	5,000	4,688

See Notes to Schedules of Investments and Notes to Financial Statements.
38	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.68% 02/15/45 (d)	$ 9,000	$ 7,687
Pilgrim's Pride Corp.
6.25% 07/01/33 (d)	28,000	27,239
Pioneer Natural Resources Co.
1.13% 01/15/26 (d)	50,000	45,077
2.15% 01/15/31 (d)	12,000	9,827
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29 (d)	15,000	13,209
PPL Capital Funding, Inc.
3.10% 05/15/26 (d)	13,000	12,280
Precision Castparts Corp.
4.38% 06/15/45 (d)	5,000	4,469
Progressive Corp.
3.00% 03/15/32 (d)	32,000	27,965
3.70% 03/15/52 (d)	11,000	8,668
Prologis LP
3.05% 03/01/50 (d)	5,000	3,450
3.25% 06/30/26 (d)	6,000	5,687
Prospect Capital Corp.
3.36% 11/15/26 (d)	30,000	25,268
Prudential Financial, Inc.
3.94% 12/07/49 (d)	15,000	11,950
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70% 09/15/48 (c)(d)	10,000	9,607
Public Service Co. of Colorado
3.70% 06/15/28 (d)	13,000	12,331
PVH Corp.
4.63% 07/10/25 (d)	36,000	34,783
QUALCOMM, Inc.
4.30% 05/20/47 (d)	3,000	2,716
4.50% 05/20/52 (d)	29,000	26,391
Quanta Services, Inc.
2.35% 01/15/32 (d)	23,000	18,104
3.05% 10/01/41 (d)	27,000	18,739
Quest Diagnostics, Inc.
2.95% 06/30/30 (d)	6,000	5,278
Raytheon Technologies Corp.
1.90% 09/01/31 (d)	71,000	56,739
2.82% 09/01/51 (d)	52,000	34,920
3.13% 05/04/27 (d)	43,000	40,245
3.50% 03/15/27 (d)	5,000	4,755
3.95% 08/16/25 (d)	6,000	5,878
4.15% 05/15/45 (d)	5,000	4,263
4.45% 11/16/38 (d)	6,000	5,533
	Principal Amount	Fair Value
Realty Income Corp.
2.85% 12/15/32 (d)	$ 10,000	$ 8,151
3.00% 01/15/27 (d)	5,000	4,619
3.25% 01/15/31 (d)	6,000	5,247
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 (d)	26,000	20,723
Regions Financial Corp.
1.80% 08/12/28 (d)	62,000	50,487
RenaissanceRe Holdings Ltd.
5.75% 06/05/33 (d)	50,000	48,971
Republic Services, Inc.
2.38% 03/15/33 (d)	44,000	35,830
5.00% 04/01/34 (d)	28,000	27,911
Reynolds American, Inc.
4.45% 06/12/25 (d)	5,000	4,861
Rio Tinto Finance USA Ltd.
2.75% 11/02/51 (d)	8,000	5,469
Rio Tinto Finance USA PLC
4.13% 08/21/42 (d)	5,000	4,393
Rockwell Automation, Inc.
2.80% 08/15/61 (d)	14,000	9,146
4.20% 03/01/49 (d)	5,000	4,472
Rogers Communications, Inc.
5.00% 03/15/44 (d)	3,000	2,656
Roper Technologies, Inc.
2.95% 09/15/29 (d)	8,000	7,079
Ross Stores, Inc.
4.70% 04/15/27 (d)	4,000	3,899
Royalty Pharma PLC
0.75% 09/02/23 (d)	13,000	12,876
1.20% 09/02/25 (d)	16,000	14,449
1.75% 09/02/27 (d)	7,000	6,026
2.20% 09/02/30 (d)	6,000	4,827
3.30% 09/02/40 (d)	2,000	1,424
RPM International, Inc.
3.75% 03/15/27 (d)	6,000	5,632
Ryder System, Inc.
2.90% 12/01/26 (d)	44,000	40,267
Salesforce, Inc.
1.95% 07/15/31 (d)	28,000	23,115
2.70% 07/15/41 (d)	24,000	17,584
Schlumberger Holdings Corp.
3.90% 05/17/28 (d)(h)	13,000	12,247
Schlumberger Investment SA
4.85% 05/15/33 (d)	61,000	60,131
Sealed Air Corp.
1.57% 10/15/26 (d)(h)	99,000	86,183

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	39

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Selective Insurance Group, Inc.
5.38% 03/01/49 (d)	$ 4,000	$ 3,689
Sempra Energy
3.80% 02/01/38 (d)	6,000	4,971
4.00% 02/01/48 (d)	6,000	4,666
Sempra Energy (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13% 04/01/52 (c)(d)	44,000	35,624
Shell International Finance BV
3.13% 11/07/49 (d)	15,000	10,925
3.75% 09/12/46 (d)	6,000	4,898
Shire Acquisitions Investments Ireland DAC
2.88% 09/23/23 (d)	3,000	2,979
3.20% 09/23/26 (d)	4,000	3,754
Simon Property Group LP
3.38% 06/15/27 (d)	5,000	4,648
Sonoco Products Co.
2.85% 02/01/32 (d)	26,000	21,661
Southern California Edison Co.
4.00% 04/01/47 (d)	28,000	22,315
4.20% 03/01/29 (d)	21,000	19,966
Southern Co.
3.25% 07/01/26 (d)	5,000	4,707
3.70% 04/30/30 (d)	40,000	36,735
Southern Co. Gas Capital Corp.
3.95% 10/01/46 (d)	9,000	6,945
4.40% 05/30/47 (d)	2,000	1,661
Southwest Airlines Co.
2.63% 02/10/30 (d)	25,000	21,291
Southwestern Electric Power Co.
2.75% 10/01/26 (d)	7,000	6,442
Spectra Energy Partners LP
3.38% 10/15/26 (d)	3,000	2,819
4.50% 03/15/45 (d)	2,000	1,647
Stanley Black & Decker, Inc.
3.00% 05/15/32 (d)	34,000	28,900
Starbucks Corp.
4.00% 11/15/28 (d)	6,000	5,759
Stryker Corp.
1.95% 06/15/30 (d)	31,000	25,912
Suncor Energy, Inc.
4.00% 11/15/47 (d)	3,000	2,321
Sysco Corp.
3.25% 07/15/27 (d)	5,000	4,673
	Principal Amount	Fair Value
5.95% 04/01/30 (d)	$ 4,000	$ 4,184
6.60% 04/01/50 (d)	3,000	3,420
Take-Two Interactive Software, Inc.
3.70% 04/14/27 (d)	64,000	60,631
4.00% 04/14/32 (d)	11,000	10,078
Tampa Electric Co.
2.40% 03/15/31 (d)	31,000	25,409
3.45% 03/15/51 (d)	19,000	13,632
4.35% 05/15/44 (d)	18,000	15,177
Tapestry, Inc.
4.13% 07/15/27 (d)	3,000	2,819
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28 (d)	74,000	70,865
Target Corp.
1.95% 01/15/27 (d)	8,000	7,325
Teck Resources Ltd.
5.40% 02/01/43 (d)	4,000	3,636
Telefonica Emisiones SA
4.10% 03/08/27	150,000	143,895
Texas Instruments, Inc.
3.88% 03/15/39 (d)	5,000	4,484
Thermo Fisher Scientific, Inc.
2.80% 10/15/41 (d)	15,000	11,166
Time Warner Cable LLC
6.55% 05/01/37 (d)	6,000	5,770
T-Mobile USA, Inc.
3.50% 04/15/31	93,000	82,024
3.75% 04/15/27	38,000	35,999
4.50% 04/15/50	12,000	10,310
4.80% 07/15/28	80,000	78,524
Toronto-Dominion Bank
3.20% 03/10/32	62,000	53,604
4.46% 06/08/32	29,000	27,550
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 year Swap Rate thereafter)
3.63% 09/15/31 (c)	30,000	27,633
TotalEnergies Capital International SA
3.46% 02/19/29 (d)	25,000	23,344
Tractor Supply Co.
5.25% 05/15/33 (d)	28,000	27,757
Trane Technologies Luxembourg Finance SA
3.55% 11/01/24 (d)	11,000	10,672

See Notes to Schedules of Investments and Notes to Financial Statements.
40	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
3.80% 03/21/29 (d)	$ 11,000	$ 10,363
TransCanada PipeLines Ltd.
4.25% 05/15/28 (d)	26,000	24,814
4.88% 01/15/26 (d)	6,000	5,932
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63% 05/20/75 (c)(d)	38,000	36,358
Transcontinental Gas Pipe Line Co. LLC
4.00% 03/15/28 (d)	5,000	4,708
Travelers Cos., Inc.
2.55% 04/27/50 (d)	33,000	21,256
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80% 09/01/24 (c)(d)	56,000	47,457
TWDC Enterprises 18 Corp.
4.13% 06/01/44 (d)	4,000	3,512
Tyco Electronics Group SA
3.13% 08/15/27 (d)	5,000	4,677
Tyson Foods, Inc.
4.00% 03/01/26 (d)	32,000	30,913
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97% 07/22/33 (c)(d)	63,000	57,123
UDR, Inc.
2.10% 08/01/32 (d)	12,000	9,125
3.00% 08/15/31 (d)	5,000	4,248
Union Pacific Corp.
3.55% 05/20/61 (d)	17,000	12,580
3.60% 09/15/37 (d)	5,000	4,269
3.80% 04/06/71 (d)	9,000	6,898
4.10% 09/15/67 (d)	7,000	5,800
UnitedHealth Group, Inc.
2.00% 05/15/30	19,000	16,000
4.20% 05/15/32	21,000	20,039
4.45% 12/15/48	11,000	10,026
4.75% 07/15/45 - 05/15/52	72,000	68,414
5.05% 04/15/53	31,000	30,775
5.20% 04/15/63	31,000	30,923
6.05% 02/15/63	6,000	6,783
Utah Acquisition Sub, Inc.
3.95% 06/15/26 (d)	116,000	110,157
Vale Overseas Ltd.
6.13% 06/12/33 (d)	40,000	40,096
	Principal Amount	Fair Value
Ventas Realty LP
3.25% 10/15/26 (d)	$ 15,000	$ 13,751
Verizon Communications, Inc.
2.36% 03/15/32	116,000	93,307
2.55% 03/21/31	31,000	25,891
3.00% 03/22/27	45,000	42,044
3.40% 03/22/41	15,000	11,570
3.55% 03/22/51	10,000	7,468
3.70% 03/22/61	24,000	17,456
4.40% 11/01/34	42,000	38,741
4.86% 08/21/46	17,000	15,578
Viatris, Inc.
1.65% 06/22/25 (d)	95,000	87,452
4.00% 06/22/50 (d)	11,000	7,276
Virginia Electric & Power Co.
4.00% 11/15/46 (d)	13,000	10,334
Visa, Inc.
2.70% 04/15/40 (d)	8,000	6,138
Vistra Operations Co. LLC
3.55% 07/15/24 (d)(h)	52,000	50,223
Vontier Corp.
2.40% 04/01/28 (d)	35,000	29,221
2.95% 04/01/31 (d)	33,000	26,389
Vornado Realty LP
2.15% 06/01/26 (d)	42,000	35,577
3.50% 01/15/25 (d)	6,000	5,650
Vulcan Materials Co.
3.90% 04/01/27 (d)	4,000	3,845
Walgreens Boots Alliance, Inc.
4.10% 04/15/50 (d)	3,000	2,136
Walmart, Inc.
1.80% 09/22/31 (d)	13,000	10,795
2.50% 09/22/41 (d)	13,000	9,685
2.65% 09/22/51 (d)	6,000	4,267
Walt Disney Co.
2.65% 01/13/31 (d)	26,000	22,625
3.38% 11/15/26 (d)	2,000	1,903
3.60% 01/13/51 (d)	7,000	5,570
4.75% 11/15/46 (d)	4,000	3,771
6.65% 11/15/37 (d)	12,000	13,895
Warnermedia Holdings, Inc.
4.28% 03/15/32	93,000	82,405
5.05% 03/15/42	18,000	15,101
5.14% 03/15/52	6,000	4,893
5.39% 03/15/62	6,000	4,877
Waste Connections, Inc.
2.20% 01/15/32 (d)	66,000	53,368
2.95% 01/15/52 (d)	31,000	21,251

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	41

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
WEC Energy Group, Inc.
3.55% 06/15/25 (d)	$ 8,000	$ 7,650
Wells Fargo & Co.
4.15% 01/24/29	26,000	24,638
4.75% 12/07/46	24,000	20,414
5.88% 06/15/25 (c)	62,000	60,840
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (c)	95,000	84,721
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (c)	30,000	22,012
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 1 month Term SOFR)
3.20% 06/17/27 (c)	232,000	217,950
Westlake Corp.
2.88% 08/15/41 (d)	7,000	4,669
3.13% 08/15/51 (d)	7,000	4,389
3.38% 08/15/61 (d)	6,000	3,657
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89% 02/04/30 (c)(d)	20,000	18,695
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11% 07/24/34 (c)(d)	11,000	9,597
Weyerhaeuser Co.
4.00% 03/09/52 (d)	21,000	16,762
Williams Cos., Inc.
3.75% 06/15/27 (d)	2,000	1,889
4.85% 03/01/48 (d)	5,000	4,351
4.90% 01/15/45 (d)	12,000	10,497
5.30% 08/15/52 (d)	11,000	10,164
5.40% 03/04/44 (d)	3,000	2,770
Willis North America, Inc.
3.88% 09/15/49 (d)	10,000	7,274
Workday, Inc.
3.50% 04/01/27 (d)	26,000	24,644
3.70% 04/01/29 (d)	48,000	44,534
WPP Finance 2010
3.75% 09/19/24 (d)	15,000	14,550
Xcel Energy, Inc.
3.40% 06/01/30 (d)	14,000	12,473
	Principal Amount	Fair Value
Yamana Gold, Inc.
2.63% 08/15/31 (d)	$ 29,000	$ 22,606
Zoetis, Inc.
3.00% 09/12/27 (d)	5,000	4,658
3.90% 08/20/28 (d)	7,000	6,718
5.60% 11/16/32 (d)	56,000	58,538
		18,720,384
Non-Agency Collateralized Mortgage Obligations - 1.8%
Bank
3.18% 09/15/60	617,000	556,446
4.41% 11/15/61 (c)	320,000	303,548
BPR Trust 1.90% + 1 month Term SOFR
7.05% 04/15/37 (c)(h)	117,967	114,852
Cantor Commercial Real Estate Lending
3.01% 01/15/53	139,000	119,230
CD Mortgage Trust
2.91% 08/15/57	246,000	210,179
Citigroup Commercial Mortgage Trust
3.72% 12/10/49 (c)	119,583	111,223
3.78% 09/10/58	100,000	94,711
4.03% 12/10/49 (c)	78,331	71,361
COMM Mortgage Trust
3.92% 10/15/45 (h)	100,000	81,992
4.53% 02/10/47 (c)	55,000	53,658
GS Mortgage Securities Trust
2.75% 09/10/52	419,000	356,317
3.05% 11/10/52	493,000	425,588
3.67% 03/10/50	240,062	218,661
4.14% 03/10/51 (c)	73,000	65,614
4.56% 11/10/48 (c)	117,000	87,959
JPMBB Commercial Mortgage Securities Trust
4.81% 11/15/48 (c)	71,000	53,871
MASTR Alternative Loan Trust
5.00% 08/25/18 (f)	224	12
Morgan Stanley Bank of America Merrill Lynch Trust
0.98% 03/15/48 (c)(f)	689,274	6,226
Wells Fargo Commercial Mortgage Trust
1.32% 02/15/48 (c)(f)	716,225	9,272
4.32% 08/15/50	129,943	98,888
WFRBS Commercial Mortgage Trust
4.26% 12/15/46	55,000	54,466

See Notes to Schedules of Investments and Notes to Financial Statements.
42	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.35% 03/15/47 (c)	$ 123,000	$ 120,496
		3,214,570
Municipal Bonds and Notes - 0.1%
American Municipal Power, Inc., OH
6.27% 02/15/50	25,000	27,421
Board of Regents of the University of Texas System, TX
3.35% 08/15/47	25,000	20,120
Port Authority of New York & New Jersey, NY
4.46% 10/01/62	70,000	63,941
State of California, CA
4.60% 04/01/38	50,000	47,930
State of Illinois, IL
5.10% 06/01/33	25,000	24,568
		183,980
Total Bonds and Notes (Cost $55,336,462)		51,490,508
	Number of Shares
Exchange Traded & Mutual Funds - 24.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio (Cost $39,002,672)	401,033	44,093,585
Total Investments in Securities (Cost $149,637,485)		172,190,831
	Number of Shares	Fair Value
Short-Term Investments - 8.2%
Dreyfus Treasury & Agency Cash Management Institutional Shares 5.00%	1,644,548	$ 1,644,548
State Street Institutional Treasury Money Market Fund - Premier Class 5.02% (j)(k)	5,532,642	5,532,642
State Street Institutional Treasury Plus Fund - Premier Class 5.02% (j)(k)	1,644,548	1,644,548
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.07% (j)(k)	5,781,732	5,781,732
Total Short-Term Investments (Cost $14,603,470)		14,603,470
Total Investments (Cost $164,240,955)		186,794,301
Liabilities in Excess of Other Assets, net - (5.3)%		(9,360,987)
NET ASSETS - 100.0%		$ 177,433,314

Other Information:
Centrally Cleared Credit Default Swaps
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$2,490	5.00%/ Quarterly	12/20/27	$80,920	$(88,930)	$169,850

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	43

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
The Fund had the following long futures contracts open at June 30, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2023	18	$ 3,709,463	$ 3,660,187	$ (49,276)
5 Yr. U.S. Treasury Notes Futures	September 2023	29	3,154,954	3,105,718	(49,234)
Ultra Long-Term U.S. Treasury Bond Futures	September 2023	1	134,604	136,219	1,615
10 Yr. U.S. Treasury Ultra Futures	September 2023	43	5,138,971	5,092,812	(46,159)
U.S. Long Bond Futures	September 2023	8	1,016,089	1,015,250	(839)
S&P 500 E-mini Index Futures	September 2023	2	434,584	449,025	14,441
					$ (129,452)
The Fund had the following short futures contracts open at June 30, 2023:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	September 2023	16	$ (1,829,993)	$ (1,796,250)	$ 33,743
During the fiscal year ended June 30, 2023, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$10,787,364	$3,238,259	$2,508,232
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's sub-administrator, custodian and accounting agent.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	At June 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to $1,961,427 or 1.11% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(i)	Step coupon bond.

See Notes to Schedules of Investments and Notes to Financial Statements.
44	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2023.
*	Less than 0.05%.
Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$ 76,499,076	$ —	$ —	$ 76,499,076
Foreign Equity	107,662	—	—	107,662
U.S. Treasuries	—	14,879,607	—	14,879,607
Agency Mortgage Backed	—	14,149,892	—	14,149,892
Agency Collateralized Mortgage Obligations	—	328,657	—	328,657
Asset Backed	—	13,418	—	13,418
Corporate Notes	—	18,720,384	—	18,720,384
Non-Agency Collateralized Mortgage Obligations	—	3,214,570	—	3,214,570
Municipal Bonds and Notes	—	183,980	—	183,980
Exchange Traded & Mutual Funds	44,093,585	—	—	44,093,585
Short-Term Investments	14,603,470	—	—	14,603,470
Total Investments in Securities	$ 135,303,793	$ 51,490,508	$ —	$ 186,794,301
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 169,850	$ —	$ 169,850
Long Futures Contracts - Unrealized Appreciation	16,056	—	—	16,056
Long Futures Contracts - Unrealized Depreciation	(145,508)	—	—	(145,508)
Short Futures Contracts - Unrealized Appreciation	33,743	—	—	33,743
Total Other Financial Instruments	$ (95,709)	$ 169,850	$ —	$ 74,141
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2023(unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	23.61%	0.00%	23.61%
Systems Software	3.27%	0.00%	3.27%
Technology Hardware, Storage & Peripherals	3.26%	0.00%	3.26%
Semiconductors	2.60%	0.06%	2.66%
Interactive Media & Services	2.18%	0.00%	2.18%
Pharmaceuticals	1.70%	0.00%	1.70%
Broadline Retail	1.32%	0.00%	1.32%
Healthcare Equipment	1.13%	0.00%	1.13%
Diversified Banks	1.10%	0.00%	1.10%
Transaction & Payment Processing Services	1.06%	0.00%	1.06%
Application Software	0.96%	0.00%	0.96%
Automobile Manufacturers	0.90%	0.00%	0.90%
Integrated Oil & Gas	0.83%	0.00%	0.83%
Biotechnology	0.78%	0.00%	0.78%
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	45

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
Industry	Domestic	Foreign	Total
Managed Healthcare	0.73%	0.00%	0.73%
Electric Utilities	0.69%	0.00%	0.69%
Aerospace & Defense	0.68%	0.00%	0.68%
Multi-Sector Holdings	0.67%	0.00%	0.67%
Life Sciences Tools & Services	0.65%	0.00%	0.65%
Consumer Staples Merchandise Retail	0.65%	0.00%	0.65%
Soft Drinks & Non-alcoholic Beverages	0.62%	0.00%	0.62%
Household Products	0.56%	0.00%	0.56%
Restaurants	0.52%	0.00%	0.52%
Home Improvement Retail	0.50%	0.00%	0.50%
Financial Exchanges & Data	0.46%	0.00%	0.46%
Movies & Entertainment	0.44%	0.00%	0.44%
Oil & Gas Exploration & Production	0.44%	0.00%	0.44%
IT Consulting & Other Services	0.43%	0.00%	0.43%
Packaged Foods & Meats	0.37%	0.00%	0.37%
Semiconductor Materials & Equipment	0.37%	0.00%	0.37%
Industrial Machinery & Supplies & Components	0.36%	0.00%	0.36%
Investment Banking & Brokerage	0.36%	0.00%	0.36%
Communications Equipment	0.35%	0.00%	0.35%
Industrial Conglomerates	0.34%	0.00%	0.34%
Property & Casualty Insurance	0.33%	0.00%	0.33%
Multi-Utilities	0.30%	0.00%	0.30%
Integrated Telecommunication Services	0.30%	0.00%	0.30%
Hotels, Resorts & Cruise Lines	0.28%	0.00%	0.28%
Industrial Gases	0.28%	0.00%	0.28%
Insurance Brokers	0.28%	0.00%	0.28%
Asset Management & Custody Banks	0.27%	0.00%	0.27%
Rail Transportation	0.27%	0.00%	0.27%
Specialty Chemicals	0.27%	0.00%	0.27%
Tobacco	0.26%	0.00%	0.26%
Construction Machinery & Heavy Transportation Equipment	0.25%	0.00%	0.25%
Electrical Components & Equipment	0.24%	0.00%	0.24%
Air Freight & Logistics	0.24%	0.00%	0.24%
Healthcare Services	0.24%	0.00%	0.24%
Cable & Satellite	0.23%	0.00%	0.23%
Consumer Finance	0.21%	0.00%	0.21%
Building Products	0.18%	0.00%	0.18%
Telecom Tower REITs	0.18%	0.00%	0.18%
Human Resource & Employment Services	0.17%	0.00%	0.17%
Life & Health Insurance	0.15%	0.00%	0.15%
Footwear	0.15%	0.00%	0.15%
Oil & Gas Refining & Marketing	0.15%	0.00%	0.15%
Apparel Retail	0.15%	0.00%	0.15%
Regional Banks	0.15%	0.00%	0.15%
Oil & Gas Equipment & Services	0.14%	0.00%	0.14%
Automotive Retail	0.14%	0.00%	0.14%
Healthcare Distributors	0.13%	0.00%	0.13%
Research & Consulting Services	0.13%	0.00%	0.13%
Oil & Gas Storage & Transportation	0.13%	0.00%	0.13%
Interactive Home Entertainment	0.13%	0.00%	0.13%
Industrial REITs	0.13%	0.00%	0.13%
Agricultural & Farm Machinery	0.12%	0.00%	0.12%
Multi-Family Residential REITs	0.12%	0.00%	0.12%
Retail REITs	0.12%	0.00%	0.12%
See Notes to Schedules of Investments and Notes to Financial Statements.
46	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
Industry	Domestic	Foreign	Total
Data Center REITs	0.11%	0.00%	0.11%
Environmental & Facilities Services	0.11%	0.00%	0.11%
Home Building	0.11%	0.00%	0.11%
Trading Companies & Distributors	0.11%	0.00%	0.11%
Passenger Airlines	0.10%	0.00%	0.10%
Fertilizers & Agricultural Chemicals	0.09%	0.00%	0.09%
Wireless Telecommunication Services	0.09%	0.00%	0.09%
Diversified Support Services	0.09%	0.00%	0.09%
Electronic Components	0.09%	0.00%	0.09%
Electronic Equipment & Instruments	0.08%	0.00%	0.08%
Healthcare Facilities	0.08%	0.00%	0.08%
Multi-Line Insurance	0.08%	0.00%	0.08%
Health Care REITs	0.08%	0.00%	0.08%
Self Storage REITs	0.07%	0.00%	0.07%
Paper & Plastic Packaging Products & Materials	0.07%	0.00%	0.07%
Commodity Chemicals	0.07%	0.00%	0.07%
Copper	0.06%	0.00%	0.06%
Construction Materials	0.06%	0.00%	0.06%
Other Specialty Retail	0.06%	0.00%	0.06%
Steel	0.06%	0.00%	0.06%
Distributors	0.06%	0.00%	0.06%
Agricultural Products & Services	0.06%	0.00%	0.06%
Casinos & Gaming	0.06%	0.00%	0.06%
Healthcare Supplies	0.06%	0.00%	0.06%
Distillers & Vintners	0.06%	0.00%	0.06%
Other Specialized REITs	0.05%	0.00%	0.05%
Cargo Ground Transportation	0.05%	0.00%	0.05%
Personal Care Products	0.05%	0.00%	0.05%
Electronic Manufacturing Services	0.05%	0.00%	0.05%
Automotive Parts & Equipment	0.04%	0.00%	0.04%
Food Distributors	0.04%	0.00%	0.04%
Advertising	0.04%	0.00%	0.04%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Gold	0.04%	0.00%	0.04%
Food Retail	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Office REITs	0.03%	0.00%	0.03%
Construction & Engineering	0.03%	0.00%	0.03%
Technology Distributors	0.03%	0.00%	0.03%
Real Estate Services	0.03%	0.00%	0.03%
Timber REITs	0.03%	0.00%	0.03%
Broadcasting	0.02%	0.00%	0.02%
Drug Retail	0.02%	0.00%	0.02%
Apparel, Accessories & Luxury Goods	0.02%	0.00%	0.02%
Single-Family Residential REITs	0.02%	0.00%	0.02%
Metal, Glass & Plastic Containers	0.02%	0.00%	0.02%
Data Processing & Outsourced Services	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Reinsurance	0.02%	0.00%	0.02%
Independent Power Producers & Energy Traders	0.02%	0.00%	0.02%
Brewers	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	47

Elfun Diversified Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
Industry	Domestic	Foreign	Total
Publishing	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Household Appliances	0.01%	0.00%	0.01%
Home Furnishings	0.00%	0.00%	0.00%***
Housewares & Specialties	0.00%	0.00%	0.00%***
			64.62%
Sector	Percentage (based on Fair Value)
Corporate Notes	10.02%
U.S. Treasuries	7.96%
Agency Mortgage Backed	7.57%
Non-Agency Collateralized Mortgage Obligations	1.72%
Agency Collateralized Mortgage Obligations	0.18%
Municipal Bonds and Notes	0.10%
Asset Backed	0.01%
27.56%
Sector	Percentage (based on Fair Value)
Short-Term Investments	7.82%
7.82%
100.00%

***	Less than 0.005%.

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Corp.	592	$ 45,921	$ 18,610	$ 9,661	$ (1,240)	$ (3,136)	690	$ 50,494	$ 850
State Street Global All Cap Equity ex-U.S. Index Portfolio	425,386	42,695,979	2,070,000	4,685,000	(634,295)	4,646,901	401,033	44,093,585	—
State Street Institutional Treasury Money Market Fund - Premier Class	8,599,525	8,599,525	15,953,488	19,020,371	—	—	5,532,642	5,532,642	144,179
State Street Institutional Treasury Plus Fund - Premier Class	116,548	116,548	7,128,278	5,600,278	—	—	1,644,548	1,644,548	33,653
State Street Institutional U.S. Government Money Market Fund - Class G Shares	8,748,612	8,748,612	30,488,773	33,455,653	—	—	5,781,732	5,781,732	157,663
TOTAL		$60,206,585	$55,659,149	$62,770,963	$(635,535)	$4,643,765		$57,103,001	$336,345
See Notes to Schedules of Investments and Notes to Financial Statements.
48	Elfun Diversified Fund

Elfun Tax-Exempt Income Fund
Fund Information — June 30, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $1,033,770 (in thousands) as of June 30, 2023 (a)(b)
Quality Ratings
as of June 30, 2023 as a % of Fair Value (a)(b)
Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	15.99%
Aa / AA	51.23%
A / A	27.71%
Baa / BBB	0.90%
NR / Other	4.17%
100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional Treasury Plus Fund — Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
Elfun Tax-Exempt Income Fund	49

Elfun Tax-Exempt Income Fund
Understanding Your Fund’s Expenses — June 30, 2023 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2023	$1,000.00	$1,000.00
Ending Account value June 30, 2023	$1,023.40	$1,023.80
Expenses Paid During Period*	$ 1.05	$ 1.05
*	Expenses are equal to the Fund's annualized expense ratio of 0.21% (for the period January 1, 2023 - June 30, 2023), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

50	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Municipal Bonds and Notes - 98.8% †
Alabama - 0.4%
Auburn University, AL Revenue
4.00% 06/01/41	$ 2,000,000	$ 2,002,766
Bessemer Governmental Utility Services Corp., AL Revenue (BAM Insured)
5.00% 06/01/30	2,070,000	2,208,949
		4,211,715
Alaska - 0.1%
Municipality of Anchorage, AK GO,
4.00% 09/01/40	1,525,000	1,525,251
Arizona - 1.4%
Arizona Board of Regents, AZ Revenue
5.00% 07/01/40 - 07/01/43	2,145,000	2,408,038
Arizona State University, AZ Revenue
5.00% 07/01/41	1,000,000	1,024,877
City of Mesa Utility System Revenue, AZ Revenue
5.00% 07/01/43	1,500,000	1,614,713
City of Phoenix Civic Improvement Corp., AZ Revenue
5.00% 07/01/42	1,665,000	1,714,223
City of Phoenix Civic Improvement Corp., AZ Revenue (NPFG Insured)
5.50% 07/01/23 - 07/01/24	7,260,000	7,338,632
City of Tempe, AZ GO,
5.00% 07/01/35	650,000	767,673
		14,868,156
Arkansas - 0.3%
University of Arkansas, AR Revenue
5.00% 11/01/47	2,580,000	2,698,641
California - 7.8%
Bay Area Toll Authority, CA Revenue
4.13% 04/01/54	1,235,000	1,231,180
California Health Facilities Financing Authority, CA Revenue
5.00% 11/15/49	5,000,000	5,057,229
California State Public Works Board, CA Revenue
5.25% 09/01/29	10,160,000	10,189,944
California State University, CA Revenue
4.00% 11/01/45	2,500,000	2,498,789
Chabot-Las Positas Community College District, CA GO,
3.00% 08/01/37	2,900,000	2,586,790
City of Los Angeles Department of Airports, CA Revenue
5.00% 05/15/26 - 05/15/44	6,615,000	7,087,416
City of Los Angeles Wastewater System Revenue, CA Revenue
5.00% 06/01/48	10,000,000	10,690,363
Fresno Unified School District, CA GO,
4.00% 08/01/47 (a)	5,000,000	5,057,611
Los Angeles Department of Water & Power, CA Revenue
5.00% 07/01/48	5,500,000	5,849,475
Mount San Antonio Community College District, CA GO,
4.00% 08/01/49	3,000,000	2,934,957
	Principal Amount	Fair Value
Sacramento Municipal Utility District, CA Revenue
4.00% 08/15/45	$ 1,565,000	$ 1,569,113
5.00% 08/15/53	2,000,000	2,219,370
San Francisco City & County Airport Comm-San Francisco International Airport, CA Revenue
5.00% 05/01/49	1,350,000	1,428,300
State of California Department of Water Resources, CA Revenue
5.00% 12/01/29 (a)	8,120,000	8,355,469
State of California, CA GO,
4.00% 10/01/39	2,000,000	2,038,370
5.00% 09/01/30 - 08/01/46	8,035,000	9,011,134
5.00% 12/01/43 (a)	450,000	453,423
Twin Rivers Unified School District, CA GO, (BAM Insured)
5.00% 08/01/25	500,000	520,967
University of California, CA Revenue
4.00% 05/15/51	2,500,000	2,465,192
		81,245,092
Colorado - 3.3%
Board of Governors of Colorado State University System, CO Revenue
4.00% 03/01/43	1,000,000	989,836
Cherokee Metropolitan District, CO Revenue (BAM Insured)
4.00% 08/01/45	2,700,000	2,652,916
City & County of Denver Pledged Excise Tax Revenue, CO Revenue
4.00% 08/01/46	2,485,000	2,457,004
City of Brighton Water Activity Revenue, CO Revenue
5.00% 06/01/47	5,000,000	5,416,542
City of Colorado Springs Utilities System Revenue, CO Revenue
4.00% 11/15/30	1,000,000	1,011,277
5.00% 11/15/47	2,000,000	2,097,030
Colorado Health Facilities Authority, CO Revenue
5.00% 06/01/47 (a)	1,750,000	1,888,572
Denver City & County School District No. 1, CO GO,
5.00% 12/01/45	5,000,000	5,536,476
Regional Transportation District Sales Tax Revenue, CO Revenue
4.25% 11/01/36	3,405,000	3,695,339
5.00% 11/01/29	7,925,000	8,974,257
		34,719,249
Connecticut - 3.9%
Connecticut State Health & Educational Facilities Authority, CT Revenue
5.00% 07/01/46	5,000,000	5,117,014
South Central Connecticut Regional Water Authority, CT Revenue
5.00% 08/01/27 - 08/01/28 (a)	2,195,000	2,197,769

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	51

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
State of Connecticut Clean Water Fund-State Revolving Fund, CT Revenue
5.00% 05/01/37	$ 5,000,000	$ 5,333,548
State of Connecticut Special Tax Revenue, CT Special Tax Revenue
5.00% 10/01/27 - 10/01/36	23,325,000	23,664,825
State of Connecticut, CT GO,
4.00% 08/01/33	1,000,000	1,013,840
5.00% 01/15/26 - 08/15/32	1,700,000	1,735,222
Town of Darien, CT GO,
4.00% 04/15/47	1,235,000	1,226,691
		40,288,909
Delaware - 0.7%
Delaware Transportation Authority, DE Revenue
3.00% 07/01/28	2,000,000	1,988,910
5.00% 06/01/55	1,000,000	1,014,530
State of Delaware, DE GO,
3.50% 03/01/33	2,000,000	2,000,434
4.00% 05/01/41	1,000,000	1,029,120
5.00% 05/01/39	1,125,000	1,302,051
		7,335,045
District of Columbia - 3.9%
District of Columbia Water & Sewer Authority, DC Revenue
4.00% 10/01/38	2,185,000	2,194,682
5.00% 10/01/47	2,000,000	2,179,420
District of Columbia, DC GO,
4.00% 06/01/35 - 10/15/44	10,485,000	10,544,814
5.00% 06/01/38	3,000,000	3,031,447
District of Columbia, DC Revenue
4.00% 05/01/45	1,500,000	1,475,940
5.00% 04/01/42 (a)	6,250,000	6,731,330
Metropolitan Washington Airports Authority Aviation Revenue, DC Revenue
5.00% 10/01/25 - 10/01/47	2,130,000	2,187,921
5.00% 10/01/30 (b)	2,000,000	2,191,782
Washington Convention & Sports Authority, DC Revenue
5.00% 10/01/28	310,000	341,320
Washington Convention & Sports Authority, DC Tax Allocation Revenue.,
5.00% 10/01/29	750,000	837,084
Washington Metropolitan Area Transit Authority, DC Revenue
5.00% 07/01/34 - 07/01/43	8,375,000	8,807,268
		40,523,008
Florida - 4.2%
Broward County Water & Sewer Utility Revenue, FL Revenue
4.00% 10/01/44	1,300,000	1,289,472
City of Fort Lauderdale Water & Sewer Revenue, FL Revenue
4.00% 09/01/41	1,000,000	1,003,222
	Principal Amount	Fair Value
City of Lakeland Department of Electric Utilities, FL Revenue (AGM Insured)
5.25% 10/01/29	$ 825,000	$ 954,343
City of Sarasota, FL Revenue
5.00% 09/01/38	510,000	579,268
City of Tampa Water & Wastewater System Revenue, FL Revenue, Series A
5.25% 10/01/57	2,000,000	2,224,062
County of Broward Port Facilities Revenue, FL Revenue
4.00% 09/01/38	4,960,000	4,869,887
5.00% 09/01/26	500,000	521,448
County of Hillsborough Utility Revenue, FL Revenue
4.00% 08/01/31	3,215,000	3,443,228
County of Miami-Dade Aviation Revenue, FL Revenue
4.00% 10/01/39	1,675,000	1,676,355
5.00% 10/01/36	2,000,000	2,008,214
County of Miami-Dade Seaport Department, FL Revenue (AGM Insured)
4.00% 10/01/40 - 10/01/49	6,290,000	6,177,457
County of Miami-Dade Transit System, FL Revenue
4.00% 07/01/45	1,290,000	1,278,258
County of Miami-Dade Water & Sewer System Revenue, FL Revenue
4.00% 10/01/37 - 10/01/49	6,000,000	5,908,816
5.00% 10/01/43	5,000,000	5,270,098
Hillsborough County Aviation Authority, FL Revenue, Series A
5.00% 10/01/29	2,510,000	2,726,862
State of Florida Department of Transportation, FL Revenue
4.00% 07/01/41	1,000,000	990,606
5.00% 07/01/38	1,000,000	1,137,617
State of Florida, FL GO,
5.00% 06/01/26	520,000	550,763
Wildwood Utility Dependent District, FL Revenue (AGM Insured)
5.25% 10/01/38	1,000,000	1,133,054
		43,743,030
Georgia - 5.4%
City of Atlanta Airport Passenger Facility Charge, GA Revenue
4.00% 07/01/38	1,000,000	991,510
5.00% 01/01/34	3,500,000	3,525,722
City of Atlanta Water & Wastewater Revenue, GA Revenue
5.00% 11/01/28 - 11/01/41	6,000,000	6,328,355
5.25% 11/01/30 (a)	5,690,000	5,727,712
City of Atlanta Water & Wastewater Revenue, GA Revenue (AGM Insured)
5.75% 11/01/30	4,500,000	5,407,819
County of DeKalb Water & Sewerage Revenue, GA Revenue
5.00% 10/01/35 - 10/01/45	3,045,000	3,431,115
Development Authority of Gwinnett County, GA Revenue
5.00% 07/01/37 - 07/01/40	9,325,000	9,648,587
Metropolitan Atlanta Rapid Transit Authority, GA Revenue, Series B
5.00% 07/01/35	1,000,000	1,055,902

See Notes to Schedules of Investments and Notes to Financial Statements.
52	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Municipal Electric Authority of Georgia, GA Revenue
5.00% 01/01/35	$ 5,500,000	$ 5,587,747
Private Colleges & Universities Authority, GA Revenue
4.00% 10/01/38 - 10/01/46	3,855,000	3,869,720
State of Georgia, GA GO,
4.00% 07/01/36	10,000,000	10,283,715
		55,857,904
Hawaii - 0.3%
State of Hawaii, HI GO,
5.00% 01/01/36	2,850,000	3,134,463
Illinois - 2.9%
Chicago O'Hare International Airport, IL Revenue
5.00% 01/01/41 - 01/01/48	7,500,000	7,833,518
5.25% 01/01/42	8,000,000	8,331,225
Chicago Park District, IL GO,
4.00% 01/01/38	2,000,000	1,949,225
Chicago Transit Authority Sales Tax Receipts Fund, IL Revenue
4.00% 12/01/49	2,000,000	1,891,514
City of Chicago Wastewater Transmission Revenue, IL Revenue (AGM Insured)
5.50% 01/01/62	3,035,000	3,390,953
Cook County Community College District No. 508, IL GO,
5.13% 12/01/38	1,000,000	1,000,553
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst, IL GO,
4.00% 09/15/42	1,000,000	979,280
Illinois State Toll Highway Authority, IL Revenue
4.00% 01/01/44	1,345,000	1,319,859
5.00% 01/01/46	500,000	537,960
Lake County School District No. 112 North Shore, IL GO,
5.00% 12/01/35	1,055,000	1,205,428
State of Illinois, IL GO,
5.00% 10/01/30	1,000,000	1,112,559
		29,552,074
Indiana - 1.0%
Indiana Finance Authority, IN Revenue, Series B
5.25% 10/01/52	2,000,000	2,166,610
Indiana Municipal Power Agency, IN Revenue
5.00% 01/01/42	2,160,000	2,293,102
Indianapolis Local Public Improvement Bond Bank, IN Revenue
4.00% 02/01/44	6,500,000	6,412,850
		10,872,562
Iowa - 0.4%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, IA Revenue (AGM Insured)
4.00% 07/01/34	1,055,000	1,118,405
Iowa Finance Authority, IA Revenue
5.00% 08/01/40	1,750,000	1,992,312
	Principal Amount	Fair Value
State of Iowa Board of Regents, IA Revenue
3.00% 09/01/30	$ 1,000,000	$ 974,061
		4,084,778
Kansas - 0.1%
Johnson County Unified School District No. 512 Shawnee Mission, KS GO,
5.00% 10/01/38	500,000	569,300
Kentucky - 1.3%
Kentucky State Property & Building Commission, KY Revenue
5.00% 02/01/33 - 04/01/37	11,705,000	12,249,090
Louisville Water Co., KY Revenue
3.00% 11/15/34	1,000,000	951,565
		13,200,655
Louisiana - 0.1%
State of Louisiana, LA GO,
4.00% 04/01/43	1,000,000	999,039
Maine - 0.4%
Maine Health & Higher Educational Facilities Authority, ME Revenue
5.00% 07/01/48	1,990,000	2,094,155
Maine Municipal Bond Bank, ME Revenue
5.00% 09/01/26	500,000	529,574
Maine Turnpike Authority, ME Revenue
4.00% 07/01/45	2,000,000	1,990,438
		4,614,167
Maryland - 3.7%
City of Baltimore, MD Revenue
4.00% 07/01/44	3,130,000	3,091,904
5.00% 07/01/35 - 07/01/46	15,155,000	15,725,255
5.00% 07/01/38 (a)	9,375,000	9,459,243
County of Anne Arundel, MD GO,
5.00% 10/01/47	1,000,000	1,053,163
County of Baltimore, MD GO,
4.00% 02/01/31	1,580,000	1,586,242
5.00% 03/01/53	5,000,000	5,540,633
County of Prince George's, MD GO,
4.00% 07/15/31	1,000,000	1,060,845
State of Maryland Department of Transportation, MD Revenue
4.00% 12/01/29	1,140,000	1,174,550
		38,691,835
Massachusetts - 2.4%
Commonwealth of Massachusetts, MA GO,
4.00% 09/01/42 - 05/01/44	3,005,000	2,987,287
5.25% 09/01/43 - 01/01/44	9,525,000	10,300,939
Massachusetts Bay Transportation Authority Assessment Revenue, MA Revenue
5.00% 07/01/52	3,020,000	3,309,125
Massachusetts Development Finance Agency, MA Revenue
4.00% 10/01/46 (b)	625,000	616,677

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	53

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.00% 06/01/49 (a)	$ 1,000,000	$ 1,075,786
Massachusetts School Building Authority, MA Revenue
4.00% 11/15/35	1,990,000	2,021,391
Massachusetts Water Resources Authority, MA Revenue
5.00% 08/01/32 (a)	4,140,000	4,145,223
		24,456,428
Michigan - 1.3%
City of Ann Arbor Water Supply System Revenue, MI Revenue
4.00% 04/01/38	1,295,000	1,309,602
City of Lansing, MI GO, (AGM Insured)
5.00% 06/01/43	1,000,000	1,096,501
Michigan Finance Authority, MI Revenue
5.00% 11/01/31	1,395,000	1,532,126
State of Michigan Trunk Line Revenue, MI Revenue
4.00% 11/15/38	2,985,000	3,046,730
State of Michigan, MI Revenue
5.00% 03/15/27	4,415,000	4,758,338
University of Michigan, MI Revenue
5.00% 04/01/46 (a)	1,000,000	1,056,600
Warren Consolidated Schools, MI GO,
5.00% 05/01/35	715,000	739,962
		13,539,859
Minnesota - 2.8%
City of Minneapolis, MN GO,
3.00% 12/01/34	1,315,000	1,265,350
City of Rochester, MN Revenue
4.00% 11/15/48	5,330,000	5,191,099
City of St. Paul Sales & Use Tax Revenue, MN Revenue
5.00% 11/01/31	1,400,000	1,427,867
City of St. Paul Water Revenue, MN Revenue
4.00% 12/01/45	5,000,000	5,018,658
Cloquet Independent School District No. 94, MN GO,
4.00% 02/01/36	1,675,000	1,691,787
County of St. Louis, MN GO,
3.00% 12/01/31	1,545,000	1,537,107
Dover & Eyota Independent School District No. 533, MN GO,
4.00% 02/01/40	1,285,000	1,296,914
Maple River Independent School District No. 2135, MN GO,
5.00% 02/01/28	750,000	826,270
Metropolitan Council, MN GO,
5.00% 03/01/35	1,665,000	1,974,916
Minneapolis-St. Paul Metropolitan Airports Commission, MN Revenue
5.00% 01/01/25	1,000,000	1,006,703
University of Minnesota, MN Revenue
5.00% 09/01/39	4,350,000	4,623,272
Virginia Independent School District No. 706, MN GO,
5.00% 02/01/30	2,500,000	2,719,566
		28,579,509
	Principal Amount	Fair Value
Missouri - 0.9%
City of Kansas City Sanitary Sewer System Revenue, MO Revenue
4.00% 01/01/40	$ 1,725,000	$ 1,731,554
City of St. Louis, MO GO,
5.00% 02/15/43	800,000	862,603
Health & Educational Facilities Authority of the State of Missouri, MO Revenue
4.00% 11/15/48	2,200,000	2,067,138
Metropolitan St. Louis Sewer District, MO Revenue
5.00% 05/01/45 (a)	480,000	495,916
5.00% 05/01/45 - 05/01/46	2,520,000	2,610,701
St. Louis County School District C-2 Parkway, MO GO,
4.00% 03/01/39	1,395,000	1,416,450
		9,184,362
Nebraska - 0.1%
Omaha Public Power District, NE Revenue
5.00% 02/01/35	500,000	580,127
New Hampshire - 0.1%
New Hampshire Business Finance Authority, NH Revenue
5.00% 08/15/27	250,000	263,429
New Hampshire Health & Education Facilities Authority Act, NH Revenue (BAM Insured)
5.00% 07/01/34	1,000,000	1,159,032
		1,422,461
New Jersey - 6.3%
New Jersey Economic Development Authority, NJ Revenue
5.00% 06/15/41 (a)	7,250,000	7,768,366
5.00% 06/15/43	4,500,000	4,682,301
5.25% 06/15/40 (a)	220,000	229,675
New Jersey Educational Facilities Authority, NJ Revenue
5.50% 09/01/30 - 09/01/33	14,700,000	15,563,346
New Jersey Health Care Facilities Financing Authority, NJ Revenue (AGM Insured)
4.13% 07/01/38	6,215,000	6,179,775
New Jersey Transportation Trust Fund Authority, NJ Revenue
5.00% 12/15/34 - 06/15/45	7,750,000	8,216,414
5.25% 06/15/32	500,000	577,968
New Jersey Turnpike Authority, NJ Revenue
4.00% 01/01/35	1,090,000	1,092,596
5.00% 01/01/28 - 01/01/45	14,400,000	14,734,320
New Jersey Turnpike Authority, NJ Revenue, Series G
4.00% 01/01/43	5,000,000	5,005,571
State of New Jersey, NJ GO,
2.00% 06/01/34	1,000,000	823,784
		64,874,116
New Mexico - 0.3%
State of New Mexico Severance Tax Permanent Fund, NM Revenue
5.00% 07/01/29	2,420,000	2,717,072

See Notes to Schedules of Investments and Notes to Financial Statements.
54	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
New York - 8.6%
City of New York, NY GO,
5.00% 08/01/26	$ 1,500,000	$ 1,591,913
Hudson Yards Infrastructure Corp., NY Revenue (AGM Insured)
4.00% 02/15/47	5,830,000	5,695,544
Hudson Yards Infrastructure Corp., NY Revenue
5.00% 02/15/39	4,000,000	4,221,719
Metropolitan Transportation Authority, NY Revenue (AGM Insured)
4.00% 11/15/49	5,000,000	4,864,318
Metropolitan Transportation Authority, NY Revenue
5.00% 11/15/37	2,960,000	3,028,189
5.25% 11/15/55	1,000,000	1,048,607
New York City Municipal Water Finance Authority, NY Revenue
4.00% 06/15/45	2,270,000	2,249,733
5.00% 06/15/49	5,000,000	5,298,904
New York City Transitional Finance Authority Building Aid Revenue, NY Revenue
5.00% 07/15/36	6,000,000	6,497,171
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Revenue
4.00% 11/01/42	4,650,000	4,601,997
5.00% 02/01/41 - 02/01/43	15,140,000	15,551,809
New York Liberty Development Corp., NY Revenue
3.00% 09/15/43	2,000,000	1,615,113
New York Power Authority, NY Revenue
4.00% 11/15/50	1,775,000	1,736,158
New York State Dormitory Authority, NY Revenue
4.00% 08/01/38 - 03/15/47	6,500,000	6,361,696
5.00% 03/15/39 - 03/15/45	11,000,000	11,650,936
5.00% 07/01/46 (a)	4,000,000	4,334,310
Port Authority of New York & New Jersey, NY Revenue
5.00% 01/15/36 - 09/01/48	7,760,000	8,316,302
Triborough Bridge & Tunnel Authority, NY Revenue
5.00% 11/15/24	500,000	512,341
		89,176,760
North Carolina - 1.3%
County of Forsyth, NC GO,
5.00% 06/01/35	1,000,000	1,193,058
County of Wake, NC GO,
3.50% 04/01/32	3,305,000	3,318,467
County of Wake, NC Revenue
5.00% 04/01/35	1,765,000	2,082,703
Greater Asheville Regional Airport Authority, NC Revenue (AGM Insured)
5.00% 07/01/27	550,000	578,326
North Carolina Capital Facilities Finance Agency, NC Revenue
4.00% 10/01/44	2,000,000	2,011,570
Orange Water & Sewer Authority, NC Revenue
4.00% 07/01/29	1,060,000	1,069,610
	Principal Amount	Fair Value
University of North Carolina at Charlotte, NC Revenue
5.00% 10/01/47	$ 3,000,000	$ 3,140,268
		13,394,002
North Dakota - 0.0%*
City of Grand Forks, ND Revenue
5.00% 12/01/27	250,000	256,963
Ohio - 2.1%
City of Cleveland, OH GO,
5.00% 12/01/29	1,250,000	1,305,125
City of Columbus, OH GO,
5.00% 07/01/26 - 08/15/30 (a)	13,055,000	13,060,690
City of Toledo Water System Revenue, OH Revenue
5.00% 11/15/31	1,000,000	1,145,506
County of Summit, OH GO,
5.00% 12/01/43	1,000,000	1,104,202
Dublin City School District, OH GO,
4.00% 12/01/30	1,010,000	1,073,277
Northeast Ohio Regional Sewer District, OH Revenue
3.00% 11/15/34	1,385,000	1,330,380
Ohio Water Development Authority Water Pollution Control Loan Fund, OH Revenue
5.00% 12/01/42	1,000,000	1,129,322
Worthington City School District, OH GO,
5.00% 12/01/43	1,370,000	1,525,279
		21,673,781
Oklahoma - 1.1%
City of Oklahoma City, OK GO,
4.00% 03/01/38	1,000,000	1,024,082
Oklahoma Capitol Improvement Authority, OK Revenue
5.00% 07/01/28 - 07/01/29	5,000,000	5,069,995
Oklahoma City Zoological Trust Sales Tax Revenue, OK Revenue
4.00% 06/01/29	1,340,000	1,429,541
Oklahoma Water Resources Board, OK Revenue
4.00% 04/01/41	1,000,000	1,004,432
Washington County Rural Water District No. 3, OK Revenue
3.00% 09/15/41	3,000,000	2,488,384
		11,016,434
Oregon - 1.6%
City of Portland Water System Revenue, OR Revenue
4.00% 05/01/30	2,435,000	2,451,997
Clackamas County School District No. 7J Lake Oswego, OR GO,
4.00% 06/01/33	1,000,000	1,031,370
Clackamas County School District No. 86 Canby, OR GO,
4.00% 06/15/40	3,470,000	3,491,439
Hillsboro School District No. 1J, OR GO,
4.00% 06/15/40	1,000,000	1,003,156

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	55

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Jackson County School District No. 5 Ashland, OR GO,
5.00% 06/15/31	$ 565,000	$ 631,899
Oregon State University, OR Revenue
5.00% 04/01/45	2,000,000	2,034,264
Port of Portland Airport Revenue, OR Revenue
5.00% 07/01/27 - 07/01/38	3,520,000	3,692,519
Port of Portland Airport Revenue, OR Revenue, Series 24-B
5.00% 07/01/29	1,000,000	1,046,786
State of Oregon Department of Transportation, OR Revenue
5.00% 11/15/35	1,000,000	1,179,199
		16,562,629
Pennsylvania - 6.3%
City of Philadelphia Airport Revenue, PA Revenue
4.00% 07/01/40	3,000,000	2,957,294
5.00% 07/01/28 - 07/01/31	2,900,000	3,153,272
City of Philadelphia Water & Wastewater Revenue, PA Revenue
4.00% 10/01/31	4,980,000	5,110,976
5.00% 10/01/43 - 10/01/47	15,000,000	15,715,592
City of Philadelphia, PA GO,
5.00% 02/01/24 - 08/01/36	6,105,000	6,437,115
City of Philadelphia, PA GO, (BAM Insured)
5.00% 02/01/34	1,970,000	2,181,043
City of Pittsburgh, PA GO,
5.00% 09/01/32	250,000	283,279
Commonwealth of Pennsylvania, PA GO,
3.50% 03/01/31	2,000,000	2,030,248
4.00% 09/15/34	1,475,000	1,508,402
5.00% 07/15/27	995,000	1,076,682
Council Rock School District, PA GO,
4.00% 11/15/52	3,000,000	2,932,961
County of Montgomery, PA GO,
5.00% 01/01/38	1,945,000	2,185,277
Delaware River Joint Toll Bridge Commission, PA Revenue
5.00% 07/01/26	500,000	529,545
Delaware River Port Authority, PA Revenue
5.00% 01/01/26 - 01/01/40	3,725,000	3,964,539
Middletown Area School District, PA GO, (AGM Insured)
4.00% 03/01/36	1,000,000	1,012,022
Pennsylvania Higher Educational Facilities Authority, PA Revenue
4.00% 08/15/41	2,000,000	1,965,961
5.00% 05/01/41	1,000,000	1,028,708
Pennsylvania State University, PA Revenue
5.00% 09/01/47	2,000,000	2,091,045
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Revenue
4.00% 12/01/51	1,500,000	1,436,079
Pittsburgh Water & Sewer Authority, PA Revenue (AGM Insured)
5.00% 09/01/38 (b)	675,000	766,678
	Principal Amount	Fair Value
School District of Philadelphia, PA GO,
4.00% 09/01/38	$ 1,750,000	$ 1,716,277
5.00% 09/01/28	840,000	910,015
Springfield School District/Delaware County, PA GO,
4.00% 03/01/43	1,000,000	1,000,751
Swarthmore Borough Authority, PA Revenue
5.00% 09/15/45 (b)	2,000,000	2,250,899
Upper Darby School District, PA GO, (BAM Insured)
4.00% 04/01/51	1,000,000	968,719
		65,213,379
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp., RI Revenue (BAM Insured)
5.00% 05/15/29	200,000	223,290
Rhode Island Infrastructure Bank State Revolving Fund, RI Revenue
5.00% 10/01/36	500,000	580,917
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund, RI Revenue
5.00% 10/01/28 (a)	2,200,000	2,296,146
		3,100,353
South Carolina - 2.1%
Beaufort County School District, SC GO,
4.00% 03/01/33	2,200,000	2,342,695
City of Columbia Waterworks & Sewer System Revenue, SC Revenue
5.00% 02/01/47	2,425,000	2,684,531
South Carolina Ports Authority, SC Revenue
5.00% 07/01/33	1,800,000	1,947,202
South Carolina Public Service Authority, SC Revenue
5.00% 12/01/37 - 12/01/38	12,000,000	12,233,142
Spartanburg County School District No. 4, SC GO,
5.00% 03/01/47	2,745,000	3,008,392
		22,215,962
Tennessee - 1.5%
City of Memphis, TN GO,
4.00% 05/01/38 - 06/01/46	9,920,000	9,859,564
County of Knox, TN GO,
3.00% 06/01/30	1,255,000	1,235,880
County of Rutherford, TN GO,
3.00% 04/01/35	2,000,000	1,912,577
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, TN Revenue
5.00% 07/01/46	2,000,000	2,092,645
		15,100,666
Texas - 7.4%
Argyle Independent School District, TX GO,
5.00% 08/15/43	800,000	901,314

See Notes to Schedules of Investments and Notes to Financial Statements.
56	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Arlington Higher Education Finance Corp., TX Revenue
5.00% 08/15/28	$ 500,000	$ 547,701
Austin Independent School District, TX GO,
5.00% 08/01/43	2,750,000	3,073,446
Board of Regents of the University of Texas System, TX Revenue
5.00% 08/15/26	10,000,000	10,624,737
City of Austin Electric Utility Revenue, TX Revenue
5.00% 11/15/43	1,000,000	1,109,154
City of Dallas Waterworks & Sewer System Revenue, TX Revenue
5.00% 10/01/46	3,550,000	3,740,861
City of Fort Worth Water & Sewer System Revenue, TX Revenue
4.00% 02/15/35	2,530,000	2,601,554
City of Houston Airport System Revenue, TX Revenue
5.00% 07/01/28	1,500,000	1,597,873
City of Houston Combined Utility System Revenue, TX Revenue
5.00% 05/15/28	5,000,000	5,070,389
City of North Richland Hills, TX GO,
4.00% 02/15/27	1,045,000	1,084,321
Comal Independent School District, TX GO,
4.00% 02/01/33	1,875,000	2,005,232
Community Independent School District, TX GO,
5.00% 02/15/38 (b)	750,000	852,322
Corpus Christi Independent School District, TX GO,
5.00% 08/15/39	1,000,000	1,122,052
Dallas Area Rapid Transit, TX Revenue
4.00% 12/01/38	500,000	502,101
Dallas Fort Worth International Airport, TX Revenue
5.25% 11/01/29	5,000,000	5,028,867
Dallas Independent School District, TX GO,
5.00% 02/15/34	560,000	623,070
Del Valle Independent School District, TX GO,
4.00% 06/15/37	500,000	520,046
Forney Independent School District, TX GO,
5.00% 08/15/39	500,000	555,296
Galveston Independent School District, TX GO,
4.00% 02/01/42	3,175,000	3,195,141
Greater Texoma Utility Authority, TX Revenue (AGM Insured)
5.00% 10/01/35	600,000	671,585
Harris County Flood Control District, TX GO,
5.00% 09/15/38 (b)	500,000	571,717
Klein Independent School District, TX GO,
5.00% 02/01/43	500,000	536,081
Lower Colorado River Authority, TX Revenue (AGM Insured)
5.00% 05/15/30	1,000,000	1,135,201
Lower Colorado River Authority, TX Revenue
5.00% 05/15/44	2,000,000	2,076,829
Lubbock Independent School District, TX GO,
4.00% 02/15/31	1,205,000	1,247,772
Magnolia Independent School District, TX GO,
5.00% 08/15/30	1,000,000	1,143,295
	Principal Amount	Fair Value
McCamey Independent School District, TX GO, (AGM Insured)
5.00% 02/15/28	$ 1,000,000	$ 1,085,895
North Texas Tollway Authority, TX Revenue
5.00% 01/01/38 - 01/01/48	6,095,000	6,262,777
Paradise Independent School District, TX GO,
5.00% 08/15/41	1,810,000	2,055,288
Port Authority of Houston of Harris County Texas, TX GO,
5.00% 10/01/27	1,000,000	1,085,988
Splendora Independent School District, TX GO,
5.00% 02/15/39	1,000,000	1,128,789
State of Texas, TX GO,
4.00% 10/01/44	1,985,000	1,968,924
5.00% 08/01/32 (b)	2,000,000	2,152,066
Texas A&M University, TX Revenue
5.00% 05/15/28	500,000	551,300
Texas City Independent School District, TX GO,
4.00% 08/15/40	500,000	504,202
Texas Municipal Power Agency, TX Revenue (AGM Insured)
3.00% 09/01/28	275,000	268,379
Texas Water Development Board, TX Revenue
5.00% 10/15/47	5,815,000	6,425,894
Waco Independent School District, TX GO,
5.00% 08/15/39	1,000,000	1,123,071
		76,750,530
Utah - 1.5%
Alpine School District, UT GO,
4.00% 03/15/31	1,500,000	1,555,057
Central Valley Water Reclamation Facility, UT Revenue
3.00% 03/01/30 - 03/01/35	2,225,000	2,177,378
City of Salt Lake City Airport Revenue, UT Revenue
4.00% 07/01/51	2,500,000	2,298,000
5.00% 07/01/48	2,000,000	2,074,325
City of Salt Lake City Public Utilities Revenue, UT Revenue
4.00% 02/01/45	1,220,000	1,204,035
5.00% 02/01/50	3,080,000	3,279,220
Salt Lake City Corp., UT GO,
3.00% 06/15/37	1,055,000	961,036
University of Utah, UT Revenue
5.00% 08/01/42	1,685,000	1,870,650
		15,419,701
Virginia - 3.4%
Chesapeake Bay Bridge & Tunnel District, VA Revenue
5.00% 07/01/51	2,000,000	2,021,473
City of Charlottesville, VA GO,
3.00% 09/15/39 - 09/15/40	1,830,000	1,606,404
City of Richmond Public Utility Revenue, VA Revenue
4.00% 01/15/36	4,350,000	4,420,222
County of Fairfax Sewer Revenue, VA Revenue, Series A
4.00% 07/15/40	2,245,000	2,276,217
County of Fairfax, VA GO,
4.00% 10/01/35	6,645,000	6,909,002

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	57

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
University of Virginia, VA Revenue
5.00% 04/01/47	$ 6,000,000	$ 6,315,978
Virginia College Building Authority, VA Revenue
4.00% 09/01/35	1,000,000	1,034,306
Virginia Commonwealth Transportation Board, VA Revenue
4.00% 05/15/44	1,000,000	992,003
Virginia Public School Authority, VA Revenue (BAM Insured)
5.00% 08/01/43	3,475,000	3,914,081
Virginia Resources Authority, VA Revenue
4.00% 11/01/41	5,585,000	5,606,469
		35,096,155
Washington - 5.0%
City of Seattle Drainage & Wastewater Revenue, WA Revenue
4.00% 04/01/36 - 09/01/51	6,225,000	6,200,094
City of Seattle Municipal Light & Power Revenue, WA Revenue
4.00% 09/01/35 - 09/01/40	4,590,000	4,658,205
5.00% 07/01/52	3,000,000	3,275,239
City of Spokane, WA GO,
3.13% 12/01/33	1,260,000	1,233,857
City of Tacoma Electric System Revenue, WA Revenue
5.00% 01/01/46	2,000,000	2,168,466
County of King Sewer Revenue, WA Revenue
5.00% 07/01/28	1,060,000	1,078,481
County of King, WA GO,
4.00% 12/01/31 - 12/01/34	3,950,000	4,034,245
King County School District No. 410 Snoqualmie Valley, WA GO,
4.00% 12/01/36	1,000,000	1,011,507
King County School District No. 414 Lake Washington, WA GO,
4.00% 12/01/33	3,650,000	3,756,940
Port of Seattle, WA Revenue
5.00% 04/01/29 - 08/01/42	5,485,000	5,791,841
Port of Tacoma, WA GO,
5.00% 12/01/28	1,290,000	1,375,604
Spokane County School District No. 356 Central Valley, WA GO,
4.00% 12/01/31	2,605,000	2,712,485
State of Washington, WA GO,
4.00% 07/01/27 - 06/01/34	2,505,000	2,644,049
5.00% 07/01/24 - 02/01/48	10,170,000	10,954,280
Vancouver Library Capital Facilities Area, WA GO,
4.00% 12/01/27	1,000,000	1,030,155
		51,925,448
Wisconsin - 0.8%
Public Finance Authority, WI Revenue
5.00% 07/01/27	500,000	516,547
State of Wisconsin, WI GO,
4.00% 05/01/30 - 05/01/40	2,675,000	2,718,536
5.00% 05/01/33 - 05/01/38	4,575,000	4,774,129
	Principal Amount	Fair Value
Wisconsin Department of Transportation, WI Revenue
5.00% 07/01/38	$ 500,000	$ 574,758
		8,583,970
Total Municipal Bonds and Notes (Cost $1,019,446,803)		1,023,575,540
Short-Term Investments - 1.0%
State Street Institutional Treasury Plus Fund - Premier Class 5.02% (c)(d) (Cost $10,193,992)	10,193,992	10,193,992
Total Investments (Cost $1,029,640,795)		1,033,769,532
Other Assets and Liabilities, net - 0.2%		2,453,676
NET ASSETS - 100.0%		$ 1,036,223,208
Notes to Schedule of Investments – June 30, 2023 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2023.
*	Less than 0.05%.
Abbreviations:
BAM - Build America Mutual Assurance Company
NPFG - National Public Finance Guaranty Corporation

See Notes to Schedules of Investments and Notes to Financial Statements.
58	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$ —	$ 1,023,575,540	$ —	$ 1,023,575,540
Short-Term Investments	10,193,992	—	—	10,193,992
Total Investments in Securities	$ 10,193,992	$ 1,023,575,540	$ —	$ 1,033,769,532

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	15,874,392	$15,874,392	$122,851,458	$128,531,858	$—	$—	10,193,992	$10,193,992	$264,642
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	59

Elfun Income Fund
Fund Information — June 30, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $177,453 (in thousands) as of June 30, 2023 (a)(b)
Quality Ratings
as of June 30, 2023 as a % of Fair Value (a)(b)
Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	4.46%
Aa / AA	49.45%
A / A	8.61%
Baa / BBB	19.01%
Ba / BB and lower	1.71%
NR / Other	16.76%
100.00%

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
60	Elfun Income Fund

Elfun Income Fund
Understanding Your Fund’s Expenses — June 30, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2023	$1,000.00	$1,000.00
Ending Account value June 30, 2023	$1,021.50	$1,023.20
Expenses Paid During Period*	$ 1.65	$ 1.66
*	Expenses are equal to the Fund's annualized net expense ratio of 0.33% (for the period January 1, 2023 - June 30, 2023), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Income Fund	61

Elfun Income Fund
Schedule of Investments — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 98.1% †
U.S. Treasuries - 27.0%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$ 1,502,000	$ 1,097,399
3.00%, 08/15/48 (a)	2,814,000	2,374,752
3.63%, 05/15/53 (a)	742,000	713,479
3.88%, 05/15/43 (a)	1,127,000	1,099,882
U.S. Treasury Notes
0.25%, 07/31/25 (a)	3,519,400	3,201,829
0.75%, 12/31/23 - 01/31/28 (a)	16,345,000	14,813,113
1.25%, 11/30/26 (a)	673,000	606,384
1.63%, 05/15/31 (a)	3,335,000	2,834,750
2.63%, 02/15/29 (a)	1,502,000	1,391,462
2.75%, 08/15/32 (a)	1,050,500	963,177
3.50%, 04/30/28 (a)	3,996,000	3,882,676
3.88%, 12/31/27 - 11/30/29 (a)	3,134,200	3,103,540
4.25%, 10/15/25 (a)	5,202,900	5,144,774
		41,227,217
Agency Mortgage Backed - 28.2%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49	4,256,172	3,815,054
4.50%, 06/01/33 - 02/01/35	3,580	3,529
5.00%, 07/01/35	45,020	45,129
5.50%, 01/01/38 - 04/01/39	73,691	75,759
6.00%, 06/01/33 - 11/01/37	162,478	170,270
7.00%, 01/01/27 - 08/01/36	39,195	41,155
7.50%, 11/01/29 - 09/01/33	5,313	5,509
8.00%, 11/01/30	1,761	1,832
Federal National Mortgage Association
2.50%, 03/01/51	3,110,466	2,637,540
3.50%, 08/01/45 - 01/01/48	3,496,458	3,243,073
4.00%, 01/01/41 - 01/01/50	1,818,944	1,738,117
4.50%, 07/01/33 - 12/01/48	952,665	934,939
5.00%, 03/01/34 - 05/01/39	100,209	100,644
5.50%, 12/01/32 - 01/01/39	263,257	269,223
6.00%, 01/01/29 - 05/01/41	605,979	631,528
6.50%, 08/01/28 - 08/01/36	29,990	31,376
7.00%, 10/01/32 - 02/01/34	7,021	7,241
7.50%, 12/01/26 - 03/01/33	19,487	20,154
8.00%, 06/01/24 - 10/01/31	3,394	3,451
8.50%, 04/01/30	928	992
Federal National Mortgage Association 1.60% + 12 month USD LIBOR
4.97%, 04/01/37 (b)	1,612	1,585
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45	3,571,782	3,258,000
3.50%, 08/20/48	674,747	630,448
	Principal Amount	Fair Value
4.00%, 01/20/41 - 04/20/43	$ 583,533	$ 565,876
4.50%, 08/15/33 - 03/20/41	271,712	268,766
5.00%, 08/15/33	15,427	15,481
6.00%, 04/15/27 - 04/15/35	90,927	93,988
6.50%, 03/15/24 - 09/15/36	32,708	33,983
7.00%, 11/15/27 - 10/15/36	23,154	24,126
7.50%, 10/15/28	5,113	5,207
8.00%, 09/15/27 - 06/15/30	14,518	14,748
Government National Mortgage Association, TBA
2.50%, 07/20/53 (c)	3,010,193	2,604,524
4.00%, 07/20/53 (c)	595,406	562,730
Uniform Mortgage-Backed Security, TBA
2.00%, 07/13/53 (c)	5,414,054	4,411,474
2.50%, 07/13/53 (c)	6,931,253	5,873,599
3.00%, 07/13/53 (c)	1,958,196	1,722,844
3.50%, 07/13/53 (c)	2,483,779	2,262,353
4.00%, 07/13/53 (c)	3,505,175	3,288,383
4.50%, 07/13/53 (c)	3,733,973	3,589,099
		43,003,729
Agency Collateralized Mortgage Obligations - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	745,000	664,529
4.05%, 09/25/28 (a)(b)	300,000	292,609
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (d)	2,271	5
5.50%, 06/15/33 (d)	14,322	2,261
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	247	224
8.00%, 07/01/24 (d)	147	5
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (b)(d)	542,604	4,173
Federal National Mortgage Association Interest STRIPS
7.50%, 11/25/23 (d)**	50	—
Federal National Mortgage Association REMIC
1.16%, 12/25/42 (b)(d)	113,766	3,886
5.00%, 02/25/40 - 09/25/40 (d)	27,404	2,935
Federal National Mortgage Association REMIC 6.00% - 1 month USD LIBOR
0.85%, 07/25/38 (b)(d)	16,000	1,275

See Notes to Schedules of Investments and Notes to Financial Statements.
62	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Association REMIC 6.55% - 1 month USD LIBOR
1.40%, 11/25/41 (b)(d)	$ 1,611,066	$ 186,923
Federal National Mortgage Association STRIPS
0.00%, 12/25/34 (e)	15,660	12,715
4.50%, 08/25/35 - 01/25/36 (d)	26,804	3,362
5.00%, 03/25/38 - 05/25/38 (d)	17,326	2,620
5.50%, 12/25/33 (d)	5,090	878
6.00%, 01/25/35 (d)	20,125	3,429
8.00%, 07/25/24 (d)	274	9
		1,181,838
Asset Backed - 0.1%
Chase Funding Trust
4.99%, 11/25/33 (f)	57,333	56,572
Ford Credit Auto Owner Trust
0.56%, 10/15/24	42,044	41,946
		98,518
Corporate Notes - 34.3%
3M Co.
3.13%, 09/19/46 (a)	15,000	10,551
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	210,000	187,606
Abbott Laboratories
3.75%, 11/30/26 (a)	26,000	25,364
4.90%, 11/30/46 (a)	60,000	60,483
AbbVie, Inc.
2.60%, 11/21/24 (a)	101,000	96,911
3.20%, 05/14/26 - 11/21/29 (a)	136,000	125,069
4.05%, 11/21/39 (a)	42,000	36,556
4.25%, 11/21/49 (a)	64,000	55,147
4.30%, 05/14/36 (a)	44,000	40,458
4.40%, 11/06/42 (a)	30,000	26,859
4.63%, 10/01/42 (a)	5,000	4,517
4.70%, 05/14/45 (a)	11,000	10,028
4.88%, 11/14/48 (a)	8,000	7,547
Advance Auto Parts, Inc.
3.90%, 04/15/30 (a)	143,000	122,773
5.95%, 03/09/28 (a)	160,000	157,795
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	55,000	50,081
AEP Texas, Inc.
3.45%, 05/15/51 (a)	102,000	72,833
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	46,000	47,314
Aetna, Inc.
3.50%, 11/15/24 (a)	41,000	39,782
	Principal Amount	Fair Value
AIA Group Ltd.
4.95%, 04/04/33 (a)(g)	$ 200,000	$ 199,868
Aircastle Ltd.
4.25%, 06/15/26 (a)	62,000	58,417
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(g)	203,000	196,910
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	239,000	203,857
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	37,000	27,077
2.95%, 03/15/34 (a)	61,000	48,190
3.55%, 03/15/52 (a)	50,000	34,198
4.70%, 07/01/30 (a)	16,000	15,206
Allstate Corp.
4.20%, 12/15/46 (a)	53,000	43,390
Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(b)	77,000	76,042
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	44,000	32,959
4.00%, 02/04/61 (a)	16,000	11,030
4.25%, 08/09/42 (a)	4,000	3,126
4.45%, 05/06/50 (a)	22,000	16,234
4.50%, 05/02/43 (a)	16,000	12,746
Amazon.com, Inc.
1.50%, 06/03/30 (a)	26,000	21,384
2.50%, 06/03/50 (a)	30,000	19,921
2.70%, 06/03/60 (a)	25,000	16,054
2.88%, 05/12/41 (a)	54,000	41,669
3.15%, 08/22/27 (a)	11,000	10,351
3.25%, 05/12/61 (a)	41,000	29,692
4.05%, 08/22/47 (a)	12,000	10,752
4.25%, 08/22/57 (a)	6,000	5,412
Ameren Corp.
2.50%, 09/15/24 (a)	146,000	140,001
3.65%, 02/15/26 (a)	26,000	24,773
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	32,000	26,584
3.25%, 03/01/50 (a)	13,000	8,886
American International Group, Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	6,000	5,814
American Tower Corp.
1.50%, 01/31/28 (a)	99,000	83,176
2.90%, 01/15/30 (a)	36,000	31,099
3.70%, 10/15/49 (a)	21,000	15,080
3.80%, 08/15/29 (a)	43,000	39,309

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	63

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
American Water Capital Corp.
2.95%, 09/01/27 (a)	$ 32,000	$ 29,571
Amgen, Inc.
2.00%, 01/15/32 (a)	70,000	55,638
2.45%, 02/21/30 (a)	18,000	15,406
3.00%, 01/15/52 (a)	40,000	26,699
3.15%, 02/21/40 (a)	69,000	52,780
5.51%, 03/02/26 (a)	114,000	113,723
5.60%, 03/02/43 (a)	59,000	59,139
5.65%, 03/02/53 (a)	54,000	54,745
5.75%, 03/02/63 (a)	59,000	59,967
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	174,914
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	59,000	57,150
4.70%, 02/01/36 (a)	18,000	17,526
4.90%, 02/01/46 (a)	39,000	37,249
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	41,000	38,163
4.00%, 04/13/28 (a)	10,000	9,676
4.35%, 06/01/40 (a)	40,000	36,777
4.38%, 04/15/38 (a)	55,000	51,050
4.60%, 04/15/48 (a)	22,000	20,427
4.75%, 04/15/58 (a)	18,000	16,685
5.55%, 01/23/49 (a)	40,000	42,128
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	62,000	40,585
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(b)(g)	46,000	38,579
Apple, Inc.
2.65%, 02/08/51 (a)	88,000	60,766
2.80%, 02/08/61 (a)	42,000	28,372
2.95%, 09/11/49 (a)	25,000	18,606
3.35%, 02/09/27 (a)	12,000	11,513
3.45%, 02/09/45 (a)	54,000	45,439
3.85%, 08/04/46 (a)	40,000	35,150
3.95%, 08/08/52 (a)	53,000	46,688
4.85%, 05/10/53 (a)	150,000	153,673
Applied Materials, Inc.
4.35%, 04/01/47 (a)	22,000	20,590
Aptiv PLC
4.40%, 10/01/46 (a)	15,000	11,680
ArcelorMittal SA
4.55%, 03/11/26 (a)	270,000	263,574
6.80%, 11/29/32 (a)	78,000	80,123
	Principal Amount	Fair Value
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	$ 19,000	$ 17,815
Ares Capital Corp.
2.88%, 06/15/28 (a)	136,000	112,524
3.25%, 07/15/25 (a)	278,000	257,178
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	42,000	30,082
Ascension Health
4.85%, 11/15/53 (a)	54,000	52,984
Ashtead Capital, Inc.
1.50%, 08/12/26 (a)(g)	200,000	175,270
5.55%, 05/30/33 (a)(g)	245,000	239,250
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	99,000	85,793
AstraZeneca PLC
3.00%, 05/28/51 (a)	47,000	34,886
4.00%, 01/17/29 (a)	13,000	12,570
4.38%, 08/17/48 (a)	5,000	4,678
AT&T, Inc.
2.75%, 06/01/31 (a)	201,000	169,634
3.65%, 06/01/51 (a)	156,000	114,459
3.85%, 06/01/60 (a)	55,000	39,896
4.35%, 03/01/29 (a)	44,000	42,249
4.50%, 05/15/35 (a)	41,000	37,671
4.55%, 03/09/49 (a)	19,000	16,114
4.75%, 05/15/46 (a)	10,000	8,832
4.85%, 03/01/39 (a)	32,000	29,483
Athene Holding Ltd.
4.13%, 01/12/28 (a)	26,000	23,703
6.15%, 04/03/30 (a)	61,000	61,171
Avangrid, Inc.
3.15%, 12/01/24 (a)	70,000	67,245
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	89,000	79,015
Bank of America Corp.
3.25%, 10/21/27 (a)	41,000	38,197
4.18%, 11/25/27 (a)	76,000	72,224
4.25%, 10/22/26 (a)	60,000	57,908
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	125,000	106,801
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	89,000	60,401
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3 month Term SOFR)
3.37%, 01/23/26 (a)(b)	21,000	20,164

See Notes to Schedules of Investments and Notes to Financial Statements.
64	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 month Term SOFR)
3.42%, 12/20/28 (a)(b)	$ 29,000	$ 26,661
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 month Term SOFR)
3.71%, 04/24/28 (a)(b)	80,000	75,058
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT Rate thereafter)
3.85%, 03/08/37 (a)(b)	81,000	69,183
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 month Term SOFR)
3.95%, 01/23/49 (a)(b)	49,000	39,616
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 month Term SOFR)
4.24%, 04/24/38 (a)(b)	40,000	35,138
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 month Term SOFR)
4.27%, 07/23/29 (a)(b)	9,000	8,536
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3 month Term SOFR)
4.30%, 01/28/25 (a)(b)	82,000	73,272
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	173,000	171,414
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 month Term SOFR)
4.63%, 09/20/26 (a)(b)	40,000	35,351
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	5,000	5,053
BAT Capital Corp.
2.73%, 03/25/31 (a)	60,000	47,776
4.39%, 08/15/37 (a)	41,000	32,763
4.54%, 08/15/47 (a)	16,000	11,806
4.91%, 04/02/30 (a)	40,000	37,826
7.75%, 10/19/32 (a)	28,000	30,798
Baxter International, Inc.
1.92%, 02/01/27 (a)	191,000	169,717
2.54%, 02/01/32 (a)	55,000	44,554
	Principal Amount	Fair Value
3.13%, 12/01/51 (a)	$ 44,000	$ 29,117
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	10,000	6,762
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	35,000	33,269
4.67%, 06/06/47 (a)	7,000	6,418
4.69%, 12/15/44 (a)	5,000	4,551
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	13,000	11,960
3.70%, 07/15/30 (a)	52,000	47,722
3.80%, 07/15/48 (a)	16,000	12,351
4.25%, 10/15/50 (a)	46,000	37,204
6.13%, 04/01/36 (a)	6,000	6,260
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	116,000	80,794
4.25%, 01/15/49 (a)	22,000	20,027
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	115,000	110,880
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (a)	91,000	90,598
5.00%, 09/30/43 (a)	6,000	5,945
Biogen, Inc.
2.25%, 05/01/30 (a)	19,000	15,876
Block Financial LLC
2.50%, 07/15/28 (a)	57,000	48,551
3.88%, 08/15/30 (a)	17,000	14,999
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	40,000	38,377
Boeing Co.
2.20%, 02/04/26 (a)	116,000	106,522
2.70%, 02/01/27 (a)	99,000	90,496
2.95%, 02/01/30 (a)	23,000	20,011
3.25%, 03/01/28 (a)	5,000	4,555
3.55%, 03/01/38 (a)	4,000	3,130
3.75%, 02/01/50 (a)	25,000	18,773
5.04%, 05/01/27 (a)	145,000	143,348
5.15%, 05/01/30 (a)	80,000	79,239
5.81%, 05/01/50 (a)	50,000	49,729
Boston Properties LP
3.40%, 06/21/29 (a)	96,000	80,842
Boston Scientific Corp.
4.70%, 03/01/49 (a)	6,000	5,640
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	47,000	32,805
3.38%, 02/08/61 (a)	67,000	47,697
4.81%, 02/13/33 (a)	83,000	81,865
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 06/22/25 (a)(b)	87,000	83,606

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	65

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 03/22/30 (a)(b)	$ 61,000	$ 55,488
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	48,000	38,556
2.35%, 11/13/40 (a)	24,000	16,858
2.95%, 03/15/32 (a)	64,000	56,529
3.20%, 06/15/26 (a)	23,000	22,018
3.40%, 07/26/29 (a)	14,000	12,990
3.55%, 03/15/42 (a)	28,000	23,189
4.13%, 06/15/39 (a)	34,000	31,014
4.25%, 10/26/49 (a)	34,000	30,182
4.35%, 11/15/47 (a)	2,000	1,813
4.55%, 02/20/48 (a)	6,000	5,594
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	80,000	67,434
3.90%, 03/15/27 (a)	17,000	15,638
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	24,000	18,396
3.19%, 11/15/36 (a)(g)	4,000	3,023
3.42%, 04/15/33 (a)(g)	169,000	141,483
3.47%, 04/15/34 (a)(g)	6,000	4,918
4.15%, 11/15/30 (a)	26,000	23,893
4.30%, 11/15/32 (a)	40,000	36,650
4.93%, 05/15/37 (a)(g)	32,000	28,893
Brooklyn Union Gas Co.
4.87%, 08/05/32 (a)(g)	182,000	170,925
Brown-Forman Corp.
4.00%, 04/15/38 (a)	6,000	5,299
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	6,000	5,671
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	37,000	32,236
4.55%, 09/01/44 (a)	53,000	48,731
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	5,000	4,171
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	27,000	25,506
4.95%, 06/01/47 (a)	21,000	18,782
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	82,000	73,728
3.10%, 12/02/51 (a)	26,000	18,456
3.50%, 05/01/50 (a)	30,000	23,133
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	140,000	136,921
Capital One Financial Corp.
3.75%, 07/28/26 (a)	68,000	63,333
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	16,000	15,597
	Principal Amount	Fair Value
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	$ 89,000	$ 70,256
Carrier Global Corp.
2.72%, 02/15/30 (a)	39,000	33,611
3.58%, 04/05/50 (a)	30,000	22,164
Caterpillar, Inc.
3.25%, 09/19/49 - 04/09/50 (a)	61,000	48,002
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	41,000	33,103
3.75%, 02/15/52 (a)	47,000	33,367
Centene Corp.
3.00%, 10/15/30 (a)	40,000	33,355
3.38%, 02/15/30 (a)	178,000	153,055
4.25%, 12/15/27 (a)	222,000	207,730
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	73,000	60,994
Charles Schwab Corp.
2.45%, 03/03/27 (a)	493,000	442,758
2.90%, 03/03/32 (a)	36,000	29,731
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT rate thereafter)
4.00%, 12/01/30 (a)(b)	100,000	73,278
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	434,000	435,849
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	54,000	36,479
3.70%, 04/01/51 (a)	180,000	114,230
4.80%, 03/01/50 (a)	81,000	60,953
5.05%, 03/30/29 (a)	20,000	19,070
5.75%, 04/01/48 (a)	22,000	18,819
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	115,000	114,549
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	156,000	143,264
Chevron Corp.
2.24%, 05/11/30 (a)	18,000	15,691
3.08%, 05/11/50 (a)	20,000	14,910
Chevron USA, Inc.
3.85%, 01/15/28 (a)	74,000	72,225
3.90%, 11/15/24 (a)	21,000	20,637
Choice Hotels International, Inc.
3.70%, 01/15/31 (a)	42,000	35,494
Chubb INA Holdings, Inc.
4.35%, 11/03/45 (a)	28,000	25,352

See Notes to Schedules of Investments and Notes to Financial Statements.
66	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	$ 45,000	$ 37,189
Cigna Group
2.40%, 03/15/30 (a)	42,000	35,683
3.25%, 04/15/25 (a)	39,000	37,397
3.40%, 03/01/27 - 03/15/50 (a)	39,000	34,205
3.88%, 10/15/47 (a)	7,000	5,552
4.13%, 11/15/25 (a)	59,000	57,455
4.38%, 10/15/28 (a)	15,000	14,511
4.80%, 08/15/38 (a)	13,000	12,271
4.90%, 12/15/48 (a)	5,000	4,650
Cisco Systems, Inc.
5.90%, 02/15/39 (a)	19,000	21,026
Citigroup, Inc.
4.45%, 09/29/27 (a)	10,000	9,549
4.65%, 07/23/48 (a)	82,000	74,311
6.17%, 05/25/34 (a)(b)	77,000	77,536
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	61,000	49,806
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	29,000	25,183
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 month Term SOFR)
3.88%, 01/24/39 (a)(b)	18,000	15,070
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(b)	94,000	80,876
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	112,000	105,678
Clorox Co.
1.80%, 05/15/30 (a)	55,000	45,044
CME Group, Inc.
2.65%, 03/15/32 (a)	44,000	37,404
CMS Energy Corp.
4.88%, 03/01/44 (a)	74,000	67,324
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	91,000	91,000
Coca-Cola Co.
2.60%, 06/01/50 (a)	41,000	28,736
2.75%, 06/01/60 (a)	30,000	20,694
Comcast Corp.
2.65%, 08/15/62 (a)	29,000	17,250
2.80%, 01/15/51 (a)	34,000	22,484
2.89%, 11/01/51 (a)	30,000	20,122
2.94%, 11/01/56 (a)	43,000	28,011
2.99%, 11/01/63 (a)	30,000	19,008
	Principal Amount	Fair Value
3.20%, 07/15/36 (a)	$ 37,000	$ 30,404
3.25%, 11/01/39 (a)	49,000	38,876
3.97%, 11/01/47 (a)	44,000	36,548
4.15%, 10/15/28 (a)	34,000	32,945
CommonSpirit Health
4.35%, 11/01/42	130,000	111,422
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	15,000	14,413
5.40%, 11/01/48 (a)	7,000	6,672
ConocoPhillips Co.
4.30%, 11/15/44 (a)	36,000	31,760
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	41,000	37,408
3.35%, 04/01/30 (a)	18,000	16,388
3.88%, 06/15/47 (a)	20,000	15,707
3.95%, 04/01/50 (a)	16,000	13,047
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	81,000	73,132
3.70%, 12/06/26 (a)	36,000	34,302
4.50%, 05/09/47 (a)	28,000	24,179
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	64,000	49,265
3.80%, 06/01/24 (a)	290,000	284,194
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	191,000	166,336
Corning, Inc.
4.38%, 11/15/57 (a)	18,000	14,636
Corporate Office Properties LP
2.00%, 01/15/29 (a)	68,000	51,956
2.25%, 03/15/26 (a)	54,000	47,660
2.75%, 04/15/31 (a)	33,000	25,096
Crown Castle, Inc.
2.90%, 03/15/27 (a)	135,000	123,582
3.30%, 07/01/30 (a)	112,000	99,172
4.15%, 07/01/50 (a)	25,000	19,833
5.20%, 02/15/49 (a)	26,000	24,039
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	94,000	89,170
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	63,000	56,170
CubeSmart LP
2.50%, 02/15/32 (a)	76,000	60,360
4.38%, 02/15/29 (a)	53,000	49,774
Cummins, Inc.
1.50%, 09/01/30 (a)	41,000	33,207
2.60%, 09/01/50 (a)	41,000	26,444
CVS Health Corp.
3.00%, 08/15/26 (a)	51,000	47,811
3.25%, 08/15/29 (a)	40,000	35,900
3.63%, 04/01/27 (a)	49,000	46,499

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	67

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
3.75%, 04/01/30 (a)	$ 35,000	$ 32,101
3.88%, 07/20/25 (a)	24,000	23,337
4.25%, 04/01/50 (a)	23,000	19,024
4.30%, 03/25/28 (a)	4,000	3,857
4.78%, 03/25/38 (a)	26,000	23,968
5.00%, 12/01/24 (a)	59,000	58,251
5.13%, 07/20/45 (a)	27,000	24,950
5.30%, 06/01/33 - 12/05/43 (a)	166,000	163,568
5.88%, 06/01/53 (a)	40,000	41,092
6.00%, 06/01/63 (a)	20,000	20,558
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(g)	155,000	134,211
2.50%, 12/14/31 (a)(g)	155,000	125,958
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	66,000	64,894
6.02%, 06/15/26 (a)	7,000	7,100
8.35%, 07/15/46 (a)	2,000	2,449
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% +SOFR thereafter)
2.31%, 11/16/27 (a)(b)	320,000	275,264
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	191,000	144,522
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	41,000	36,093
3.25%, 11/15/39 (a)	22,000	17,924
3.40%, 11/15/49 (a)	8,000	6,266
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	54,000	46,235
3.25%, 12/01/26 (a)	34,000	31,973
3.50%, 12/01/29 (a)	28,000	25,237
4.40%, 03/24/51 (a)	20,000	15,860
Digital Realty Trust LP
3.60%, 07/01/29 (a)	64,000	56,960
Discovery Communications LLC
3.95%, 03/20/28 (a)	23,000	21,412
4.95%, 05/15/42 (a)	5,000	3,944
5.00%, 09/20/37 (a)	6,000	5,129
Dollar General Corp.
3.50%, 04/03/30 (a)	24,000	21,496
4.13%, 04/03/50 (a)	35,000	27,422
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	41,000	39,724
Dominion Energy, Inc.
3.07%, 08/15/24 (a)(f)	60,000	57,969
3.38%, 04/01/30 (a)	69,000	61,763
Dover Corp.
2.95%, 11/04/29 (a)	41,000	36,044
Dow Chemical Co.
2.10%, 11/15/30 (a)	30,000	24,788
	Principal Amount	Fair Value
3.60%, 11/15/50 (a)	$ 30,000	$ 22,338
4.25%, 10/01/34 (a)	18,000	16,389
5.55%, 11/30/48 (a)	19,000	18,481
6.30%, 03/15/33 (a)	72,000	77,372
DTE Energy Co.
2.85%, 10/01/26 (a)	20,000	18,424
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	24,000	19,574
Duke Energy Corp.
2.55%, 06/15/31 (a)	104,000	86,100
3.30%, 06/15/41 (a)	93,000	68,642
3.50%, 06/15/51 (a)	79,000	57,288
3.75%, 09/01/46 (a)	134,000	101,786
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 09/16/24 (a)(b)	130,000	125,000
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	30,000	24,953
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	6,000	5,929
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	58,000	52,030
Eastman Chemical Co.
4.65%, 10/15/44 (a)	40,000	33,682
Eaton Corp.
3.10%, 09/15/27 (a)	19,000	17,823
Edison International
4.95%, 04/15/25 (a)	111,000	108,991
5.75%, 06/15/27 (a)	15,000	15,031
EIDP, Inc.
2.30%, 07/15/30 (a)	28,000	23,418
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	49,000	39,620
Elevance Health, Inc.
2.88%, 09/15/29 (a)	21,000	18,523
3.60%, 03/15/51 (a)	22,000	16,840
3.70%, 09/15/49 (a)	21,000	16,272
5.13%, 02/15/53 (a)	17,000	16,452
6.10%, 10/15/52 (a)	32,000	35,062
Eli Lilly & Co.
4.95%, 02/27/63 (a)	18,000	18,360
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	102,000	81,675
Emerson Electric Co.
1.80%, 10/15/27 (a)	26,000	23,050
2.75%, 10/15/50 (a)	26,000	17,316
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	4,000	3,775
Enbridge, Inc.
1.60%, 10/04/26 (a)	169,000	150,618

See Notes to Schedules of Investments and Notes to Financial Statements.
68	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(b)	$ 103,000	$ 93,228
Energy Transfer LP
4.50%, 04/15/24 (a)	37,000	36,549
4.95%, 06/15/28 (a)	17,000	16,530
5.30%, 04/01/44 - 04/15/47 (a)	67,000	58,131
5.35%, 05/15/45 (a)	54,000	47,172
5.75%, 02/15/33 (a)	36,000	36,229
6.13%, 12/15/45 (a)	6,000	5,715
6.50%, 02/01/42 (a)	33,000	33,364
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 05/15/25 (a)(b)	285,000	256,195
Energy Transfer LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	25,000	24,888
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	49,000	41,540
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 month Term SOFR)
5.25%, 08/16/77 (a)(b)	16,000	13,995
EOG Resources, Inc.
4.15%, 01/15/26 (a)	3,000	2,938
4.95%, 04/15/50 (a)	19,000	18,763
5.10%, 01/15/36 (a)	11,000	10,596
Equinix, Inc.
1.25%, 07/15/25 (a)	76,000	69,402
2.15%, 07/15/30 (a)	57,000	46,124
Equinor ASA
3.25%, 11/18/49 (a)	50,000	37,544
ERP Operating LP
4.50%, 07/01/44 (a)	18,000	15,755
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	28,000	24,202
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	23,000	15,223
Eversource Energy
3.45%, 01/15/50 (a)	45,000	33,060
Exelon Corp.
4.05%, 04/15/30 (a)	69,000	64,676
4.45%, 04/15/46 (a)	46,000	39,184
4.70%, 04/15/50 (a)	46,000	40,733
Extra Space Storage LP
3.90%, 04/01/29 (a)	36,000	32,796
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	64,000	56,216
	Principal Amount	Fair Value
3.45%, 04/15/51 (a)	$ 64,000	$ 49,946
FedEx Corp.
4.10%, 02/01/45 (a)	79,000	63,819
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	62,000	36,190
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	50,000	44,630
1.65%, 03/01/28 (a)	45,000	38,041
3.10%, 03/01/41 (a)	7,000	4,822
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	76,000	63,142
Fiserv, Inc.
3.50%, 07/01/29 (a)	15,000	13,727
4.40%, 07/01/49 (a)	15,000	12,618
Florida Power & Light Co.
2.85%, 04/01/25 (a)	121,000	116,348
4.13%, 02/01/42 (a)	32,000	28,081
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	47,000	38,428
Flowserve Corp.
2.80%, 01/15/32 (a)	63,000	50,189
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	69,000	63,594
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	74,000	65,640
General Dynamics Corp.
4.25%, 04/01/50 (a)	28,000	25,673
General Mills, Inc.
3.00%, 02/01/51 (a)	26,000	18,400
General Motors Co.
5.20%, 04/01/45 (a)	4,000	3,411
5.40%, 04/01/48 (a)	8,000	6,901
6.13%, 10/01/25 (a)	77,000	77,502
6.80%, 10/01/27 (a)	30,000	31,159
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	92,000	82,186
2.35%, 01/08/31 (a)	40,000	31,398
5.25%, 03/01/26 (a)	30,000	29,533
5.85%, 04/06/30 (a)	255,000	252,784
Genuine Parts Co.
2.75%, 02/01/32 (a)	41,000	33,673
George Washington University
4.13%, 09/15/48	100,000	86,251
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	104,000	95,476
3.60%, 03/01/25 (a)(g)	169,000	163,124
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	32,000	23,179
2.95%, 03/01/27 (a)	6,000	5,634
3.50%, 02/01/25 (a)	19,000	18,423
3.65%, 03/01/26 (a)	19,000	18,290

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	69

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
4.15%, 03/01/47 (a)	$ 18,000	$ 15,630
4.60%, 09/01/35 (a)	44,000	42,471
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	52,000	48,284
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	53,000	51,542
Glencore Funding LLC
3.88%, 04/27/51 (a)(g)	51,000	37,843
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	175,000	166,621
4.25%, 10/21/25 (a)	3,000	2,892
5.15%, 05/22/45 (a)	19,000	17,702
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	75,000	65,959
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	41,000	32,794
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	31,000	21,866
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	49,000	36,198
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	77,000	58,485
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 month Term SOFR)
3.81%, 04/23/29 (a)(b)	19,000	17,656
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 month Term SOFR)
4.02%, 10/31/38 (a)(b)	22,000	18,623
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 month Term SOFR)
4.22%, 05/01/29 (a)(b)	35,000	33,066
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	61,000	54,447
	Principal Amount	Fair Value
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(g)	$ 144,000	$ 142,841
2.60%, 10/15/25 (a)(g)	95,000	87,219
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	234,040
3.63%, 03/24/32 (a)	250,000	224,202
Halliburton Co.
3.80%, 11/15/25 (a)	2,000	1,932
5.00%, 11/15/45 (a)	17,000	15,387
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	86,000	74,271
Hartford Financial Services Group, Inc. (7.45% fixed rate until 07/31/23; 2.13% + 3 month USD LIBOR thereafter)
7.45%, 02/12/67 (a)(b)(g)	54,000	45,139
HCA, Inc.
3.13%, 03/15/27 (a)(g)	133,000	122,137
3.50%, 09/01/30 (a)	45,000	39,418
3.63%, 03/15/32 (a)(g)	40,000	34,731
4.63%, 03/15/52 (a)(g)	45,000	36,951
5.38%, 02/01/25 (a)	341,000	338,071
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	56,000	46,261
3.20%, 06/01/50 (a)(g)	20,000	14,153
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	30,000	23,026
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	31,000	25,011
Hess Corp.
5.60%, 02/15/41	5,000	4,783
5.80%, 04/01/47 (a)	4,000	3,889
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	6,000	6,247
Highwoods Realty LP
4.13%, 03/15/28 (a)	21,000	18,398
4.20%, 04/15/29 (a)	55,000	46,688
Home Depot, Inc.
2.70%, 04/15/30 (a)	22,000	19,548
3.35%, 04/15/50 (a)	40,000	30,535
3.50%, 09/15/56 (a)	25,000	19,257
3.90%, 12/06/28 - 06/15/47 (a)	34,000	31,020
4.50%, 12/06/48 (a)	15,000	13,909
4.95%, 09/15/52 (a)	25,000	24,814
Honeywell International, Inc.
1.75%, 09/01/31 (a)	61,000	48,943
2.70%, 08/15/29 (a)	3,000	2,671
Hormel Foods Corp.
1.80%, 06/11/30 (a)	81,000	67,667

See Notes to Schedules of Investments and Notes to Financial Statements.
70	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% +SOFR thereafter)
2.01%, 09/22/28 (a)(b)	$ 330,000	$ 282,688
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)
2.25%, 11/22/27 (a)(b)	200,000	177,452
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	200,000	161,574
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3 month Term SOFR)
4.29%, 09/12/26 (a)(b)	423,000	406,757
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 year US ISDA thereafter)
6.00%, 05/22/27 (a)(b)	465,000	412,581
Humana, Inc.
1.35%, 02/03/27 (a)	99,000	86,165
2.15%, 02/03/32 (a)	52,000	41,030
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	80,000	64,121
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	77,000	64,774
Huntsman International LLC
4.50%, 05/01/29 (a)	79,000	72,332
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	155,000	138,657
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(g)	264,000	255,074
3.50%, 07/26/26 (a)(g)	200,000	185,632
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	47,000	32,870
ING Groep NV (6.10% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
6.10%, 04/01/27 (a)(b)	470,000	462,593
Ingredion, Inc.
3.90%, 06/01/50 (a)	18,000	13,373
Intel Corp.
2.00%, 08/12/31 (a)	62,000	50,557
2.80%, 08/12/41 (a)	71,000	50,628
3.10%, 02/15/60 (a)	26,000	16,641
5.63%, 02/10/43 (a)	77,000	78,251
5.70%, 02/10/53 (a)	55,000	56,025
5.90%, 02/10/63 (a)	44,000	45,377
Intercontinental Exchange, Inc.
2.65%, 09/15/40 (a)	19,000	13,513
	Principal Amount	Fair Value
International Business Machines Corp.
3.45%, 02/19/26 (a)	$ 254,000	$ 243,370
4.15%, 05/15/39 (a)	150,000	131,551
4.25%, 05/15/49 (a)	150,000	127,839
International Paper Co.
4.40%, 08/15/47 (a)	28,000	23,568
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	169,000	160,041
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	116,000	99,760
JAB Holdings BV
2.20%, 11/23/30 (a)(g)	250,000	196,620
Jabil, Inc.
4.25%, 05/15/27 (a)	163,000	155,409
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	191,000	187,438
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/28 (a)(g)	118,000	113,215
5.75%, 04/01/33 (a)(g)	40,000	37,671
John Deere Capital Corp.
2.45%, 01/09/30 (a)	101,000	88,682
3.90%, 06/07/32 (a)	32,000	30,220
Johnson & Johnson
3.63%, 03/03/37 (a)	20,000	17,998
Johnson Controls International PLC
4.50%, 02/15/47 (a)	6,000	5,240
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	113,000	101,505
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 month Term SOFR)
2.96%, 05/13/31 (a)(b)	66,000	56,476
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	54,000	40,753
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 month Term SOFR)
3.88%, 07/24/38 (a)(b)	23,000	19,845
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 month Term SOFR)
3.90%, 01/23/49 (a)(b)	124,000	100,208

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	71

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3 month Term SOFR)
3.96%, 01/29/27 (a)(b)	$ 68,000	$ 65,455
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 month Term SOFR)
4.01%, 04/23/29 (a)(b)	26,000	24,512
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 month Term SOFR)
4.03%, 07/24/48 (a)(b)	16,000	13,302
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 month Term SOFR)
4.49%, 03/24/31 (a)(b)	99,000	95,095
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3 month Term SOFR)
4.60%, 02/01/25 (a)(b)	118,000	110,136
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	63,000	44,174
3.27%, 11/01/49 (a)	154,000	114,519
Kenvue, Inc.
4.90%, 03/22/33 (a)(g)	428,000	432,776
5.05%, 03/22/53 (a)(g)	110,000	112,135
5.20%, 03/22/63 (a)(g)	32,000	32,754
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	46,000	41,262
3.80%, 05/01/50 (a)	33,000	26,047
KeyBank NA (5.41% fixed rate until 07/31/23; 0.32% + SOFR thereafter)
5.41%, 06/14/24 (a)(b)	300,000	291,303
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	5,000	4,153
5.00%, 03/01/43 (a)	18,000	15,520
6.38%, 03/01/41 (a)	18,000	18,074
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	189,000	167,441
5.05%, 02/15/46 (a)	17,000	14,548
5.20%, 06/01/33 (a)	40,000	38,743
KLA Corp.
3.30%, 03/01/50 (a)	41,000	30,870
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	61,000	57,866
Kroger Co.
2.20%, 05/01/30 (a)	35,000	28,967
4.65%, 01/15/48 (a)	10,000	8,796
	Principal Amount	Fair Value
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	$ 76,000	$ 66,009
2.70%, 10/15/28 (a)	155,000	126,144
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	29,000	27,654
Lear Corp.
4.25%, 05/15/29 (a)	26,000	24,403
Leidos, Inc.
3.63%, 05/15/25 (a)	32,000	30,685
4.38%, 05/15/30 (a)	143,000	131,740
5.75%, 03/15/33 (a)	72,000	71,647
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	18,000	12,713
Life Storage LP
2.20%, 10/15/30 (a)	55,000	43,908
Lincoln National Corp.
4.35%, 03/01/48 (a)	62,000	44,767
Lincoln National Corp. (9.25% fixed rate until 12/01/27; 5.32% + 5 year CMT Rate thereafter)
9.25%, 12/01/27 (a)(b)	77,000	81,397
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	6,000	5,825
4.50%, 05/15/36 (a)	37,000	35,714
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	25,000	21,147
1.70%, 09/15/28 - 10/15/30 (a)	83,000	69,697
3.00%, 10/15/50 (a)	39,000	25,550
3.70%, 04/15/46 (a)	6,000	4,581
4.05%, 05/03/47 (a)	29,000	23,313
5.63%, 04/15/53 (a)	58,000	57,912
LYB International Finance III LLC
1.25%, 10/01/25 (a)	28,000	25,332
3.63%, 04/01/51 (a)	40,000	27,758
3.80%, 10/01/60 (a)	17,000	11,476
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% +SOFR thereafter)
5.05%, 01/27/34 (a)(b)	262,000	239,046
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	41,000	27,494
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	26,000	20,603
3.25%, 11/15/25 (a)	286,000	270,364
McDonald's Corp.
3.60%, 07/01/30 (a)	61,000	56,757
3.63%, 09/01/49 (a)	13,000	10,258
4.88%, 12/09/45 (a)	17,000	16,250
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	261,000	255,814

See Notes to Schedules of Investments and Notes to Financial Statements.
72	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Medtronic, Inc.
4.63%, 03/15/45 (a)	$ 6,000	$ 5,830
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	80,000	67,852
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(g)	245,000	245,088
Merck & Co., Inc.
1.90%, 12/10/28 (a)	121,000	105,692
2.45%, 06/24/50 (a)	58,000	37,988
2.75%, 12/10/51 (a)	38,000	26,224
2.90%, 12/10/61 (a)	19,000	12,624
4.00%, 03/07/49 (a)	12,000	10,609
4.50%, 05/17/33 (a)	156,000	154,824
5.00%, 05/17/53 (a)	44,000	44,550
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	118,000	109,597
4.45%, 08/15/52 (a)	77,000	67,054
MetLife, Inc.
4.72%, 12/15/44 (a)	26,000	23,112
Microchip Technology, Inc.
2.67%, 09/01/23 (a)	281,000	279,491
Micron Technology, Inc.
3.37%, 11/01/41 (a)	52,000	36,272
3.48%, 11/01/51 (a)	71,000	47,310
Microsoft Corp.
2.40%, 08/08/26 (a)	28,000	26,278
2.68%, 06/01/60 (a)	10,000	6,698
2.92%, 03/17/52 (a)	76,000	56,482
3.45%, 08/08/36 (a)	6,000	5,470
3.50%, 02/12/35 (a)	24,000	22,459
Mid-America Apartments LP
2.88%, 09/15/51 (a)	61,000	39,580
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	489,000	447,792
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	10,000	8,239
Morgan Stanley
3.70%, 10/23/24 (a)	18,000	17,573
3.97%, 07/22/38 (a)(b)	26,000	22,056
4.35%, 09/08/26 (a)	81,000	78,234
4.38%, 01/22/47 (a)	25,000	22,332
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	62,000	54,938
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	242,000	183,170
	Principal Amount	Fair Value
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	$ 120,000	$ 78,818
MPLX LP
2.65%, 08/15/30 (a)	47,000	39,366
5.20%, 12/01/47 (a)	10,000	8,760
Mylan, Inc.
5.20%, 04/15/48 (a)	18,000	14,003
Nasdaq, Inc.
5.95%, 08/15/53 (a)	30,000	30,704
6.10%, 06/28/63 (a)	40,000	40,931
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 year CMT Rate thereafter)
3.35%, 01/12/37 (a)(b)(g)	254,000	200,386
NewMarket Corp.
2.70%, 03/18/31 (a)	40,000	32,730
Newmont Corp.
4.88%, 03/15/42 (a)	26,000	24,159
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	41,000	38,138
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	80,000	66,006
NIKE, Inc.
3.38%, 03/27/50 (a)	16,000	12,960
NiSource, Inc.
3.60%, 05/01/30 (a)	48,000	43,240
3.95%, 03/30/48 (a)	8,000	6,420
5.25%, 03/30/28 (a)	302,000	302,302
NNN REIT, Inc.
4.00%, 11/15/25 (a)	35,000	33,316
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	26,000	21,313
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	100,000	71,531
NOV, Inc.
3.60%, 12/01/29 (a)	61,000	54,396
Novant Health, Inc.
3.32%, 11/01/61 (a)	48,000	33,195
Novartis Capital Corp.
2.20%, 08/14/30 (a)	69,000	59,726
3.00%, 11/20/25 (a)	6,000	5,741
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	230,000	223,910
NVIDIA Corp.
3.50%, 04/01/50 (a)	28,000	22,744

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	73

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/51 (a)	$ 100,000	$ 66,938
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	133,000	135,036
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	40,000	35,602
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	8,000	6,432
ONEOK, Inc.
4.35%, 03/15/29 (a)	37,000	34,428
6.10%, 11/15/32 (a)	55,000	55,948
Oracle Corp.
2.30%, 03/25/28 (a)	26,000	22,937
2.65%, 07/15/26 (a)	40,000	37,037
2.88%, 03/25/31 (a)	41,000	34,943
2.95%, 04/01/30 (a)	61,000	53,251
3.60%, 04/01/50 (a)	40,000	28,562
3.65%, 03/25/41 (a)	43,000	33,121
3.80%, 11/15/37 (a)	5,000	4,089
3.95%, 03/25/51 (a)	24,000	18,121
4.00%, 07/15/46 - 11/15/47 (a)	51,000	39,251
4.10%, 03/25/61 (a)	53,000	39,000
5.55%, 02/06/53 (a)	36,000	34,880
6.15%, 11/09/29 (a)	135,000	140,628
6.90%, 11/09/52 (a)	36,000	40,341
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	71,000	66,944
2.57%, 02/15/30 (a)	25,000	21,559
3.36%, 02/15/50 (a)	26,000	19,033
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	40,000	34,306
2.50%, 02/01/31 (a)	69,000	54,128
3.00%, 06/15/28 (a)	65,000	56,297
3.30%, 08/01/40 (a)	69,000	46,568
3.50%, 08/01/50 (a)	28,000	17,858
4.30%, 03/15/45 (a)	46,000	32,792
PacifiCorp
2.70%, 09/15/30 (a)	42,000	34,990
2.90%, 06/15/52 (a)	88,000	54,922
6.25%, 10/15/37 (a)	2,000	1,999
Packaging Corp. of America
3.05%, 10/01/51 (a)	54,000	35,763
Paramount Global
2.90%, 01/15/27 (a)	17,000	15,292
3.70%, 06/01/28 (a)	16,000	14,240
5.25%, 04/01/44 (a)	4,000	3,039
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	35,000	31,849
4.50%, 09/15/29 (a)	60,000	58,341
	Principal Amount	Fair Value
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	$ 53,000	$ 49,285
3.25%, 06/01/50 (a)	28,000	20,264
PepsiCo, Inc.
1.63%, 05/01/30 (a)	39,000	32,469
2.63%, 07/29/29 (a)	53,000	47,755
2.75%, 10/21/51 (a)	93,000	66,816
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	239,000	235,073
4.75%, 05/19/33 (a)	142,000	141,524
5.30%, 05/19/53 (a)	28,000	29,155
5.34%, 05/19/63 (a)	88,000	89,057
Pfizer, Inc.
2.70%, 05/28/50 (a)	84,000	59,145
3.90%, 03/15/39 (a)	23,000	20,592
4.13%, 12/15/46 (a)	19,000	17,081
4.40%, 05/15/44 (a)	5,000	4,745
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	45,000	42,090
2.10%, 05/01/30 (a)	18,000	14,900
3.38%, 08/15/29 (a)	27,000	24,387
4.13%, 03/04/43 (a)	14,000	11,432
5.13%, 02/15/30 (a)	233,000	230,449
5.38%, 02/15/33 (a)	77,000	76,862
5.63%, 11/17/29 (a)	60,000	61,135
Phillips 66 Co.
2.15%, 12/15/30 (a)	223,000	182,022
3.15%, 12/15/29 (a)	110,000	96,017
3.30%, 03/15/52 (a)	66,000	45,391
3.75%, 03/01/28 (a)	6,000	5,625
4.68%, 02/15/45 (a)	24,000	20,499
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	77,000	74,907
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	62,000	55,895
2.15%, 01/15/31 (a)	35,000	28,661
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	47,000	41,390
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	50,000	47,230
Precision Castparts Corp.
4.38%, 06/15/45 (a)	25,000	22,347
Progressive Corp.
3.00%, 03/15/32 (a)	78,000	68,166
3.70%, 03/15/52 (a)	20,000	15,760
Prologis LP
3.05%, 03/01/50 (a)	17,000	11,730
3.25%, 06/30/26 (a)	16,000	15,165
Prospect Capital Corp.
3.36%, 11/15/26 (a)	74,000	62,328

See Notes to Schedules of Investments and Notes to Financial Statements.
74	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	$ 41,000	$ 32,664
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	37,000	35,547
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	41,000	38,889
PVH Corp.
4.63%, 07/10/25 (a)	115,000	111,112
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	5,000	4,527
4.50%, 05/20/52 (a)	77,000	70,072
Quanta Services, Inc.
2.35%, 01/15/32 (a)	67,000	52,737
3.05%, 10/01/41 (a)	74,000	51,360
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	16,000	14,075
Raytheon Technologies Corp.
1.90%, 09/01/31 (a)	76,000	60,735
2.82%, 09/01/51 (a)	52,000	34,920
3.13%, 05/04/27 (a)	61,000	57,092
3.50%, 03/15/27 (a)	20,000	19,021
3.95%, 08/16/25 (a)	18,000	17,635
4.15%, 05/15/45 (a)	22,000	18,757
4.45%, 11/16/38 (a)	18,000	16,600
Realty Income Corp.
2.85%, 12/15/32 (a)	37,000	30,160
3.00%, 01/15/27 (a)	7,000	6,467
3.25%, 01/15/31 (a)	39,000	34,102
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	81,000	64,560
Regions Financial Corp.
1.80%, 08/12/28 (a)	156,000	127,031
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	145,000	142,016
Republic Services, Inc.
2.38%, 03/15/33 (a)	108,000	87,947
5.00%, 04/01/34 (a)	73,000	72,768
Reynolds American, Inc.
4.45%, 06/12/25 (a)	4,000	3,889
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	100,000	68,367
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	14,000	12,299
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	21,000	13,720
4.20%, 03/01/49 (a)	27,000	24,151
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	6,000	5,312
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	41,000	36,280
	Principal Amount	Fair Value
Ross Stores, Inc.
4.70%, 04/15/27 (a)	$ 12,000	$ 11,696
Royalty Pharma PLC
0.75%, 09/02/23 (a)	53,000	52,495
1.20%, 09/02/25 (a)	70,000	63,215
1.75%, 09/02/27 (a)	34,000	29,271
2.20%, 09/02/30 (a)	11,000	8,849
3.30%, 09/02/40 (a)	5,000	3,560
RPM International, Inc.
3.75%, 03/15/27 (a)	16,000	15,019
Ryder System, Inc.
2.90%, 12/01/26 (a)	107,000	97,921
Salesforce, Inc.
1.95%, 07/15/31 (a)	50,000	41,277
2.70%, 07/15/41 (a)	66,000	48,356
Saudi Arabian Oil Co.
3.50%, 04/16/29 (a)(g)	254,000	234,297
4.38%, 04/16/49 (a)(g)	254,000	216,797
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	31,000	29,204
Schlumberger Investment SA
4.85%, 05/15/33 (a)	164,000	161,663
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	278,000	242,010
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	15,000	13,833
Sempra Energy
3.80%, 02/01/38 (a)	8,000	6,628
4.00%, 02/01/48 (a)	14,000	10,888
Sempra Energy (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT Rate thereafter)
4.13%, 04/01/52 (a)(b)	111,000	89,869
Shell International Finance BV
3.13%, 11/07/49 (a)	39,000	28,406
3.75%, 09/12/46 (a)	13,000	10,612
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	4,000	3,972
3.20%, 09/23/26 (a)	6,000	5,631
Simon Property Group LP
3.38%, 06/15/27 (a)	22,000	20,450
Sonoco Products Co.
2.85%, 02/01/32 (a)	76,000	63,316
Southern California Edison Co.
4.00%, 04/01/47 (a)	83,000	66,149
4.20%, 03/01/29 (a)	60,000	57,045
Southern Co.
3.25%, 07/01/26 (a)	8,000	7,532
3.70%, 04/30/30 (a)	88,000	80,817

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	75

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (a)	$ 45,000	$ 34,726
4.40%, 05/30/47 (a)	5,000	4,154
Southwest Airlines Co.
2.63%, 02/10/30 (a)	61,000	51,951
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	30,000	27,609
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	6,000	5,638
4.50%, 03/15/45 (a)	5,000	4,117
Stanley Black & Decker, Inc.
3.00%, 05/15/32 (a)	87,000	73,949
Starbucks Corp.
4.00%, 11/15/28 (a)	16,000	15,358
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	198,000	165,312
Stryker Corp.
1.95%, 06/15/30 (a)	93,000	77,736
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (a)(g)	466,000	459,224
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	484,000	424,763
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	6,000	4,643
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT Rate thereafter)
1.42%, 06/11/27 (a)(b)(g)	250,000	219,215
Sysco Corp.
3.25%, 07/15/27 (a)	18,000	16,821
5.95%, 04/01/30 (a)	6,000	6,276
6.60%, 04/01/50 (a)	7,000	7,981
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	166,284
3.18%, 07/09/50 (a)	200,000	140,704
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	187,000	177,156
4.00%, 04/14/32 (a)	40,000	36,647
Tampa Electric Co.
2.40%, 03/15/31 (a)	87,000	71,309
3.45%, 03/15/51 (a)	54,000	38,745
4.35%, 05/15/44 (a)	58,000	48,903
Tapestry, Inc.
4.13%, 07/15/27 (a)	5,000	4,698
	Principal Amount	Fair Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	$ 182,000	$ 174,290
Target Corp.
1.95%, 01/15/27 (a)	27,000	24,720
Teck Resources Ltd.
5.40%, 02/01/43 (a)	20,000	18,181
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	29,000	26,007
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	52,000	38,708
Time Warner Cable LLC
6.55%, 05/01/37 (a)	17,000	16,349
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	232,000	204,619
3.75%, 04/15/27 (a)	90,000	85,261
4.50%, 04/15/50 (a)	18,000	15,465
4.80%, 07/15/28 (a)	219,000	214,959
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	163,000	140,927
4.46%, 06/08/32 (a)	83,000	78,850
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(b)	30,000	27,633
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	42,000	39,217
Tractor Supply Co.
5.25%, 05/15/33 (a)	77,000	76,331
Trane Technologies Luxembourg Finance SA
3.55%, 11/01/24 (a)	39,000	37,837
3.80%, 03/21/29 (a)	6,000	5,652
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	54,000	51,537
4.88%, 01/15/26 (a)	11,000	10,875
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	116,000	110,988
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	22,000	20,715
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	81,000	52,175
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 09/01/24 (a)(b)	158,000	133,897

See Notes to Schedules of Investments and Notes to Financial Statements.
76	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	$ 5,000	$ 4,389
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	21,000	19,643
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	98,000	94,671
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	175,000	158,676
UDR, Inc.
2.10%, 08/01/32 (a)	52,000	39,541
3.00%, 08/15/31 (a)	30,000	25,491
Union Pacific Corp.
3.55%, 05/20/61 (a)	47,000	34,780
3.60%, 09/15/37 (a)	8,000	6,831
3.80%, 04/06/71 (a)	24,000	18,396
4.10%, 09/15/67 (a)	18,000	14,913
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	64,000	53,896
4.20%, 05/15/32 (a)	64,000	61,073
4.45%, 12/15/48 (a)	40,000	36,456
4.75%, 07/15/45 - 05/15/52 (a)	68,000	64,609
5.05%, 04/15/53 (a)	88,000	87,360
5.20%, 04/15/63 (a)	88,000	87,783
6.05%, 02/15/63 (a)	25,000	28,260
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	323,000	306,730
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	110,000	110,265
Ventas Realty LP
3.25%, 10/15/26 (a)	29,000	26,585
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	110,000	88,481
2.55%, 03/21/31 (a)	76,000	63,474
3.00%, 03/22/27 (a)	144,000	134,542
3.40%, 03/22/41 (a)	54,000	41,653
3.55%, 03/22/51 (a)	40,000	29,871
3.70%, 03/22/61 (a)	60,000	43,639
4.40%, 11/01/34 (a)	41,000	37,819
4.86%, 08/21/46 (a)	90,000	82,471
Viatris, Inc.
1.65%, 06/22/25 (a)	276,000	254,072
4.00%, 06/22/50 (a)	32,000	21,168
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	51,000	40,540
Visa, Inc.
2.70%, 04/15/40 (a)	41,000	31,459
Vistra Operations Co. LLC
3.55%, 07/15/24 (a)(g)	163,000	157,429
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	373,000	332,891
	Principal Amount	Fair Value
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(g)	$ 232,000	$ 198,353
Vontier Corp.
2.40%, 04/01/28 (a)	106,000	88,497
2.95%, 04/01/31 (a)	81,000	64,773
Vornado Realty LP
2.15%, 06/01/26 (a)	96,000	81,318
3.50%, 01/15/25 (a)	18,000	16,951
Walgreens Boots Alliance, Inc.
4.10%, 04/15/50 (a)	4,000	2,848
Walmart, Inc.
1.80%, 09/22/31 (a)	52,000	43,182
2.50%, 09/22/41 (a)	52,000	38,738
2.65%, 09/22/51 (a)	26,000	18,492
Walt Disney Co.
2.65%, 01/13/31 (a)	61,000	53,082
3.38%, 11/15/26 (a)	5,000	4,758
3.60%, 01/13/51 (a)	39,000	31,035
4.75%, 11/15/46 (a)	5,000	4,714
6.65%, 11/15/37 (a)	40,000	46,316
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	232,000	205,568
5.05%, 03/15/42 (a)	20,000	16,779
5.14%, 03/15/52 (a)	20,000	16,309
5.39%, 03/15/62 (a)	20,000	16,255
Waste Connections, Inc.
2.20%, 01/15/32 (a)	71,000	57,411
2.95%, 01/15/52 (a)	71,000	48,673
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	9,000	8,607
Wells Fargo & Co.
4.15%, 01/24/29 (a)	69,000	65,386
4.75%, 12/07/46 (a)	69,000	58,691
5.88%, 06/15/25 (a)(b)	132,000	129,530
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	91,000	85,291
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	166,000	148,039
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	83,000	60,900
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 1 month Term SOFR)
3.20%, 06/17/27 (a)(b)	190,000	178,494
Westlake Corp.
2.88%, 08/15/41 (a)	28,000	18,675

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	77

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
3.13%, 08/15/51 (a)	$ 32,000	$ 20,063
3.38%, 08/15/61 (a)	31,000	18,896
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(b)	64,000	59,825
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(b)	46,000	40,133
Weyerhaeuser Co.
4.00%, 03/09/52 (a)	55,000	43,900
Williams Cos., Inc.
3.75%, 06/15/27 (a)	5,000	4,722
4.85%, 03/01/48 (a)	18,000	15,665
4.90%, 01/15/45 (a)	47,000	41,113
5.30%, 08/15/52 (a)	32,000	29,568
5.40%, 03/04/44 (a)	5,000	4,616
Willis North America, Inc.
3.88%, 09/15/49 (a)	41,000	29,823
Workday, Inc.
3.50%, 04/01/27 (a)	68,000	64,453
3.70%, 04/01/29 (a)	135,000	125,253
WPP Finance 2010
3.75%, 09/19/24 (a)	26,000	25,220
Xcel Energy, Inc.
3.40%, 06/01/30 (a)	55,000	49,002
Yamana Gold, Inc.
2.63%, 08/15/31 (a)	81,000	63,142
Zoetis, Inc.
3.00%, 09/12/27 (a)	5,000	4,658
3.90%, 08/20/28 (a)	25,000	23,993
5.60%, 11/16/32 (a)	147,000	153,662
		52,292,369
Non-Agency Collateralized Mortgage Obligations - 6.1%
Bank
3.18%, 09/15/60 (a)	2,398,000	2,162,656
4.41%, 11/15/61 (a)(b)	1,001,000	949,536
BPR Trust 1.90% + 1 month Term SOFR
7.05%, 04/15/37 (a)(b)(g)	372,398	362,566
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	460,000	394,576
CD Mortgage Trust
2.91%, 08/15/57 (a)	839,000	716,829
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	336,823	306,851
COMM Mortgage Trust
3.92%, 10/15/45 (a)(g)	191,000	156,604
	Principal Amount	Fair Value
4.53%, 02/10/47 (a)(b)	$ 240,000	$ 234,143
4.56%, 08/10/46 (a)(b)(g)	170,000	169,298
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	1,523,000	1,295,158
3.05%, 11/10/52 (a)	743,000	641,403
4.14%, 03/10/51 (a)(b)	291,000	261,558
4.56%, 11/10/48 (a)(b)	380,000	285,677
Impac CMB Trust 0.72% + 1 month USD LIBOR
5.87%, 10/25/34 (b)	15,466	15,024
JPMBB Commercial Mortgage Securities Trust
4.81%, 11/15/48 (a)(b)	250,000	189,687
MASTR Alternative Loan Trust
5.00%, 08/25/18 (d)	1,526	83
Morgan Stanley Bank of America Merrill Lynch Trust
0.98%, 03/15/48 (a)(b)(d)	2,967,468	26,802
Wells Fargo Commercial Mortgage Trust
1.32%, 02/15/48 (a)(b)(d)	2,303,947	29,825
4.32%, 08/15/50 (a)	485,082	369,154
WFRBS Commercial Mortgage Trust
4.26%, 12/15/46 (a)	235,000	232,720
4.35%, 03/15/47 (a)(b)	533,000	522,150
		9,322,300
Sovereign Bonds - 1.1%
Chile Government International Bonds
2.55%, 01/27/32 (a)	290,000	248,104
3.86%, 06/21/47 (a)	200,000	163,894
Mexico Government International Bonds
4.75%, 03/08/44 (a)	200,000	171,668
Panama Government International Bonds
3.16%, 01/23/30 (a)	200,000	175,044
3.87%, 07/23/60 (a)	200,000	132,322
Peruvian Government International Bonds
1.86%, 12/01/32 (a)	140,000	107,856
2.78%, 12/01/60 (a)	230,000	140,102
5.63%, 11/18/50 (a)	105,000	107,667
Philippines Government International Bonds
3.95%, 01/20/40 (a)	200,000	173,722
Qatar Government International Bonds
4.82%, 03/14/49 (a)(g)	258,000	248,093

See Notes to Schedules of Investments and Notes to Financial Statements.
78	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	$ 105,744	$ 105,618
		1,774,090
Municipal Bonds and Notes - 0.5%
American Municipal Power, Inc., OH
6.27%, 02/15/50	125,000	137,107
Board of Regents of the University of Texas System, TX
3.35%, 08/15/47	115,000	92,550
Port Authority of New York & New Jersey, NY
4.46%, 10/01/62	220,000	200,958
State of California, CA
4.60%, 04/01/38	200,000	191,722
State of Illinois, IL
5.10%, 06/01/33	95,000	93,357
		715,694
Total Bonds and Notes (Cost $163,542,965)		149,615,755
	Number of Shares	Fair Value
Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, (5.85% fixed rate until 09/15/23; 3.09% + 3 month USD LIBOR thereafter) (Cost $186,475) (b)	7,459	$ 186,550
Total Investments in Securities (Cost $163,729,440)		149,802,305
Short-Term Investments - 18.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.07% (h)(i) (Cost $27,651,163)	27,651,163	27,651,163
Total Investments (Cost $191,380,603)		177,453,468
Liabilities in Excess of Other Assets, net - (16.3)%		(24,920,432)
NET ASSETS - 100.0%		$ 152,533,036

Other Information:
Centrally Cleared Credit Default Swaps
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$6,121	5.00%/ Quarterly	12/20/27	$198,885	$(218,307)	$417,192
The Fund had the following long futures contracts open at June 30, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2023	57	$ 11,747,052	$ 11,590,594	$ (156,458)
5 Yr. U.S. Treasury Notes Futures	September 2023	92	10,005,144	9,852,625	(152,519)
Ultra Long-Term U.S. Treasury Bond Futures	September 2023	8	1,079,757	1,089,750	9,993
10 Yr. U.S. Treasury Ultra Futures	September 2023	130	15,538,008	15,396,754	(141,254)
U.S. Long Bond Futures	September 2023	17	2,162,723	2,157,406	(5,317)
					$ (445,555)

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	79

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
The Fund had the following short futures contracts open at June 30, 2023:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	September 2023	58	$ (6,631,754)	$ (6,511,406)	$ 120,348
During the fiscal year ended June 30, 2023, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$30,219,808	$10,299,902	$6,164,773
Notes to Schedule of Investments – June 30, 2023 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2023, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to $9,221,650 or 6.05% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2023.
**	Amount is less than $0.50.
Abbreviations:
CMT - Constant Maturity Treasury
ISDA - International Swaps and Derivatives Association
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

See Notes to Schedules of Investments and Notes to Financial Statements.
80	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 41,227,217	$ —	$ 41,227,217
Agency Mortgage Backed	—	43,003,729	—	43,003,729
Agency Collateralized Mortgage Obligations	—	1,181,838	—	1,181,838
Asset Backed	—	98,518	—	98,518
Corporate Notes	—	52,292,369	—	52,292,369
Non-Agency Collateralized Mortgage Obligations	—	9,322,300	—	9,322,300
Sovereign Bonds	—	1,774,090	—	1,774,090
Municipal Bonds and Notes	—	715,694	—	715,694
Preferred Stock	186,550	—	—	186,550
Short-Term Investments	27,651,163	—	—	27,651,163
Total Investments in Securities	$ 27,837,713	$ 149,615,755	$ —	$ 177,453,468
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 417,192	$ —	$ 417,192
Long Futures Contracts - Unrealized Appreciation	9,993	—	—	9,993
Long Futures Contracts - Unrealized Depreciation	(455,548)	—	—	(455,548)
Short Futures Contracts - Unrealized Appreciation	120,348	—	—	120,348
Total Other Financial Instruments	$ (325,207)	$ 417,192	$ —	$ 91,985

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/23	Value at 6/30/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	33,943,475	$33,943,475	$29,490,586	$35,782,898	$—	$—	27,651,163	$27,651,163	$710,321
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	81

Elfun Government Money Market Fund
Fund Information — June 30, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $152,549 (in thousands) as of June 30, 2023 (a)

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
82	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Understanding Your Fund’s Expenses — June 30, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value January 1, 2023	$1,000.00	$1,000.00
Ending Account value June 30, 2023	$1,022.30	$1,023.50
Expenses Paid During Period*	$ 1.35	$ 1.35
*	Expenses are equal to the Fund's annualized expense ratio of 0.27% (for the period January 1, 2023 - June 30, 2023), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Elfun Government Money Market Fund	83

Elfun Government Money Market Fund
Schedule of Investments — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Short-Term Investments - 101.6% †
U.S. Treasuries - 24.7%
U.S. Treasury Bills
3.17% 07/13/23 (a)	$ 150,000	$ 149,874
3.23% 08/10/23 (a)	100,000	99,674
4.97% 10/12/23 (a)	635,000	626,475
4.98% 10/12/23 (a)	860,000	848,431
5.06% 10/19/23 (a)	165,000	162,589
5.08% 11/09/23 (a)	1,000,000	982,477
5.09% 11/09/23 (a)	400,000	392,979
5.11% 07/13/23 (a)	450,000	449,377
5.15% 07/11/23 - 07/27/23 (a)	3,300,000	3,295,168
5.17% 09/12/23 (a)	200,000	198,022
5.18% 07/11/23 (a)	1,200,000	1,198,644
5.26% 09/19/23 (a)	1,700,000	1,681,213
5.27% 09/19/23 (a)	600,000	593,354
5.31% 10/17/23 (a)	600,000	590,902
5.32% 09/28/23 (a)	600,000	592,490
5.33% 07/13/23 - 09/28/23 (a)	1,800,000	1,782,984
5.34% 10/24/23 (a)	500,000	491,870
5.36% 10/24/23 (a)	200,000	196,736
5.37% 10/24/23 (a)	600,000	590,204
5.38% 10/10/23 - 10/24/23 (a)	1,000,000	985,464
5.39% 08/24/23 - 10/31/23 (a)	5,050,000	4,980,509
5.40% 10/31/23 (a)	400,000	393,139
5.41% 09/26/23 (a)	600,000	592,577
5.49% 10/03/23 (a)	700,000	690,483
U.S. Treasury Floating Rate Notes 0.02% - 3 month Treasury Money Market Yield
5.23% 01/31/24 (b)	160,000	160,002
U.S. Treasury Floating Rate Notes 0.03% + 3 month Treasury Money Market Yield
5.28% 07/31/23 (b)	3,839,000	3,839,002
U.S. Treasury Floating Rate Notes 0.04% + 3 month Treasury Money Market Yield
5.28% 10/31/23 (b)	6,475,000	6,475,139
5.29% 07/31/24 (b)	1,000,000	999,411
U.S. Treasury Floating Rate Notes 0.08% - 3 month Treasury Money Market Yield
5.17% 04/30/24 (b)	3,050,000	3,048,276
	Principal Amount	Fair Value
U.S. Treasury Floating Rate Notes 0.14% + 3 month Treasury Money Market Yield
5.39% 10/31/24 (b)	$ 15,000	$ 14,994
		37,102,459
U.S. Government Agency Obligations - 19.1%
Federal Farm Credit Banks Funding Corp.
5.15% 07/03/24	200,000	200,000
Federal Farm Credit Banks Funding Corp. 0.02% + SOFR
5.08% 07/14/23 - 08/21/23 (b)	750,000	749,998
Federal Farm Credit Banks Funding Corp. 0.04% + SOFR
5.10% 02/05/24 (b)	125,000	124,973
Federal Farm Credit Banks Funding Corp. 0.05% + SOFR
5.11% 05/09/24 - 06/03/24 (b)	700,000	700,000
Federal Farm Credit Banks Funding Corp. 0.06% + SOFR
5.12% 02/06/24 - 05/13/24 (b)	780,000	779,992
Federal Home Loan Bank Discount Notes
3.22% 07/13/23 (a)	900,000	899,229
3.30% 08/11/23 (a)	400,000	398,633
4.90% 08/02/23 (a)	469,000	467,143
5.08% 11/03/23 - 01/12/24 (a)	800,000	782,148
5.09% 10/18/23 - 02/08/24 (a)	1,500,000	1,470,830
5.10% 07/21/23 (a)	560,000	558,617
5.11% 08/04/23 (a)	700,000	696,901
5.14% 09/01/23 (a)	1,000,000	991,692
5.18% 09/19/23 (a)	1,500,000	1,483,815
Federal Home Loan Banks
3.20% 08/10/23 (b)(c)	1,000,000	1,000,000
5.08% 10/03/23 (b)	200,000	200,000
5.09% 09/25/23 - 11/10/23 (b)	3,400,000	3,400,000
5.12% 09/05/23 (b)	500,000	500,000
5.12% 05/10/24	700,000	700,000
5.14% 02/26/24	1,800,000	1,800,158
5.15% 12/01/23 (a)(b)	500,000	500,000
5.18% 05/28/24 (b)	2,100,000	2,100,000
5.33% 04/26/24	500,000	500,000

See Notes to Schedules of Investments and Notes to Financial Statements.
84	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
5.41% 06/07/24	$ 1,300,000	$ 1,300,000
Federal Home Loan Banks 0.06% + SOFR
5.12% 07/27/23 (b)	200,000	200,000
Federal Home Loan Banks 0.08% + SOFR
5.14% 11/03/23 (b)	600,000	600,000
Federal Home Loan Banks 0.09% + SOFR
5.15% 08/15/23 (b)	2,400,000	2,400,000
Federal Home Loan Banks 0.11% + SOFR
5.17% 07/24/23 - 08/18/23 (b)	1,600,000	1,600,000
Federal National Mortgage Association
5.06% 03/28/24	400,000	400,000
5.07% 04/26/24	400,000	400,000
5.26% 05/10/24	700,000	700,000
		28,604,129
Repurchase Agreements - 57.8%
BNP Paribas Securities Corp. U.S. Treasury Repo 5.05% dated 06/30/23, to be repurchased $10,000,000 on 07/03/2023, Collateralized by $2,780,624 U.S. Treasury Bills, 0.000% Maturing on 10/12/2023, Collateralized by $170,112 U.S. Treasury Bond, 3.375% Maturing on 11/15/2048, Collateralized by $148,064 U.S. Treasury Note, 0.375% to 2.750% Maturing on 08/31/2023 - 04/30/2035, Collateralized by $11,785 U.S. Treasury Inflation Index Note, 0.000% Maturing on 02/15/2040, Collateralized by $2,593,124 U.S. Treasury Inflation Index Bond, 2.375% Maturing from 01/15/2025 - 01/15/2027, Collateralized by $4,499,304 U.S. Treasury Inflation Index Note, 0.125% Maturing from 07/15/2024 - 07/15/2031.
07/03/23	10,000,000	10,000,000
	Principal Amount	Fair Value
Citigroup Global Markets, Inc. U.S. Treasury Repo 5.05% dated 06/30/23, to be repurchased $5,000,000 on 07/03/2023, Collateralized by $5,100,084 U.S. Treasury Note, 0.250% Maturing on 09/30/2023.
07/03/23	$ 5,000,000	$ 5,000,000
Citigroup Global Markets, Inc. U.S. Treasury Repo 5.06% dated 06/30/23, to be repurchased $10,000,000 on 07/03/2023, Collateralized by $10,200,051 U.S. Treasury Note, 0.250% to 3.875% Maturing from 04/30/2025 - 08/15/2025, Collateralized by $112 U.S. Treasury Inflation Index Note, 0.125% Maturing on 04/15/2025. 07/03/23	10,000,000	10,000,000
Goldman Sachs & Co., U.S. Treasury Repo 5.06% dated 06/30/23, to be repurchased $5,000,000 on 07/03/2023, Collateralized by $5,100,006 U.S. Treasury Bond, 1.875% Maturing on 02/15/2051. 07/03/23	5,000,000	5,000,000
HSBC Securities USA, Inc. U.S. Treasury Repo 5.05% dated 06/30/23, to be repurchased $10,000,000 on 07/03/2023, Collateralized by $10,200,000 U.S. Treasury Strips, 0.000% Maturing on 02/15/2031. 07/03/23	10,000,000	10,000,000
HSBC Securities USA, Inc. U.S. Treasury Repo 6.00% dated 06/30/23, to be repurchased $5,000,000 on 07/03/2023, Collateralized by $5,100,000 U.S. Government Obligation, 6.000% Maturing on 05/01/2023. 07/03/23	5,000,000	5,000,000

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	85

Elfun Government Money Market Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
	Principal Amount	Fair Value
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 5.05% dated 06/30/23, to be repurchased $1,842,000 on 07/03/2023, Collateralized by $1,878,893 U.S. Treasury Inflation Index Note, 0.250% to 1.625% Maturing from 01/15/2025 - 10/15/2027.
07/03/23	$ 1,842,000	$ 1,842,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 5.06% dated 06/30/23, to be repurchased $10,000,000 on 07/03/2023, Collateralized by $10,200,059 U.S. Treasury Note, 1.375% Maturing on 10/31/2028. 07/03/23	10,000,000	10,000,000
Mitsubishi UFJ U.S. Treasury Repo 5.06% dated 06/30/23, to be repurchased $20,000,000 on 07/03/2023, Collateralized by $20,400,000 U.S. Government Obligation, 2.000% to 6.500% Maturing from 11/01/2034 - 07/01/2053. 07/03/23	20,000,000	20,000,000
Standard Chartered U.S. Treasury Repo 5.06% dated 06/30/23, to be repurchased $10,000,000 on 07/03/2023, Collateralized by $25,597 U.S. Treasury Bond, 5.5000% Maturing on 08/15/2028, Collateralized by $7,905,336 U.S. Treasury Note, 1.625% to 3.875% Maturing on 01/15/2026 - 05/31/2026, Collateralized by $2,269,096 U.S. Treasury Inflation Index Note, 1.250% Maturing on 04/15/2028. 07/03/23	10,000,000	10,000,000
		86,842,000
Total Short-Term Investments (Cost $152,548,588)		152,548,588
Liabilities in Excess of Other Assets, net - (1.6)%		(2,408,967)
NET ASSETS - 100.0%		$ 150,139,621
Notes to Schedule of Investments – June 30, 2023 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Coupon amount represents effective yield.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step coupon bond.
†	Percentages are based on net assets as of June 30, 2023.
Abbreviations:
SOFR - Secured Overnight Financing Rate

See Notes to Schedules of Investments and Notes to Financial Statements.
86	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments, continued — June 30, 2023 (Unaudited)
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 37,102,459	$ —	$ 37,102,459
U.S. Government Agency Obligations	—	28,604,129	—	28,604,129
Repurchase Agreements	—	86,842,000	—	86,842,000
Total Investments in Securities	$ —	$ 152,548,588	$ —	$ 152,548,588
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	87

Elfun International Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/23 (a)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date						1/1/88
Net asset value, beginning of period	$ 20.97	$ 26.73	$ 26.53	$ 23.69	$ 18.51	$ 22.68
Income/(loss) from investment operations:
Net investment income(b)	0.35	0.56	0.83	0.29	0.43	0.45
Net realized and unrealized gains/(losses) on investments	2.77	(4.86)	1.57	2.86	5.15	(4.16)
Total income/(loss) from investment operations	3.12	(4.30)	2.40	3.15	5.58	(3.71)
Less distributions from:
Net investment income	—	(0.55)	(0.86)	(0.31)	(0.40)	(0.46)
Net realized gains	—	(0.91)	(1.34)	—	—	—
Total distributions	—	(1.46)	(2.20)	(0.31)	(0.40)	(0.46)
Net asset value, end of period	$ 24.09	$ 20.97	$ 26.73	$ 26.53	$ 23.69	$ 18.51
Total Return(c)	14.88%	(16.11)%	9.05%	13.31%	30.14%	(16.33)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$171,780	$153,897	$204,799	$201,200	$199,123	$183,982
Ratios to average net assets:
Net expenses	0.42% (d)	0.44%	0.37%	0.40%	0.38%	0.36%
Gross expenses	0.42% (d)	0.44%	0.37%	0.40%	0.38%	0.36%
Net investment income	3.10% (d)	2.46%	2.93%	1.31%	2.02%	2.06%
Portfolio turnover rate	4%	16%	17%	20%	15%	27%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
88	Financial Highlights

Elfun Trusts
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/23 (a)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date						5/27/35
Net asset value, beginning of period	$ 58.58	$ 79.73	$ 71.55	$ 62.16	$ 50.14	$ 60.36
Income/(loss) from investment operations:
Net investment income(b)	0.39	0.72	0.72	0.64	0.71	0.74
Net realized and unrealized gains/(losses) on investments	11.73	(16.59)	16.72	14.90	17.15	(2.85)
Total income/(loss) from investment operations	12.12	(15.87)	17.44	15.54	17.86	(2.11)
Less distributions from:
Net investment income	—	(0.75)	(0.74)	(0.69)	(0.67)	(0.76)
Net realized gains	—	(4.53)	(8.52)	(5.46)	(5.17)	(7.35)
Total distributions	—	(5.28)	(9.26)	(6.15)	(5.84)	(8.11)
Net asset value, end of period	$ 70.70	$ 58.58	$ 79.73	$ 71.55	$ 62.16	$ 50.14
Total Return(c)	20.69%	(19.87)%	24.28%	25.07%	35.57%	(3.39)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,394,857	$2,912,901	$3,965,156	$3,419,765	$2,979,222	$2,427,667
Ratios to average net assets:
Net expenses	0.18% (d)	0.18%	0.18%	0.18%	0.18%	0.19%
Gross expenses	0.18% (d)	0.18%	0.18%	0.18%	0.18%	0.19%
Net investment income	1.23% (d)	1.03%	0.89%	0.99%	1.20%	1.17%
Portfolio turnover rate	12%	29%	26%	25%	17%	18%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	89

Elfun Diversified Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/23 (a)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date						1/1/88
Net asset value, beginning of period	$ 17.02	$ 21.68	$ 20.97	$ 19.54	$ 17.02	$ 18.60
Income/(loss) from investment operations:
Net investment income(b)	0.16	0.35	0.34	0.37	0.41	0.42
Net realized and unrealized gains/(losses) on investments	1.49	(3.67)	2.08	2.02	2.93	(1.45)
Total income/(loss) from investment operations	1.65	(3.32)	2.42	2.39	3.34	(1.03)
Less distributions from:
Net investment income	—	(0.42)	(0.42)	(0.38)	(0.42)	(0.43)
Net realized gains	—	(0.92)	(1.29)	(0.58)	(0.40)	(0.12)
Total distributions	—	(1.34)	(1.71)	(0.96)	(0.82)	(0.55)
Net asset value, end of period	$ 18.67	$ 17.02	$ 21.68	$ 20.97	$ 19.54	$ 17.02
Total Return(c)	9.69%	(15.31)%	11.56%	12.23%	19.58%	(5.51)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$177,433	$166,006	$211,716	$205,144	$199,011	$181,943
Ratios to average net assets:
Net expenses	0.33% (d)	0.33%	0.30%	0.31%	0.30%	0.33%
Gross expenses	0.35% (d)	0.34%	0.30%	0.31%	0.30%	0.33%
Net investment income	1.76% (d)	1.83%	1.53%	1.88%	2.20%	2.26%
Portfolio turnover rate	25% (e)	49% (e)	41% (e)	56% (e)	162%	72%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	The portfolio turnover calculated for the periods ended 6/30/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 68%, 116%, 90% and 136%, respectively.
The accompanying Notes are an integral part of these financial statements.
90	Financial Highlights

Elfun Tax-Exempt Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/23 (a)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date						1/1/80
Net asset value, beginning of period	$ 10.13	$ 11.47	$ 11.67	$ 11.54	$ 11.19	$ 11.55
Income/(loss) from investment operations:
Net investment income(b)	0.20	0.31	0.31	0.37	0.38	0.46
Net realized and unrealized gains/(losses) on investments	0.04	(1.28)	(0.14)	0.17	0.41	(0.36)
Total income/(loss) from investment operations	0.24	(0.97)	0.17	0.54	0.79	0.10
Less distributions from:
Net investment income	(0.20)	(0.37)	(0.37)	(0.41)	(0.44)	(0.46)
Total distributions	(0.20)	(0.37)	(0.37)	(0.41)	(0.44)	(0.46)
Net asset value, end of period	$ 10.17	$ 10.13	$ 11.47	$ 11.67	$ 11.54	$ 11.19
Total Return(c)	2.34%	(8.44)%	1.44%	4.77%	7.13%	0.90%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,036,223	$1,047,236	$1,250,501	$1,341,617	$1,377,821	$1,376,980
Ratios to average net assets:
Net expenses	0.21% (d)	0.21%	0.21%	0.21%	0.20%	0.21%
Gross expenses	0.21% (d)	0.21%	0.21%	0.21%	0.20%	0.21%
Net investment income	3.87% (d)	2.96%	2.65%	3.24%	3.35%	4.06%
Portfolio turnover rate	34%	43%	42%	41%	25%	18%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	91

Elfun Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/23 (a)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date						12/31/84
Net asset value, beginning of period	$ 9.68	$ 11.67	$ 12.25	$ 11.74	$ 11.02	$ 11.44
Income/(loss) from investment operations:
Net investment income(b)	0.16	0.25	0.24	0.29	0.32	0.32
Net realized and unrealized gains/(losses) on investments	0.04	(1.80)	(0.38)	0.63	0.73	(0.41)
Total income/(loss) from investment operations	0.20	(1.55)	(0.14)	0.92	1.05	(0.09)
Less distributions from:
Net investment income	(0.18)	(0.27)	(0.27)	(0.34)	(0.33)	(0.33)
Net realized gains	—	(0.17)	(0.17)	(0.07)	—	—
Total distributions	(0.18)	(0.44)	(0.44)	(0.41)	(0.33)	(0.33)
Net asset value, end of period	$ 9.70	$ 9.68	$ 11.67	$ 12.25	$ 11.74	$ 11.02
Total Return(c)	2.15%	(13.47)%	(1.19)%	8.03%	9.50%	(0.80)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$152,533	$160,286	$218,824	$244,329	$233,663	$229,477
Ratios to average net assets:
Net expenses	0.33% (d)	0.32%	0.29%	0.27%	0.29%	0.34%
Gross expenses	0.35% (d)	0.32%	0.29%	0.27%	0.29%	0.34%
Net investment income	3.36% (d)	2.41%	2.03%	2.44%	2.77%	2.88%
Portfolio turnover rate	30% (e)	40% (e)	71% (e)	108% (e)	107%	207%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Annualized for periods less than one year.
(e)	The portfolio turnover calculated for the period ended 6/30/23 and fiscal years ended 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 138%, 187%, 184% and 255%, respectively.
The accompanying Notes are an integral part of these financial statements.
92	Financial Highlights

Elfun Government Money Market Fund
Financial Highlights
Selected data based on a share outstanding throughout the periods indicated
	6/30/23 (a)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Inception date						6/13/90
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income/(loss) from investment operations:
Net investment income(b)	0.02	0.01	—	0.00 (c)	0.02	0.02
Total income from investment operations	0.02	0.01	—	0.00 (c)	0.02	0.02
Less distributions from:
Net investment income	(0.02)	(0.01)	—	(0.00) (c)	(0.02)	(0.02)
Total distributions	(0.02)	(0.01)	—	(0.00) (c)	(0.02)	(0.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return(d)	2.23%	1.45%	—%	0.32%	1.99%	1.55%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$150,140	$159,127	$142,430	$153,251	$128,561	$104,275
Ratios to average net assets:
Net expenses	0.27% (e)	0.24%	0.09%	0.19%	0.26%	0.32%
Gross expenses	0.27% (e)	0.27%	0.26%	0.25%	0.26%	0.32%
Net investment income	4.46% (e)	1.50%	—%	0.30%	1.96%	1.53%
Notes to Financial Highlights
(a)	Unaudited.
(b)	Per share values have been calculated using the average shares method.
(c)	Rounds to less than $0.005.
(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(e)	Annualized for periods less than one year.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	93

Elfun Funds
Statements of Assets and Liabilities — June 30, 2023 (Unaudited)
	Elfun International Equity Fund	Elfun Trusts
Assets
Investments in securities, at fair value (cost $123,506,629; $1,620,521,805; $110,584,893; $1,019,446,803; $163,729,440 and $0, respectively)	$ 168,700,472	$ 3,331,120,349
Investments in affiliated securities, at fair value (cost $0; $0; $39,052,592; $0; $0 and $0, respectively)	—	—
Short-term investments, at fair value (cost $0; $0; $1,644,548; $0; $0 and $0, respectively)	—	—
Short-term affiliated investments, at fair value (cost $2,469,454; $62,363,003; $12,958,922; $10,193,992; $27,651,163 and $0, respectively)	2,469,454	62,363,003
Repurchase agreements	—	—
Cash	—	—
Net cash collateral on deposit with broker for future contracts	—	—
Foreign currency (cost $258,782, $0, $32,020, $0, $0 and $0, respectively)	257,337	—
Receivable for investments sold	—	—
Income receivables	918,994	2,336,512
Receivable for fund shares sold	1,347	119,452
Income receivable from affiliated investments	17,647	260,765
Receivable for accumulated variation margin on swap contracts	—	—
Total assets	172,365,251	3,396,200,081
Liabilities
Distribution payable to shareholders	—	—
Net cash collateral on swap contracts due to broker	—	—
Payable for investments purchased	—	—
Payable for fund shares redeemed	1,577	691,575
Payable for accumulated variation margin on futures contracts	—	—
Payable to the Adviser	24,353	361,625
Payable for custody, fund accounting and sub-administration fees	15,026	65,103
Accrued other expenses	544,763	224,750
Total liabilities	585,719	1,343,053

Net Assets	$ 171,779,532	$ 3,394,857,028
Net Assets Consist of:
Capital paid in	$ 125,541,339	$ 1,662,865,172
Total distributable earnings (loss)	46,238,193	1,731,991,856
Net Assets	$ 171,779,532	$ 3,394,857,028
Shares outstanding (Par value $10; $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)	7,129,532	48,016,657
Net asset value, offering and redemption price per share	$ 24.09	$ 70.70
The accompanying Notes are an integral part of these financial statements.
94	Statements of Assets and Liabilities

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$ 128,046,752	$ 1,023,575,540	$ 149,802,305	$ —
44,144,079	—	—	—
1,644,548	—	—	65,706,588
12,958,922	10,193,992	27,651,163	—
—	—	—	86,842,000
7,368	1,295,553	17,031	212
142,738	—	640,869	—
34,969	—	—	—
1,633,516	—	5,390,550	—
350,067	14,023,681	907,384	—
882	24,624	26,824	136,724
62,608	62,118	136,461	319,642
84,724	—	209,937	—
189,111,173	1,049,175,508	184,782,524	153,005,166

—	881,239	110,920	65,628
65,695	—	161,447	—
11,407,051	11,786,586	31,507,057	2,706,315
1,959	9,000	49,407	14,035
95,691	—	324,420	—
22,122	136,374	19,825	13,167
11,584	21,601	6,264	9,847
73,757	117,500	70,148	56,553
11,677,859	12,952,300	32,249,488	2,865,545

$ 177,433,314	$ 1,036,223,208	$ 152,533,036	$ 150,139,621

$ 157,783,583	$ 1,137,682,530	$ 183,167,114	$ 150,139,344
19,649,731	(101,459,322)	(30,634,078)	277
$ 177,433,314	$ 1,036,223,208	$ 152,533,036	$ 150,139,621
9,502,742	101,858,382	15,720,479	150,139,324
$ 18.67	$ 10.17	$ 9.70	$ 1.00
The accompanying Notes are an integral part of these financial statements.
Statements of Assets and Liabilities	95

Elfun Funds
Statements of Operations — For the period ended June 30, 2023 (Unaudited)
	Elfun International Equity Fund	Elfun Trusts
Investment Income
Income
Dividend	$ 2,799,528	$ 20,250,705
Interest	—	—
Income from affiliated investments	100,840	1,471,251
Less: Foreign taxes withheld	(9,536)	(15,633)
Total income	2,890,832	21,706,323
Expenses
Advisory and administration fees	172,364	2,158,792
Blue Sky fees	24,048	29,501
Transfer agent fees	61,626	289,601
Trustees' fees	11,550	23,949
Custody, fund accounting and sub-administration fees	32,095	201,765
Professional fees	18,957	25,610
Printing and shareholder reports	4,833	23,374
Registration fees	—	2,215
Other expenses	21,579	29,992
Total expenses before waivers	347,052	2,784,799
Fees waived and/or reimbursed by the adviser	—	—
Net expenses	347,052	2,784,799
Net investment income	$ 2,543,780	$ 18,921,524
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 1,533,845	$ (23,092,825)
Affiliated investments	—	—
Futures	(84,313)	—
Swap contracts	—	—
Foreign currency transactions	(35,215)	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	18,682,478	594,723,922
Affiliated investments	—	—
Futures	5,991	—
Swap contracts	—	—
Foreign currency translations	17,472	—
Net realized and unrealized gain (loss) on investments	20,120,258	571,631,097
Net Increase in Net Assets Resulting from Operations	$ 22,664,038	$ 590,552,621
The accompanying Notes are an integral part of these financial statements.
96	Statements of Operations

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$ 617,098	$ —	$ 1,158	$ —
842,638	21,005,189	2,202,990	3,588,246
336,345	264,642	710,321	—
(157)	—	—	—
1,795,924	21,269,831	2,914,469	3,588,246

146,233	833,071	134,259	75,830
22,890	23,113	20,853	20,611
53,250	113,950	58,509	38,483
11,609	15,150	11,704	11,855
38,468	77,118	23,055	28,783
23,030	20,816	19,540	13,399
2,322	7,677	2,541	12,420
—	628	—	—
2,240	10,543	2,166	1,767
300,042	1,102,066	272,627	203,148
(14,451)	—	(11,136)	—
285,591	1,102,066	261,491	203,148
$ 1,510,333	$ 20,167,765	$ 2,652,978	$ 3,385,098

$ (1,042,673)	$ (15,657,662)	$ (3,113,119)	$ 11
(635,535)	—	—	—
(75,938)	—	(211,354)	—
46,803	—	113,637	—
—	—	—	—

11,464,910	19,647,101	4,221,420	—
4,643,765	—	—	—
(78,998)	—	(371,747)	—
55,373	—	136,100	—
1,154	—	—	—
14,378,861	3,989,439	774,937	11
$ 15,889,194	$ 24,157,204	$ 3,427,915	$ 3,385,109
The accompanying Notes are an integral part of these financial statements.
Statements of Operations	97

Elfun Funds
Statements of Changes in Net Assets
	Elfun International Equity Fund		Elfun Trusts
	Six Months Ended June 30, 2023(a)	Year Ended December 31, 2022	Six Months Ended June 30, 2023(a)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 2,543,780	$ 4,093,389	$ 18,921,524	$ 34,301,058
Net realized gain (loss) on investments, futures, swap contracts and foreign currency transactions	1,414,317	1,012,444	(23,092,825)	29,082,241
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	18,705,941	(38,191,968)	594,723,922	(838,339,517)
Net increase (decrease) from operations	22,664,038	(33,086,135)	590,552,621	(774,956,218)
Distributions to shareholders:
Total distributions	—	(10,109,923)	—	(244,921,749)
Increase (decrease) in assets from operations and distributions	22,664,038	(43,196,058)	590,552,621	(1,019,877,967)
Share transactions:
Proceeds from sale of shares	736,070	1,319,728	12,036,697	46,867,193
Value of distributions reinvested	—	8,739,289	—	199,361,109
Cost of shares redeemed	(5,517,327)	(17,765,665)	(120,633,768)	(278,604,671)
Net increase (decrease) from share transactions	(4,781,257)	(7,706,648)	(108,597,071)	(32,376,369)
Total increase (decrease) in net assets	17,882,781	(50,902,706)	481,955,550	(1,052,254,336)
Net Assets
Beginning of period	153,896,751	204,799,457	2,912,901,478	3,965,155,814
End of period	$ 171,779,532	$ 153,896,751	$ 3,394,857,028	$ 2,912,901,478
Changes in Fund Shares
Shares sold	32,114	57,624	186,532	682,298
Issued for distributions reinvested	—	414,965	—	3,419,573
Shares redeemed	(240,787)	(796,024)	(1,891,639)	(4,109,858)
Net decrease in fund shares	(208,673)	(323,435)	(1,705,107)	(7,987)
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
98	Statements of Changes in Net Assets

Elfun Diversified Fund		Elfun Tax-Exempt Income Fund
Six Months Ended June 30, 2023(a)	Year Ended December 31, 2022	Six Months Ended June 30, 2023(a)	Year Ended December 31, 2022

$ 1,510,333	$ 3,341,934	$ 20,167,765	$ 32,745,446
(1,707,343)	2,862,030	(15,657,662)	(38,399,737)
16,086,204	(38,242,543)	19,647,101	(97,949,642)
15,889,194	(32,038,579)	24,157,204	(103,603,933)

—	(12,253,898)	(20,160,068)	(39,613,148)
15,889,194	(44,292,477)	3,997,136	(143,217,081)

2,451,140	4,806,152	9,811,393	27,813,701
—	10,857,841	14,505,997	28,329,020
(6,912,964)	(17,081,582)	(39,327,752)	(116,189,891)
(4,461,824)	(1,417,589)	(15,010,362)	(60,047,170)
11,427,370	(45,710,066)	(11,013,226)	(203,264,251)

166,005,944	211,716,010	1,047,236,434	1,250,500,685
$ 177,433,314	$ 166,005,944	$ 1,036,223,208	$ 1,047,236,434

135,973	245,078	956,265	2,667,177
—	637,197	1,420,920	2,728,399
(384,279)	(896,699)	(3,851,265)	(11,098,604)
(248,306)	(14,424)	(1,474,080)	(5,703,028)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	99

Elfun Funds
Statements of Changes in Net Assets
	Elfun Income Fund		Elfun Government Money Market Fund
	Six Months Ended June 30, 2023(a)	Year Ended December 31, 2022	Six Months Ended June 30, 2023(a)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ 2,652,978	$ 4,480,057	$ 3,385,098	$ 2,245,052
Net realized gain (loss) on investments, futures and swap contracts	(3,210,836)	(10,985,019)	11	211
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	3,985,773	(22,359,867)	—	—
Net increase (decrease) from operations	3,427,915	(28,864,829)	3,385,109	2,245,263
Distributions to shareholders:
Total distributions	(2,890,692)	(7,501,246)	(3,385,098)	(2,245,052)
Increase (decrease) in assets from operations and distributions	537,223	(36,366,075)	11	211
Share transactions:
Proceeds from sale of shares	1,488,554	10,181,575	22,879,948	76,139,491
Value of distributions reinvested	2,277,011	6,014,489	3,212,730	2,101,565
Cost of shares redeemed	(12,056,012)	(38,368,027)	(35,080,534)	(61,544,131)
Net increase (decrease) from share transactions	(8,290,447)	(22,171,963)	(8,987,856)	16,696,925
Total increase (decrease) in net assets	(7,753,224)	(58,538,038)	(8,987,845)	16,697,136
Net Assets
Beginning of period	160,286,260	218,824,298	159,127,466	142,430,330
End of period	$ 152,533,036	$ 160,286,260	$ 150,139,621	$ 159,127,466
Changes in Fund Shares
Shares sold	152,174	943,220	22,879,947	76,139,492
Issued for distributions reinvested	231,799	598,767	3,212,730	2,101,565
Shares redeemed	(1,229,337)	(3,722,118)	(35,080,534)	(61,544,131)
Net increase (decrease) in fund shares	(845,364)	(2,180,131)	(8,987,857)	16,696,926
(a)	Unaudited.
The accompanying Notes are an integral part of these financial statements.
100	Statements of Changes in Net Assets

Elfun Funds
Notes to Financial Statements — June 30, 2023 (Unaudited)
1. Organization of the Funds
The Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.
Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
Notes to Financial Statements	101

Elfun Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2023 is disclosed in each Fund’s Schedule of Investments.
102	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Certain Funds may invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or the Adviser’s estimates of such re-designations for which actual information has not yet been reported.
Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not Fund specific are allocated pro rata across the Funds.
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Distributions Distributions from net investment income, if any, are declared daily and paid monthly for the Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund and declared and paid annually for the Eflun International Equity Fund, Elfun Trusts and Elfun Diversified Income Fund.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period, the Elfun Diversified Fund and Elfun Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as
Notes to Financial Statements	103

Elfun Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll”. In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Repurchase Agreements Certain Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s the principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2023, the Elfun Government Money Market Fund had invested in repurchase agreements with the gross values of $86,842,000 and associated collateral equal to $88,579,248.
4.Derivative Financial Instruments
Futures Contracts Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
104	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
During the period ended June 30, 2023, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
Elfun International Equity Fund	Equitization of Cash
Elfun Diversified Fund	Management of Interest Rate Risk and Equitization of Cash
Elfun Income Fund	Management of Interest Rate Risk
Credit Default Swaps During the period ended June 30, 2023, the Elfun Diversified Fund and Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.
As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Notes to Financial Statements	105

Elfun Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
The following tables summarize the value of the Funds’ derivative instruments as of June 30, 2023 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun Diversified Fund
Futures Contracts	$ —	$ —	$ —	$ 14,441	$ —	$ 14,441
Swap Contracts	—	—	84,724	—	—	84,724
Elfun Income Fund
Swap Contracts	$ —	$ —	$ 209,937	$ —	$ —	$ 209,937

Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun Diversified Fund
Futures Contracts	$ 110,132	$ —	$ —	$ —	$ —	$ 110,132
Elfun Income Fund
Futures Contracts	$ 324,420	$ —	$ —	$ —	$ —	$ 324,420

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$ —	$ —	$ —	$ (84,313)	$ —	$ (84,313)
Elfun Diversified Fund
Futures Contracts	$ (102,741)	$ —	$ —	$ 26,803	$ —	$ (75,938)
Swap Contracts	—	—	46,803	—	—	46,803
Elfun Income Fund
Futures Contracts	$ (211,354)	$ —	$ —	$ —	$ —	$ (211,354)
Swap Contracts	—	—	113,637	—	—	113,637

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 5,991	$ —	$ 5,991
Elfun Diversified Fund
Futures Contracts	$ (107,022)	$ —	$ —	$ 28,024	$ —	$ (78,998)
Swap Contracts	—	—	55,373	—	—	55,373
Elfun Income Fund
Futures Contracts	$ (371,747)	$ —	$ —	$ —	$ —	$ (371,747)
Swap Contracts	—	—	136,100	—	—	136,100
106	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Management Fee
Elfun International Equity Fund	0.21%
Elfun Trusts	0.14%
Elfun Diversified Fund	0.17%
Elfun Tax-Exempt Income Fund	0.16%
Elfun Income Fund	0.17%
Elfun Government Money Market Fund	0.10%
SSGA FM is contractually obligated until April 30, 2024 to waive its Management Fee and/or reimburse certain expenses for the Elfun Diversified Fund and Elfun Income Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from each Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2024 except with approval of the Board.
Amounts waived or reimbursed are included in the respective Statement of Operations.
Each of the Adviser and certain of its affiliates (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Elfun Government Money Market Fund to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a ”Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Elfun Government Money Market Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Elfun Government Money Market Fund. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Elfun Government Money Market Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Elfun Government Money Market Fund will be able to avoid a negative yield. The Elfun Government Money Market Fund has agreed, subject to certain limitations, to reimburse the applicable Service Provider for the full dollar amount of any Voluntary Reduction incurred after May 1, 2020. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses of the Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
As of June 30, 2023, SSGA FM has not recouped any expenses from the Elfun Government Money Market Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2023	$ 78,761
12/31/2024	$233,832
12/31/2025	$ 43,973
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more
Notes to Financial Statements	107

Elfun Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2023 are disclosed in the Schedules of Investments.
6.Trustees' Fees
The fees and expenses of each Fund’s trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2023 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Elfun International Equity Fund	$ —	$ —	$ 6,155,307	$ 9,076,332
Elfun Trusts	—	—	361,865,968	474,537,920
Elfun Diversified Fund	9,945,238	14,010,388	29,212,227	24,855,653
Elfun Tax-Exempt Income Fund	—	—	356,658,315	360,297,040
Elfun Income Fund	204,295,596	208,614,915	12,174,504	15,123,429
8.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2022, SSGA FM analyzed the Funds' tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
 As of June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elfun International Equity Fund	$ 126,944,077	$ 53,320,381	$ 9,094,532	$ 44,225,849
Elfun Trusts	1,689,668,487	1,718,731,548	14,923,716	1,703,807,832
Elfun Diversified Fund	167,777,207	27,991,012	8,899,777	19,091,235
Elfun Tax-Exempt Income Fund	1,056,233,297	33,398,791	55,862,556	(22,463,765)
Elfun Income Fund	192,172,032	739,650	15,366,230	(14,626,580)
Elfun Government Money Market Fund	152,548,588	—	—	—
108	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
9.Line of Credit
The Funds (excluding the Elfun Government Money Market Fund) and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.275 billion revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2023 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of June 30, 2023.
10.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments. The U.S. Federal Reserve has been engaged in an aggressive campaign to raise interest rates in an effort to combat historically high levels of inflation. Interest rate increases may continue. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Russian Sanctions Risk Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian
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Notes to Financial Statements, continued — June 30, 2023 (Unaudited)
securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
Credit Risk A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk A Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
11.Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
110	Notes to Financial Statements

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Other Information — June 30, 2023 (Unaudited)
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds, excluding the Elfun Government Money Market Fund, have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds' Program. The Program's principal objectives include assessing, managing and periodically reviewing each Fund's liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund. During the course of the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program's implementation for the period December 31, 2021 through December 31, 2022. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Record
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds' proxy voting policies and procedures that are used by the Funds' Adviser to vote proxies relating to Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-800-242-0134 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
With the exception of the Elfun Government Money Market Fund, following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds’ website at www.ssga.com. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
Monthly Portfolio Schedule
The Elfun Government Money Market Fund files its monthly portfolio holdings with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The Fund’s monthly portfolio holdings are available at the Fund’s website at www.ssga.com.
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Other Information, continued — June 30, 2023 (Unaudited)
Trustee Considerations in Approving Continuation of Investment Advisory Agreements1,2
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the Elfun Funds, met in person on April 5, 2023 and May 10-11, 2023, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each Fund, the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. Following the April 5, 2023 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 10-11, 2023 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2022, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
___________________________________________
1The “Elfun Funds” include the Elfun Trusts, Elfun International Equity Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”).
2The Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Responses to a request for information reviewed prior to the April 5, 2023 and May 10-11, 2023 meetings by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2022; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2022;
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○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Funds, with respect to its operations relating to the Funds; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds;
•	Information from SSGA FM, State Street and the Distributor with respect to the Funds providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 10-11, 2023; and
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 10-11, 2023 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2023, for an additional year with respect to all Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities or money market instruments. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. With respect to the Fund that operates as a money market mutual fund with a stable net asset value, the Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
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Other Information, continued — June 30, 2023 (Unaudited)
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2022. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge.  Among other information, the Board considered the following performance information in its evaluation of each Fund:
Elfun Trusts. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-year period and was above the medians of its Performance Group and Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1- and 3-year periods and was above the Benchmark for the 5- and 10-year periods.
Elfun International Equity Fund.  The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3-, 5- and 10-year periods.  The Board also considered that the Fund’s performance was above the Benchmark for the 3- and 5-year periods and was below the Benchmark for the 1- and 10-year periods.
Elfun Diversified Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the median of the Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3-, 5- and 10-year periods. The Board also took into account management’s discussion of the Fund’s performance, including certain differences between the Fund and the Fund’s Performance Group.
Elfun Government Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.
Elfun Income Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-year period, was equal to the median of the Performance Group for the 3-year period, and was above the median of the Performance Group for the 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of the Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-year period and was above the Benchmark for the 3-, 5- and 10-year periods.
Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s performance was above the medians of Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or is being appropriately monitored and/or addressed by management.
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Other Information, continued — June 30, 2023 (Unaudited)
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of each Fund:
Elfun Trusts. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun International Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Diversified Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Government Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the median of its Expense Group and above the median of its Expense Universe.
Elfun Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
Elfun Tax-Exempt Income Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds, including, where applicable, soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Funds, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
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Other Information, continued — June 30, 2023 (Unaudited)
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

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Trustees
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Richard D. Shirk
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer, Code of Ethics Compliance Officer
Sean O'Malley, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1) Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(a)(4) Not applicable.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ELFUN INCOME FUND

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	September 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	September 6, 2023

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 6, 2023